UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	August 31, 2020

Date of reporting period:	September 1, 2019 — August 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam PanAgora Market Neutral Fund

Annual report
8 | 31 | 20

Putnam PanAgora funds pursue systematic, rule-based strategies that combine cutting-edge quantitative techniques with fundamental investment insights.

FUND SYMBOL
CLASS A
PPMAX

Putnam PanAgora
Market Neutral
Fund

Annual report
8 | 31 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

October 14, 2020

Dear Fellow Shareholder:

As the world continues to confront the challenges of the COVID-19 pandemic, financial markets, it seems, are enjoying a respite from fear. U.S. markets rallied this summer despite many challenges that weighed down economic activity, including the public health impact of the pandemic, high unemployment, and tensions related to calls for racial equity. In this context, Putnam continues to pursue superior investment performance for you and your fellow shareholders while also working toward its goals of improving diversity and inclusion within its organization.

We would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 7–9 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Source: Lipper, a Refinitiv company.

This comparison shows your fund’s performance in the context of broad market indexes for the 12 months ended 8/31/20. See above and pages 7–9 for additional fund performance information. Index descriptions can be found on pages 12–13.

2 PanAgora Market Neutral Fund

Can you describe the global investing environment for the reporting period?

Global equities finished calendar-year 2019 on a strong note. Returns were robust across different regions, with the United States leading the way. A “phase one” trade agreement between the United States and China, an accommodative U.S. Federal Reserve [the Fed], and improving global economic conditions helped drive major stock indices to all-time highs in the fourth quarter of calendar 2019.

After a relatively calm start to 2020, developed and emerging equity markets fell sharply in late February and early March. The impact of the COVID-19 pandemic, including fears of a prolonged global economic slowdown, sent equity markets into a tailspin. The CBOE Volatility Index, which measures future equity volatility using options of the S&P 500 Index, surpassed levels last seen during the 2008 global financial crisis. Investors grew more risk averse, focusing on higher quality names and safe-haven assets. Central banks worldwide intervened to provide fiscal and monetary stimulus. The Fed responded with a historic $2 billion in emergency relief and moved interest rates to near zero.

Equities rallied considerably in April 2020 and sustained their gains through the end of the period. Investor confidence rose as countries around the world started to cautiously reopen

PanAgora Market Neutral Fund 3

The table shows the fund’s long and short exposures in each country or region and the percentage of the fund’s net assets that each represented as of 8/31/20. Allocations will not total 100% because the table reflects the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

their economies. The Consumer Price Index [CPI], which represents consumption expenditures, increased by 0.59% in July 2020. This was the CPI’s strongest monthly increase since 1991, and signaled signs of a U.S. economic recovery. The S&P 500 Index, a broad measure of stocks, rallied to a record level in the month of August, recouping its losses from earlier in the year. For the 12-month reporting period, the S&P 500 Index posted a return of 21.94%.

For the 12-month reporting period, international developed equity markets posted a more modest increase of 5.96%, as measured by the MSCI World ex-U.S. Index [ND]. Increased fiscal support across Europe helped boost equity performance following pandemic-related sell-offs.

Emerging markets, as measured by the MSCI Emerging Markets Index [ND], advanced 14.49% for the reporting period. Promising economic data from China helped lift emerging-market stocks. China’s GDP [gross domestic product] expanded 3.2% in the second quarter of calendar 2020 from the same period one year ago, which exceeded an anticipated expansion of 2.5%.

Bonds ended 2019 on the decline as investors’ appetite for risk accelerated. In March 2020, the pandemic triggered the fastest onset of a bear market [a decline of 20% or more from a recent high] in history. The resulting flight to safety was a boon for U.S. and non-U.S. government debt. Record-high unemployment, weaker corporate earnings, and a drop in U.S. quarterly GDP contributed to a decline in U.S. Treasury yields and higher bond prices. The Bloomberg Barclays U.S. Treasury Index rose 6.98%, while the FTSE World Government Bond Index ex-U.S. [Hedged] gained a more modest 0.28%, for the 12-month reporting period.

Following historic volatility in the first calendar quarter of 2020, credit spreads narrowed toward the end of the reporting period. Demand persisted for investment-grade credit, pushing the Bloomberg Barclays U.S. Credit Index up 7.26% for the 12-month reporting period. Inflation-linked bonds were supported by improved inflation expectations [following fiscal and monetary stimulus] and a decline in longer-term yields. The Bloomberg Barclays World Government Inflation-Linked Bond Index [Hedged] increased 3.41% for the reporting period.

Commodity prices rallied in the fourth quarter of calendar 2019 to finish the year strong. By the first quarter of calendar 2020, prices

4 PanAgora Market Neutral Fund

began to plunge as the pandemic caused disruptions to global demand. The more heavily energy-weighted S&P GSCI posted a loss of 23.81% for the reporting period. The more balanced Bloomberg Commodity Index declined 3.90% for the period. The U.S. dollar weakened against other major currencies in the final months of the period. This helped support commodity prices toward the end of the period.

How did the fund perform? Could you discuss some detractors and contributors to results?

Putnam PanAgora Market Neutral Fund declined 6.12% for the 12-month reporting period. The long-term portfolio was the largest detractor with the majority of losses coming from U.S. small-cap stock positions. Intermediate-term and short-term strategies contributed for the period.

The long-term portfolio was down due to stock selection within U.S. small-cap stocks. The alpha model did not perform well due to poor performance of top-alpha-quintile stocks in the management capabilities [earnings growth and financial strength] and market intelligence [momentum and sentiment] factor groups. During the period, external forces [industry] factors were positive. On a sector basis within U.S. small caps, consumer staples and industrials detracted most. Financials was the top contributing sector, primarily from gains in the banks industry group. The alpha model within the financials sector benefited from the positive performance of the industry-specific model.

While U.S. small caps detracted, U.S. large caps were positive for the reporting period. The alpha model performed very well with strong factor performance coming from all three factor groups: management capabilities, external forces, and market intelligence. Within U.S. large caps, health care was the top sector contrib-utor. The pharmaceutical, biotechnology, and life sciences industry groups within this sector contributed most due to strong performance within the industry-specific model.

International positions slightly detracted for the period. Underperformance came mostly from positions within developed countries in Mideast–Africa and Japan. Within the Mideast–Africa region, Israel was the top country detractor. Europe was a bright spot within the international portfolio. We attribute this to good stock selection in the Netherlands and the United Kingdom, with Europe being the largest international contributor by region.

Our intermediate strategies contributed, with a majority of positive performance coming from U.S. merger arbitrage-related trades within the technology and health-care sectors. Our short-term strategies also contributed due to solid performance of the index reconstitution strategy.

How did the fund use derivatives?

We used total return swaps to take long or short positions in equity securities.

What is your outlook and portfolio strategy for the coming months?

The fund is designed to generate attractive, absolute returns under different market conditions and over different horizons. The fund uses a diversified set of strategies that have low correlation to one another. Their combination is expected to result in more stable returns over time than any individual strategy in and of itself.

The majority of the fund’s allocation is within the long-term portfolio, which utilizes fundamentally based signals applied across a broad universe of stocks. We believe this will provide the majority of return over a market cycle. Intermediate- and short-term strategies provide additional alpha based on the number of corporate and market events.

PanAgora Market Neutral Fund 5

Thank you, George and Richard, for your time and insights today.

Past performance is not a guarantee of future results.

The opinions expressed in this article represent the current, good-faith views of the author(s) at the time of publication, are provided for limited purposes, are not definitive investment advice, and should not be relied on as such. The information presented in this article has been developed internally and/or obtained from sources believed to be reliable; however, PanAgora Asset Management, Inc. (PanAgora) does not guarantee the accuracy, adequacy or completeness of such information. Predictions, opinions, and other information contained in this article are subject to change continually and without notice of any kind and may no longer be true after the date indicated. As with any investment there is a potential for profit as well as the possibility of loss.

Any forward-looking statements speak only as of the date they are made, and PanAgora assumes no duty to and does not undertake to update forward-looking statements. Forward-looking statements are subject to numerous assumptions, risks, and uncertainties, which change over time. Actual results could differ materially from those anticipated in forward-looking statements. Any investments to which this material relates are available only to or will be engaged in only with investment professionals.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one purpose: to take long or short positions in equity securities.

For example, the fund’s managers might use derivatives, such as total return swaps, to take long or short positions in equity securities. The fund may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. PanAgora monitors the counterparty risks we assume. For example, PanAgora often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 PanAgora Market Neutral Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for the periods ended August 31, 2020, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 8/31/20
	Life of fund	Annual average	1 year
Class A (9/21/17)
Before sales charge	–18.70%	–6.79%	–6.12%
After sales charge	–23.37	–8.64	–11.52
Class B (9/21/17)
Before CDSC	–20.50	–7.49	–6.80
After CDSC	–22.89	–8.44	–11.46
Class C (9/21/17)
Before CDSC	–20.50	–7.49	–6.80
After CDSC	–20.50	–7.49	–7.73
Class R (9/21/17)
Net asset value	–19.30	–7.02	–6.38
Class R6 (9/21/17)
Net asset value	–18.10	–6.55	–5.86
Class Y (9/21/17)
Net asset value	–18.10	–6.55	–5.86

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

PanAgora Market Neutral Fund 7

Comparative index returns For periods ended 8/31/20

	Life of fund	Annual average	1 year
ICE BofA U.S.
Treasury Bill Index	5.29%	1.77%	1.35%
Lipper Alternative
Equity Market
Neutral Funds	–8.34	–3.74	–6.75
category average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 1-year and life-of-fund periods ended 8/31/20, there were 63 and 60 funds, respectively, in this Lipper category.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B shares would have been valued at $7,950 ($7,711 after contingent deferred sales charge). A $10,000 investment in the fund’s class C shares would be valued at $7,950, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R6, and Y shares would have been valued at $8,070, $8,190, and $8,190, respectively.

Fund price and distribution information For the 12-month period ended 8/31/20
	Class A		Class B	Class C	Class R	Class R6	Class Y
	Before	After	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value
8/31/19	$8.66	$9.19	$8.53	$8.53	$8.62	$8.70	$8.70
8/31/20	8.13	8.63	7.95	7.95	8.07	8.19	8.19

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

8 PanAgora Market Neutral Fund

Fund performance as of most recent calendar quarter Total return for periods ended 9/30/20
	Life of fund	Annual average	3 years	Annual average	1 year
Class A (9/21/17)
Before sales charge	–17.60%	–6.20%	–17.19%	–6.09%	–4.85%
After sales charge	–22.34	–8.01	–21.95	–7.93	–10.32
Class B (9/21/17)
Before CDSC	–19.50	–6.92	–19.10	–6.82	–5.63
After CDSC	–21.92	–7.85	–21.52	–7.76	–10.35
Class C (9/21/17)
Before CDSC	–19.50	–6.92	–19.10	–6.82	–5.63
After CDSC	–19.50	–6.92	–19.10	–6.82	–6.57
Class R (9/21/17)
Net asset value	–18.20	–6.42	–17.79	–6.32	–5.10
Class R6 (9/21/17)
Net asset value	–17.00	–5.97	–16.58	–5.86	–4.60
Class Y (9/21/17)
Net asset value	–17.00	–5.97	–16.58	–5.86	–4.60

See the discussion following the fund performance table on page 7 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios
	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 8/31/19*†	1.81%	2.56%	2.56%	2.06%	1.57%	1.56%
Total annual operating expenses for the
fiscal year ended 8/31/19*	3.31%	4.06%	4.06%	3.56%	3.07%	3.06%
Annualized expense ratio for the
six-month period ended 8/31/20 ‡	1.80%	2.55%	2.55%	2.05%	1.56%	1.55%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.02%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Other expenses have been restated to reflect current fees.

† Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 12/30/20.

‡ Expense ratios for each class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights.

PanAgora Market Neutral Fund 9

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 3/1/20 to 8/31/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$9.03	$12.76	$12.76	$10.27	$7.83	$7.78
Ending value (after expenses)	$995.10	$990.00	$990.00	$992.60	$996.40	$996.40

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 8/31/20, use the following calculation method. To find the value of your investment on 3/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000 *†	$9.12	$12.90	$12.90	$10.38	$7.91	$7.86
Ending value (after expenses)	$1,016.09	$1,012.32	$1,012.32	$1,014.83	$1,017.29	$1,017.34

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 8/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

10 PanAgora Market Neutral Fund

Consider these risks before investing

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets may hurt performance, and efforts to generate returns under different market conditions and over different time horizons may be unsuccessful. Quantitative models or data may be incorrect or incomplete, and reliance on those models or data may not produce the desired results. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments in which the fund invests (or has exposure to) are subject to interest-rate risk and credit risk. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives (including “short” derivatives) include losses caused by unexpected market movements (which are potentially unlimited), imperfect correlation between the price of the derivative and the price of the underlying asset, increased investment exposure (which may be considered leverage), the potential inability to terminate or sell derivatives positions, the potential need to sell securities at disadvantageous times to meet margin or segregation requirements, the potential inability to recover margin or other amounts deposited from a counterparty, and the potential failure of the other party to the instrument to meet its obligations. Leveraging can result in volatility in the fund’s performance and losses in excess of the amounts invested. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets. By investing in open-end or closed-end investment companies and ETFs, the fund is indirectly exposed to the risks associated with direct ownership of the securities held by those investment companies or ETFs. Certain investments are not as readily traded as conventional securities, and the fund may be unable to sell these investments when it considers it desirable to do so. Frequent trading may cause the fund to experience increased brokerage commissions and other transaction costs, and the fund may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. You can lose money by investing in the fund.

PanAgora Market Neutral Fund 11

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. Credit Index is an unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable corporate and government-related bonds.

Bloomberg Barclays U.S. Treasury Index is an unmanaged index of U.S.-dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Bloomberg Barclays World Government Inflation-Linked Bond Index (Hedged) is an unmanaged index that tracks the performance of government inflation-protected securities.

Bloomberg Commodity Index is a broadly diversified index that measures the prices of commodities.

CBOE (Chicago Board Options Exchange) Volatility Index is a measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

FTSE World Government Bond Index (WGBI) ex-U.S. (Hedged) is an unmanaged index that represents the world bond market, excluding the United States.

12 PanAgora Market Neutral Fund

ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

MSCI Emerging Markets Index (ND) is a free float-adjusted market capitalization index that is designed to measure equity market performance in global emerging markets. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

MSCI World ex-U.S. Index [ND] is an unmanaged index of equity securities from developed countries, excluding the United States. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

S&P GSCI is a composite index of commodity sector returns that represents a broadly diversified, unleveraged, long-only position in commodity futures.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain

PanAgora Market Neutral Fund 13

the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of August 31, 2020, Putnam employees had approximately $505,000,000 and the Trustees had approximately $78,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

14 PanAgora Market Neutral Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-advisory contract with respect to your fund between Putnam Management and its affiliate, PanAgora Asset Management, Inc. (“PanAgora”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates, including PanAgora, furnish specified information, together with any additional information that Putnam Management and PanAgora considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management and PanAgora provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent

Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management contract (as well as the management and sub-advisory contracts of its wholly-owned subsidiary) and sub-advisory contract with respect to your fund between Putnam Management and PanAgora, effective July 1, 2020.

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management and PanAgora in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in”

PanAgora Market Neutral Fund 15

management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management of all open-end funds sponsored by Putnam Management for which PanAgora acts as sub-adviser increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders, Putnam Management and PanAgora.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least December 30, 2021. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates, including PanAgora, from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the costs incurred by PanAgora in providing its services under the sub-advisory contract and the resulting profitability to it in respect of your fund. The

16 PanAgora Market Neutral Fund

Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders, Putnam Management and PanAgora of such economies of scale as may exist in the management of the fund at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates (including PanAgora) to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered differences between the services that Putnam Management and PanAgora provide to the Putnam funds and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management and PanAgora, and the quality of services provided by Putnam Management and PanAgora with respect to your fund, represented major factors in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract and by PanAgora under your fund’s sub-advisory contract. The Trustees were assisted in their review of Putnam Management’s and PanAgora’s investment processes and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees also met with senior personnel of PanAgora during the year. The Trustees concluded that Putnam Management and PanAgora generally provide a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s and PanAgora’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. With respect to its review of your fund’s investment performance, the Contract Committee, along with other members of the Board, discussed with representatives of Putnam Management your fund’s investment performance and outlook.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019.

PanAgora Market Neutral Fund 17

In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year and since-inception periods ended December 31, 2019. Your fund’s class A shares’ return, net of fees and expenses, was negative and trailed the return of its benchmark over the one-year and since-inception periods ended December 31, 2019. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about your fund’s underperformance relative to its benchmark over the one-year and since-inception periods ended December 31, 2019 and considered the circumstances that may have contributed to this disappointing performance. The Trustees noted Putnam Management’s observation that the fund’s diversified, quantitative strategy, which is based on the view that companies with strong fundamentals will outperform over time, performed less favorably in the recent later stage market, in which strong returns were concentrated in fewer securities and driven to a lesser extent by a company’s fundamentals. The Trustees considered that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also noted that the fund was launched in September 2017, that its performance track record was somewhat limited, and that the portfolio managers sought to deliver strong performance over a full economic cycle. The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team. The Trustees will continue to closely monitor your fund and its investment performance.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues and Putnam Management’s responsiveness to Trustee concerns about investment performance, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management and PanAgora may receive in connection with the services they provide under the management and sub-advisory contracts with your fund. These include benefits

18 PanAgora Market Neutral Fund

related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to PanAgora in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance PanAgora’s investment capabilities and supplement PanAgora’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

PanAgora Market Neutral Fund 19

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the fund’s audited financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

20 PanAgora Market Neutral Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Investment Funds and Shareholders of
Putnam PanAgora Market Neutral Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam PanAgora Market Neutral Fund (one of the funds constituting Putnam Investment Funds, referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2020

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

PanAgora Market Neutral Fund 21

The fund’s portfolio 8/31/20

UNITS (11.7%)*	Units	Value
ACE Convergence Acquisition Corp. †	2,553	$25,428
Ascendant Digital Acquisition Corp. †	334	3,390
BowX Acquisition Corp. †	2,587	25,922
Capstar Special Purpose Acquisition Corp. †	2,526	25,740
CC Neuberger Principal Holdings II †	2,583	26,256
CF Finance Acquisition Corp. II †	2,587	25,663
Churchill Capital Corp. IV †	2,569	25,536
Collective Growth Corp. †	1	10
D8 Holdings Corp. (Hong Kong) †	2,539	25,213
Deerfield Healthcare Technology Acquisitions Corp. †	337	3,474
DFP Healthcare Acquisitions Corp. †	2	22
dMY Technology Group, Inc. II †	2,539	25,466
Dragoneer Growth Opportunities Corp. †	332	4,004
E.Merge Technology Acquisition Corp. †	2,554	25,540
East Resources Acquisition Co. †	2,546	25,129
Foley Trasimene Acquisition Corp. †	1	11
Foley Trasimene Acquisition Corp. II †	2,582	25,872
Foley Trasimene Acquisition Corp. Class A †	2,625	26,513
Fortress Value Acquisition Corp. II †	2,566	26,045
Forum Merger III Corp. †	2,583	25,778
FTAC Olympus Acquisition Corp. †	2,587	25,767
Fusion Acquisition Corp. †	2,541	25,486
GigCapital3, Inc. †	3	31
GO Acquisition Corp. †	2,552	25,392
Gores Holdings V, Inc. †	2,564	25,896
Greencity Acquisition Corp. (China) †	2,516	25,009
Holicity, Inc. †	2,587	25,999
Horizon Acquisition Corp. †	2,572	25,951
HPX Corp. †	2,555	25,422
Jaws Acquisition Corp. †	1	11
Kensington Capital Acquisition Corp. †	2,534	26,354
Kismet Acquisition One Corp. (Russia) †	2,783	27,468
Lionheart Acquisition Corp. II †	2,576	25,580
Live Oak Acquisition Corp. †	1	10
Longview Acquisition Corp. †	2,611	26,397
Malacca Straits Acquisition Co., Ltd. (Hong Kong) †	2,539	25,009
Mountain Crest Acquisition Corp. †	3,221	33,015
NewHold Investment Corp. †	2,554	25,157
Northern Genesis Acquisition Corp. †	2,794	27,716
Novus Capital Corp. †	2,639	29,029
One †	2,576	26,018
Property Solutions Acquisition Corp. †	2,546	25,078
PTK Acquisition Corp. †	2,527	25,068
RedBall Acquisition Corp. †	2,576	26,404
Roth CH Acquisition I Co. †	3	30
Star Peak Energy Transition Corp. †	2,582	25,717
Vistas Media Acquisition Co., Inc. †	2,554	25,489
Yucaipa Acquisition Corp. †	2,587	26,127
Total units (cost $998,890)		$1,001,642

22 PanAgora Market Neutral Fund

COMMON STOCKS (7.3%)*	Shares	Value
Capital markets (0.1%)
Morgan Stanley	219	$11,445
		11,445
Diversified financial services (7.1%)
Alussa Energy Acquisition Corp. Class A (Cayman Islands) †	856	8,432
Amplitude Healthcare Acquisition Corp. Class A †	2,946	29,313
B. Riley Principal Merger Corp. II Class A †	2,620	26,357
Brilliant Acquisition Corp. (China) †	2,626	25,840
Brilliant Acquisition Corp. (Rights) (China) †	2,626	486
Chardan Healthcare Acquisition 2 Corp. †	2,652	25,990
CHP Merger Corp. Class A †	1,373	14,073
CIIG Merger Corp. Class A †	4,528	45,869
CITIC Capital Acquisition Corp. Class A (China) †	226	2,210
Collective Growth Corp. Class A †	2,802	27,600
DFP Healthcare Acquisitions Corp. Class A †	2,864	29,127
East Stone Acquisition Corp. †	2,115	20,939
East Stone Acquisition Corp. (Rights) †	4,230	888
FinServ Acquisition Corp. Class A †	830	8,300
Galileo Acquisition Corp. †	888	8,765
GigCapital3, Inc. †	3,264	32,216
Gores Holdings IV, Inc. Class A †	1,304	13,848
Hudson Executive Investment Corp. Class A †	2,554	25,080
InterPrivate Acquisition Corp. †	2,918	28,859
Jaws Acquisition Corp. Class A †	2,619	26,400
Juniper Industrial Holdings, Inc. Class A †	840	8,350
LGL Systems Acquisition Corp. Class A †	1,284	12,737
Lifesci Acquisition Corp. †	1,433	14,402
LIV Capital Acquisition Corp. Class A (Mexico) †	2,822	27,797
Live Oak Acquisition Corp. Class A †	3,040	29,883
Osprey Technology Acquisition Corp. Class A †	870	8,717
Pivotal Investment Corp. II Class A †	2,046	20,644
Roth CH Acquisition I Co. †	2,784	27,562
SCVX Corp. Class A †	1,059	10,474
Software Acquisition Group, Inc. Class A †	432	4,307
South Mountain Merger Corp. Class A †	428	4,331
Tuscan Holdings Corp. II †	440	4,387
Union Acquisition Corp. II †	3,543	35,040
Yunhong International (Rights) (China) †	904	172
		609,395
Software (0.1%)
Tenable Holdings, Inc. †	86	3,237
		3,237
Total common stocks (cost $593,289)		$624,077

	Expiration	Strike
WARRANTS (0.6%)* †	date	price	Warrants	Value
Acamar Partners Acquisition Corp. Class A	2/26/26	$11.50	556	$523
Alussa Energy Acquisition Corp. Class A
(Cayman Islands)	10/31/26	11.50	428	260
Amplitude Healthcare Acquisition Corp. Class A	12/1/26	11.50	1,473	1,414
B. Riley Principal Merger Corp. II Class A	5/6/26	11.50	1,310	1,572

PanAgora Market Neutral Fund 23

	Expiration	Strike
WARRANTS (0.6%)* † cont.	date	price	Warrants	Value
Brilliant Acquisition Corp. (China)	12/31/25	$11.50	2,626	$446
CC Neuberger Principal Holdings I Class A	12/31/25	11.50	3,536	4,597
Chardan Healthcare Acquisition 2 Corp.	3/5/25	11.50	2,652	1,591
CHP Merger Corp. Class A	11/22/24	11.50	2,746	2,499
CIIG Merger Corp. Class A	12/31/26	11.50	2,264	1,856
CITIC Capital Acquisition Corp. Class A (China)	1/17/27	11.50	113	90
Collective Growth Corp. Class A	12/31/24	11.50	1,401	995
DFP Healthcare Acquisitions Corp. Class A	4/1/25	11.50	716	916
East Stone Acquisition Corp.	12/31/26	11.50	6,345	1,079
FinServ Acquisition Corp. Class A	12/31/26	11.50	415	337
Foley Trasimene Acquisition Corp. Class A	7/17/25	11.50	875	1,356
Galileo Acquisition Corp.	10/31/26	11.50	888	382
GigCapital3, Inc.	7/2/25	11.50	2,448	1,346
Gores Holdings IV, Inc. Class A	1/24/25	11.50	326	678
Greenrose Acquisition Corp.	5/11/24	11.50	7,240	1,448
GX Acquisition Corp. Class A	5/24/26	11.50	624	1,061
Hudson Executive Investment Corp. Class A	6/21/25	11.50	1,277	1,022
InterPrivate Acquisition Corp.	10/29/24	11.50	1,459	730
Jaws Acquisition Corp. Class A	7/6/25	11.50	873	1,440
Juniper Industrial Holdings, Inc. Class A	11/13/26	11.50	420	399
LGL Systems Acquisition Corp. Class A	11/12/26	11.50	2,568	2,532
Lifesci Acquisition Corp.	2/14/25	11.50	4,299	3,138
LIV Capital Acquisition Corp. Class A (Mexico)	1/10/25	11.50	2,822	1,411
Live Oak Acquisition Corp. Class A	5/8/27	11.50	1,520	1,307
Osprey Technology Acquisition Corp. Class A	10/30/24	11.50	435	479
Pivotal Investment Corp. II Class A	6/1/25	11.50	682	647
Replay Acquisition Corp.	4/8/24	11.50	1,263	1,200
RMG Acquisition Corp. Class A	2/21/26	11.50	1,144	1,464
Roth CH Acquisition I Co.	1/28/25	11.50	2,088	1,775
SCVX Corp. Class A	1/24/25	11.50	5,298	6,834
Software Acquisition Group, Inc. Class A	10/1/26	11.50	216	177
South Mountain Merger Corp. Class A	6/20/24	11.50	214	278
Tuscan Holdings Corp. II	7/16/25	11.50	220	106
Union Acquisition Corp. II	4/1/25	11.50	3,543	1,063
Yunhong International Class A (China)	1/31/27	11.50	1,356	210
Total warrants (cost $50,871)				$50,658

INVESTMENT COMPANIES (—%)*	Shares	Value
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	640	$3,712
Total investment companies (cost $4,494)		$3,712

SHORT-TERM INVESTMENTS (38.2%)	Shares	Value
State Street Institutional U.S. Government Money Market Fund,
Investor Class zero %	3,278,554	$3,278,554
Total Short-term investments (cost $3,278,554)		$3,278,554

TOTAL INVESTMENTS
Total investments (cost $4,926,098)		$4,958,643

24 PanAgora Market Neutral Fund

Key to holding’s abbreviations
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
OTC	Over-the-counter
SPDR	S&P Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from September 1, 2019 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $8,588,464.

† This security is non-income-producing.

At the close of the reporting period, the fund maintained liquid assets totaling $41,066 to cover certain derivative contracts.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$77,171	$74,556	$—	1/28/25	(Federal Funds	1–800-Flowers.com	$(2,636)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
22,111	22,111	—	1/28/25	(Federal Funds	1Life Healthcare	(7)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
8,905	8,864	—	1/28/25	(Federal Funds	A O Smith Corp —	(2)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,277	6,178	—	1/28/25	(Federal Funds	Aberdeen Income	47
				Effective Rate US	Credit Strategies
				plus 0.25%) —	Fund — Monthly
				Monthly
11,140	10,893	—	1/28/25	(Federal Funds	Abivax SA — Monthly	(251)
				Effective Rate US
				plus 0.25%) —
				Monthly
41,758	41,703	—	1/28/25	(Federal Funds	Acacia	(69)
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
2,905	—	—	1/28/25	(Federal Funds	Achillion	(2,905)
				Effective Rate US	Pharmaceutical —
				plus 0.25%) —	Monthly
				Monthly
42,784	45,727	—	1/28/25	(Federal Funds	Adaptimmune	2,929
				Effective Rate US	Therapeutics PLC —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$40,130	$40,103	$—	1/28/25	(Federal Funds	Advanced Disposal	$(39)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
6,404	6,461	—	1/28/25	(Federal Funds	Advent Convertible	160
				Effective Rate US	and Income Fund —
				plus 0.25%) —	Monthly
				Monthly
31,923	32,392	—	1/28/25	(Federal Funds	Affimed NV —	460
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,966	33,451	—	1/28/25	(Federal Funds	Aflac Inc — Monthly	(520)
				Effective Rate US
				plus 0.25%) —
				Monthly
34,924	37,740	—	1/28/25	(Federal Funds	Agenus Inc —	2,809
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,245	21,215	—	1/28/25	(Federal Funds	Agility Public	115
				Effective Rate US	Warehousing Co
				plus 1.20%) —	KSC — Monthly
				Monthly
15,647	15,653	—	1/28/25	(Federal Funds	Agilysys Inc —	3
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,521	13,845	—	1/28/25	(Federal Funds	Airtac International	(682)
				Effective Rate US	Group — Monthly
				plus 0.35%) —
				Monthly
12,009	11,976	—	1/28/25	(Federal Funds	Akzo Nobel NV —	(37)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
46,063	44,625	—	1/28/25	(Federal Funds	Alexander & Baldwin	(1,448)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
6,797	6,632	—	1/28/25	(Federal Funds	Alexander’s Inc —	(51)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
26,712	26,981	—	1/28/25	(Federal Funds	Alibaba Group	262
				Effective Rate US	Holding Ltd —
				plus 0.25%) —	Monthly
				Monthly
6,100	6,190	—	1/28/25	(Federal Funds	Alliance Global	90
				Effective Rate US	Group Inc —
				plus 0.75%) —	Monthly
				Monthly

26 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,229	$9,267	$—	1/28/25	(Federal Funds	AllianzGI	$196
				Effective Rate US	Convertible &
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
4,767	4,800	—	1/28/25	(Federal Funds	AllianzGI	115
				Effective Rate US	Convertible &
				plus 0.25%) —	Income Fund II —
				Monthly	Monthly
3,778	3,792	—	1/28/25	(Federal Funds	AllianzGI Diversified	59
				Effective Rate US	Income &
				plus 0.25%) —	Convertible Fund —
				Monthly	Monthly
18,350	18,365	—	1/28/25	(Federal Funds	Allison Transmission	96
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
14,778	14,601	—	1/28/25	(Federal Funds	Allstate Corp/The —	(96)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,171	21,184	—	1/28/25	(Federal Funds	Alphabet Inc —	7
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,415	35,763	—	1/28/25	(Federal Funds	Altium Ltd —	339
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,231	9,229	—	1/28/25	(Federal Funds	Altria Group Inc —	(5)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,829	14,260	—	1/28/25	(Federal Funds	Amada Co Ltd —	429
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,800	24,157	—	1/28/25	(Federal Funds	Amazon.com Inc —	351
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,751	15,523	—	1/28/25	(Federal Funds	Ameriprise Financial	(130)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
43,940	42,731	—	1/28/25	(Federal Funds	Amkor Technology	(1,224)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$35,464	$35,584	$—	1/28/25	(Federal Funds	Andersons Inc/	$120
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
14,267	14,413	—	1/28/25	(Federal Funds	AngioDynamics	142
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
25,621	27,570	—	1/28/25	(Federal Funds	Antares Pharma	1,941
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
19,664	19,636	—	1/28/25	(Federal Funds	AO World PLC —	(28)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,068	3,061	—	1/28/25	(Federal Funds	Apollo Senior	24
				Effective Rate US	Floating Rate Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
18,001	18,582	—	1/28/25	(Federal Funds	Apple Inc — Monthly	606
				Effective Rate US
				plus 0.25%) —
				Monthly
8,192	8,233	—	1/28/25	(Federal Funds	Arata Corp —	39
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
74,528	72,409	—	1/28/25	(Federal Funds	ArcBest Corp —	(1,969)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,993	15,612	—	1/28/25	(Federal Funds	Arch Capital Group	(386)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
27,574	29,012	—	1/28/25	(Federal Funds	Arcus Biosciences	1,431
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
39,128	39,518	—	1/28/25	(Federal Funds	Arena	381
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
9,921	9,928	—	1/28/25	(Federal Funds	Argo Graphics Inc —	4
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

28 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$67,491	$67,859	$—	1/28/25	(Federal Funds	Artisan Partners	$1,524
				Effective Rate US	Asset Management
				plus 0.25%) —	Inc — Monthly
				Monthly
29,615	29,007	—	1/28/25	(Federal Funds	Ashtead Group	(243)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
44,513	44,543	—	1/28/25	(Federal Funds	ASM International	16
				Effective Rate US	NV — Monthly
				plus 0.25%) —
				Monthly
32,030	32,980	—	1/28/25	(Federal Funds	Assembly	942
				Effective Rate US	Biosciences Inc —
				plus 0.25%) —	Monthly
				Monthly
34,217	34,295	—	1/28/25	(Federal Funds	Asta Funding Inc —	69
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,375	6,286	—	1/28/25	(Federal Funds	Astellas Pharma	(91)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,299	11,506	—	1/28/25	(Federal Funds	Atlassian Corp	204
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
13,866	14,075	—	1/28/25	(Federal Funds	Aurizon Holdings	636
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,694	7,810	—	1/28/25	(Federal Funds	Australian	115
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Industries Ltd —
				Monthly	Monthly
48,305	49,648	—	1/28/25	(Federal Funds	Avaya Holdings	1,336
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
3,925	3,934	—	1/28/25	(Federal Funds	Avnet Inc — Monthly	8
				Effective Rate US
				plus 0.25%) —
				Monthly
8,027	8,054	—	1/28/25	(Federal Funds	Axon Enterprise	25
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 29

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,704	$9,574	$—	1/28/25	(Federal Funds	BAIC Motor Corp	$347
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
16,724	16,503	—	1/28/25	(Federal Funds	Balfour Beatty	(222)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
6,252	6,346	—	1/28/25	(Federal Funds	Bancorp Inc/The —	94
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,475	20,232	—	1/28/25	(Federal Funds	Bank of America	(250)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
8,305	8,085	—	1/28/25	(Federal Funds	Bank of Commerce	(223)
				Effective Rate US	Holdings — Monthly
				plus 0.25%) —
				Monthly
34,099	33,676	—	1/28/25	(Federal Funds	Bank of Marin	(190)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
9,050	8,912	—	1/28/25	(Federal Funds	Bank of New York	(65)
				Effective Rate US	Mellon Corp/The —
				plus 0.25%) —	Monthly
				Monthly
44,304	43,344	—	1/28/25	(Federal Funds	Banner Corp —	(481)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,048	44,732	—	1/28/25	(Federal Funds	Barrett Business	905
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
17,330	18,459	—	1/28/25	(Federal Funds	Bavarian Nordic	1,124
				Effective Rate US	A/S — Monthly
				plus 0.25%) —
				Monthly
46,336	50,358	—	1/28/25	(Federal Funds	BBX Capital Corp —	4,007
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,809	7,836	—	1/28/25	(Federal Funds	Beauty Garage Inc —	51
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

30 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,849	$14,942	$—	1/28/25	(Federal Funds	Bechtle AG —	$91
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,608	17,393	—	1/28/25	(Federal Funds	BeiGene Ltd —	(220)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,193	12,727	—	1/28/25	(Federal Funds	Beijing Capital	919
				Effective Rate US	International
				plus 0.25%) —	Airport Co Ltd —
				Monthly	Monthly
10,411	10,640	—	1/28/25	(Federal Funds	Bergenbio ASA —	225
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,654	18,770	—	1/28/25	(Federal Funds	Berkeley Group	549
				Effective Rate US	Holdings PLC —
				plus 0.25%) —	Monthly
				Monthly
12,956	13,011	—	1/28/25	(Federal Funds	Bilia AB — Monthly	52
				Effective Rate US
				plus 0.25%) —
				Monthly
12,091	11,284	—	1/28/25	(Federal Funds	Bill.com Holdings	(810)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
31,313	32,582	—	1/28/25	(Federal Funds	Biohaven	1,260
				Effective Rate US	Pharmaceutical
				plus 0.25%) —	Holding Co Ltd —
				Monthly	Monthly
28,769	32,087	—	1/28/25	(Federal Funds	BJ’s Restaurants	3,472
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
6,512	6,513	—	1/28/25	(Federal Funds	Blackbaud Inc —	1
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,397	42,637	—	1/28/25	(Federal Funds	Blackline Inc —	1,227
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,128	4,119	—	1/28/25	(Federal Funds	BlackRock	13
				Effective Rate US	California Municipal
				plus 0.25%) —	Income Trust —
				Monthly	Monthly

PanAgora Market Neutral Fund 31

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$25,384	$25,475	$—	1/28/25	(Federal Funds	BlackRock	$442
				Effective Rate US	Corporate High
				plus 0.25%) —	Yield Fund Inc —
				Monthly	Monthly
5,753	5,770	—	1/28/25	(Federal Funds	BlackRock Debt	97
				Effective Rate US	Strategies Fund
				plus 0.25%) —	Inc — Monthly
Monthly
12,221	12,201	—	1/28/25	(Federal Funds	BlackRock Floating	139
				Effective Rate US	Rate Income
				plus 0.25%) —	Strategies Fund
				Monthly	Inc — Monthly
3,546	3,543	—	1/28/25	(Federal Funds	BlackRock Floating	43
				Effective Rate US	Rate Income Trust —
				plus 0.25%) —	Monthly
Monthly
2,015	2,043	—	1/28/25	(Federal Funds	BlackRock	42
				Effective Rate US	Municipal Income
				plus 0.25%) —	Quality Trust —
				Monthly	Monthly
3,759	3,803	—	1/28/25	(Federal Funds	BlackRock	74
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
Monthly
2,611	2,672	—	1/28/25	(Federal Funds	BlackRock	80
				Effective Rate US	MuniEnhanced
				plus 0.25%) —	Fund Inc — Monthly
Monthly
6,211	6,281	—	1/28/25	(Federal Funds	BlackRock	111
				Effective Rate US	MuniHoldings
				plus 0.25%) —	Investment Quality
				Monthly	Fund — Monthly
2,714	2,734	—	1/28/25	(Federal Funds	BlackRock	42
				Effective Rate US	MuniHoldings New
				plus 0.25%) —	Jersey Quality Fund
				Monthly	Inc — Monthly
2,523	2,565	—	1/28/25	(Federal Funds	BlackRock	61
				Effective Rate US	MuniHoldings
				plus 0.25%) —	Quality Fund II Inc —
				Monthly	Monthly
1,913	1,932	—	1/28/25	(Federal Funds	BlackRock	33
				Effective Rate US	MuniHoldings
				plus 0.25%) —	Quality Fund Inc —
				Monthly	Monthly
2,040	2,048	—	1/28/25	(Federal Funds	BlackRock MuniVest	24
				Effective Rate US	Fund II Inc —
				plus 0.25%) —	Monthly
Monthly

32 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,443	$4,525	$—	1/28/25	(Federal Funds	BlackRock MuniVest	$117
				Effective Rate US	Fund Inc — Monthly
plus 0.25%) —
Monthly
3,666	3,719	—	1/28/25	(Federal Funds	BlackRock	79
				Effective Rate US	MuniYield California
				plus 0.25%) —	Quality Fund Inc —
				Monthly	Monthly
4,113	4,149	—	1/28/25	(Federal Funds	BlackRock	69
				Effective Rate US	MuniYield Fund
				plus 0.25%) —	Inc — Monthly
Monthly
1,894	1,907	—	1/28/25	(Federal Funds	BlackRock	25
				Effective Rate US	MuniYield Michigan
				plus 0.25%) —	Quality Fund Inc —
				Monthly	Monthly
2,135	2,147	—	1/28/25	(Federal Funds	BlackRock	29
				Effective Rate US	MuniYield New
				plus 0.25%) —	Jersey Fund Inc —
				Monthly	Monthly
5,041	5,094	—	1/28/25	(Federal Funds	BlackRock	85
				Effective Rate US	MuniYield Quality
				plus 0.25%) —	Fund III Inc —
				Monthly	Monthly
2,765	2,786	—	1/28/25	(Federal Funds	BlackRock	41
				Effective Rate US	MuniYield Quality
				plus 0.25%) —	Fund Inc — Monthly
Monthly
16,052	16,236	—	1/28/25	(Federal Funds	BlackRock Taxable	318
				Effective Rate US	Municipal Bond
				plus 0.25%) —	Trust — Monthly
Monthly
9,257	9,265	—	1/28/25	(Federal Funds	Blackstone / GSO	151
				Effective Rate US	Strategic Credit
				plus 0.25%) —	Fund — Monthly
Monthly
9,333	10,310	—	1/28/25	(Federal Funds	Bloomin’ Brands	976
				Effective Rate US	Inc — Monthly
plus 0.25%) —
Monthly
3,663	3,722	—	1/28/25	(Federal Funds	BNY Mellon	88
				Effective Rate US	Strategic Municipal
				plus 0.25%) —	Bond Fund Inc —
				Monthly	Monthly
3,304	3,407	—	1/28/25	(Federal Funds	BNY Mellon	131
				Effective Rate US	Strategic Municipals
				plus 0.25%) —	Inc — Monthly
Monthly

PanAgora Market Neutral Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,979	$8,866	$—	1/28/25	(Federal Funds	Bogota Financial	$(116)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
10,421	10,357	—	1/28/25	(Federal Funds	Bollore SA —	(67)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,487	18,107	—	1/28/25	(Federal Funds	boohoo Group	(1,379)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
21,165	21,539	—	1/28/25	(Federal Funds	Boubyan Bank	351
				Effective Rate US	KSCP — Monthly
				plus 1.20%) —
				Monthly
13,422	13,249	—	1/28/25	(Federal Funds	Boubyan	673
				Effective Rate US	Petrochemicals Co
				plus 1.20%) —	KSCP — Monthly
				Monthly
64,262	62,325	—	1/28/25	(Federal Funds	Box Inc — Monthly	(1,954)
				Effective Rate US
				plus 0.25%) —
				Monthly
23,547	23,459	—	1/28/25	(Federal Funds	Boyd Gaming	(94)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
16,124	16,080	—	1/28/25	(Federal Funds	bpost SA — Monthly	(46)
				Effective Rate US
				plus 0.25%) —
				Monthly
2,688	2,721	—	1/28/25	(Federal Funds	BrandywineGLOBAL	63
				Effective Rate US	Global Income
				plus 0.25%) —	Opportunities Fund
				Monthly	Inc — Monthly
9,419	9,520	—	1/28/25	(Federal Funds	Bridgestone Corp —	223
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,687	13,062	—	1/28/25	(Federal Funds	Brinker	1,373
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
18,065	17,976	—	1/28/25	(Federal Funds	Bristol-Myers	35
				Effective Rate US	Squibb Co —
				plus 0.25%) —	Monthly
				Monthly

34 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$1,199	$1,203	$—	1/28/25	(Federal Funds	Bristol-Myers	$4
				Effective Rate US	Squibb Co CVR —
				plus 0.25%) —	Monthly
				Monthly
17,675	17,675	—	1/28/25	(Federal Funds	Brookfield Real	203
				Effective Rate US	Assets Income Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
6,460	6,628	—	1/28/25	(Federal Funds	Brother Industries	168
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
14,731	14,665	—	1/28/25	(Federal Funds	Bruker Corp —	(57)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,203	18,381	—	1/28/25	(Federal Funds	Brunswick Corp/	243
				Effective Rate US	DE — Monthly
				plus 0.25%) —
				Monthly
80,650	81,664	—	1/28/25	(Federal Funds	Builders FirstSource	992
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,395	12,294	—	1/28/25	(Federal Funds	Burgan Bank SAK —	(114)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
5,102	5,232	—	1/28/25	(Federal Funds	C&C Group PLC —	130
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,685	19,964	—	1/28/25	(Federal Funds	Cadence Design	273
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
4,669	4,703	—	1/28/25	(Federal Funds	Calamos Dynamic	66
				Effective Rate US	Convertible &
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
19,877	19,624	—	1/28/25	(Federal Funds	Campbell Soup	(129)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
16,515	15,547	—	1/28/25	(Federal Funds	Camping World	(969)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,905	$6,919	$—	1/28/25	(Federal Funds	Canon Inc —	$112
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
39,001	38,432	—	1/28/25	(Federal Funds	Capital City Bank	(580)
				Effective Rate US	Group Inc —
				plus 0.25%) —	Monthly
				Monthly
23,528	23,332	—	1/28/25	(Federal Funds	Capital One	(169)
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly
9,178	9,297	—	1/28/25	(Federal Funds	Carlisle Cos Inc —	154
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,210	14,194	—	1/28/25	(Federal Funds	Carlsberg AS —	(20)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,107	18,835	—	1/28/25	(Federal Funds	Carrier Global	(276)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
13,901	13,667	—	1/28/25	(Federal Funds	Catcher Technology	(241)
				Effective Rate US	Co Ltd — Monthly
				plus 0.35%) —
				Monthly
11,518	11,386	—	1/28/25	(Federal Funds	Cawachi Ltd —	(135)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,731	24,884	—	1/28/25	(Federal Funds	CD Projekt SA —	(862)
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly
23,427	23,185	—	1/28/25	(Federal Funds	CDW Corp/DE —	(172)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,334	12,001	—	1/28/25	(Federal Funds	Celltrion Inc —	(338)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
30,393	29,702	—	1/28/25	(Federal Funds	Central Valley	(430)
				Effective Rate US	Community
				plus 0.25%) —	Bancorp — Monthly
				Monthly

36 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$38,032	$38,043	$—	1/28/25	(Federal Funds	Century Bancorp	$75
				Effective Rate US	Inc/MA — Monthly
				plus 0.25%) —
				Monthly
33,396	31,648	—	1/28/25	(Federal Funds	Century	(1,757)
				Effective Rate US	Communities Inc —
				plus 0.25%) —	Monthly
				Monthly
13,110	13,133	—	1/28/25	(Federal Funds	Cerner Corp —	22
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,160	9,432	—	1/28/25	(Federal Funds	Charm Care Corp	324
				Effective Rate US	KK — Monthly
				plus 0.25%) —
				Monthly
24,532	23,522	—	1/28/25	(Federal Funds	Charoen Pokphand	(737)
				Effective Rate US	Foods PCL —
				plus 0.75%) —	Monthly
				Monthly
9,550	9,365	—	1/28/25	(Federal Funds	Chegg Inc —	(188)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,683	8,791	—	1/28/25	(Federal Funds	Chemed Corp —	112
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,670	14,211	—	1/28/25	(Federal Funds	Chemometec A/S —	537
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,797	12,967	—	1/28/25	(Federal Funds	China Energy	745
				Effective Rate US	Engineering Corp
				plus 0.25%) —	Ltd — Monthly
				Monthly
11,117	10,947	—	1/28/25	(Federal Funds	China Grand	(173)
				Effective Rate US	Pharmaceutical and
				plus 0.25%) —	Healthcare Holdings
				Monthly	Ltd — Monthly
18,297	18,658	—	1/28/25	(Federal Funds	China Lesso Group	355
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
16,324	17,311	—	1/28/25	(Federal Funds	Chong Kun Dang	982
				Effective Rate US	Pharmaceutical
				plus 0.35%) —	Corp — Monthly
				Monthly

PanAgora Market Neutral Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,736	$8,862	$—	1/28/25	(Federal Funds	Chongkundang	$122
				Effective Rate US	Holdings Corp —
				plus 0.35%) —	Monthly
				Monthly
7,481	7,510	—	1/28/25	(Federal Funds	CIE Automotive	27
				Effective Rate US	SA — Monthly
				plus 0.25%) —
				Monthly
12,206	12,376	—	1/28/25	(Federal Funds	Ciena Corp —	166
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,850	18,825	—	1/28/25	(Federal Funds	Cincinnati Bell Inc —	(31)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
61,608	61,802	—	1/28/25	(Federal Funds	Cirrus Logic Inc —	174
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,491	18,876	—	1/28/25	(Federal Funds	Citrix Systems Inc —	380
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,119	34,884	—	1/28/25	(Federal Funds	Civista Bancshares	41
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
5,400	5,432	—	1/28/25	(Federal Funds	CK Asset Holdings	30
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
6,535	6,548	—	1/28/25	(Federal Funds	CK Hutchison	11
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
10,115	10,204	—	1/28/25	(Federal Funds	Clean Harbors Inc —	89
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
56,900	55,176	—	1/28/25	(Federal Funds	Clearfield Inc —	(1,741)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,392	33,026	—	1/28/25	(Federal Funds	Clovis Oncology	629
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

38 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,908	$4,947	$—	1/28/25	(Federal Funds	CMIC Holdings Co	$39
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
44,859	44,548	—	1/28/25	(Federal Funds	Coca-Cola	(281)
				Effective Rate US	Consolidated Inc —
				plus 0.25%) —	Monthly
				Monthly
6,439	6,477	—	1/28/25	(Federal Funds	Coca-Cola HBC	38
				Effective Rate US	AG — Monthly
				plus 0.25%) —
				Monthly
19,268	19,103	—	1/28/25	(Federal Funds	Comfort Systems	(130)
				Effective Rate US	USA Inc — Monthly
				plus 0.25%) —
				Monthly
11,850	11,748	—	1/28/25	(Federal Funds	ComfortDelGro	(108)
				Effective Rate US	Corp Ltd — Monthly
				plus 0.55%) —
				Monthly
37,206	35,425	—	1/28/25	(Federal Funds	Community Health	(1,786)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
6,704	6,657	—	1/28/25	(Federal Funds	CommVault	(46)
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
29,730	30,216	—	1/28/25	(Federal Funds	Computacenter	485
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
48,349	48,208	—	1/28/25	(Federal Funds	Computer Programs	22
				Effective Rate US	and Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
15,748	16,463	—	1/28/25	(Federal Funds	Condor Hospitality	712
				Effective Rate US	Trust Inc — Monthly
				plus 0.25%) —
				Monthly
33,215	32,970	—	1/28/25	(Federal Funds	CONMED Corp —	(252)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,561	36,187	—	1/28/25	(Federal Funds	Cornerstone	615
				Effective Rate US	OnDemand Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 39

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,510	$19,583	$—	1/28/25	(Federal Funds	Corp Industrial	$480
				Effective Rate US	Carabobo SACA —
				plus 0.25%) —	Monthly
				Monthly
54,718	54,876	—	1/28/25	(Federal Funds	CorVel Corp —	143
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,927	28,004	—	1/28/25	(Federal Funds	CoStar Group Inc —	69
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,372	17,600	—	1/28/25	(Federal Funds	Coway Co Ltd —	(779)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
38,009	37,363	—	1/28/25	(Federal Funds	Craft Brew Alliance	(657)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
16,727	16,340	—	1/28/25	(Federal Funds	Crane Co — Monthly	(268)
				Effective Rate US
				plus 0.25%) —
				Monthly
36,488	37,305	—	1/28/25	(Federal Funds	Cross Country	805
				Effective Rate US	Healthcare Inc —
				plus 0.25%) —	Monthly
				Monthly
25,959	25,906	—	1/28/25	(Federal Funds	Cummins Inc —	104
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,310	8,008	—	1/28/25	(Federal Funds	Curo Group	(247)
				Effective Rate US	Holdings Corp —
				plus 0.25%) —	Monthly
				Monthly
31,774	32,901	—	1/28/25	(Federal Funds	CytomX	1,119
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
18,704	20,630	—	1/28/25	(Federal Funds	Daelim Industrial Co	1,917
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
7,470	7,311	—	1/28/25	(Federal Funds	Daifuku Co Ltd —	(161)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

40 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,771	$7,991	$—	1/28/25	(Federal Funds	Daiwa Securities	$218
				Effective Rate US	Living Investments
				plus 0.25%) —	Corp — Monthly
				Monthly
20,354	20,225	—	1/28/25	(Federal Funds	Dali Foods Group Co	(135)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
19,738	19,695	—	1/28/25	(Federal Funds	DaVita Inc —	(49)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,091	14,232	—	1/28/25	(Federal Funds	De’ Longhi SpA —	140
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,219	13,234	—	1/28/25	(Federal Funds	Deere & Co —	13
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
69,364	69,324	—	1/28/25	(Federal Funds	Delphi Technologies	(60)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
14,798	14,466	—	1/28/25	(Federal Funds	Deutsche Post AG —	99
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,464	14,650	—	1/28/25	(Federal Funds	Deutsche Wohnen	185
				Effective Rate US	SE — Monthly
				plus 0.25%) —
				Monthly
9,535	10,017	—	1/28/25	(Federal Funds	Dexerials Corp —	479
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,995	12,732	—	1/28/25	(Federal Funds	Dialog	(264)
				Effective Rate US	Semiconductor
				plus 0.25%) —	PLC — Monthly
				Monthly
5,876	6,099	—	1/28/25	(Federal Funds	Digital Holdings	221
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,146	11,877	—	1/28/25	(Federal Funds	Digital Turbine Inc —	730
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,496	$6,651	$—	1/28/25	(Federal Funds	Dip Corp — Monthly	$203
				Effective Rate US
				plus 0.25%) —
				Monthly
6,857	6,771	—	1/28/25	(Federal Funds	Disco Corp —	(88)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,997	20,078	—	1/28/25	(Federal Funds	Dixons Carphone	81
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
20,821	21,301	—	1/28/25	(Federal Funds	Domino’s Pizza	827
				Effective Rate US	Group PLC —
				plus 0.25%) —	Monthly
				Monthly
66,743	71,016	—	1/28/25	(Federal Funds	Domo Inc — Monthly	4,257
				Effective Rate US
				plus 0.25%) —
				Monthly
5,600	5,505	—	1/28/25	(Federal Funds	Donnelley Financial	(96)
				Effective Rate US	Solutions Inc —
				plus 0.25%) —	Monthly
				Monthly
12,118	12,066	—	1/28/25	(Federal Funds	Doosan Bobcat	(57)
				Effective Rate US	Inc — Monthly
				plus 0.35%) —
				Monthly
20,520	20,211	—	1/28/25	(Federal Funds	Dover Corp —	(224)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,555	7,875	—	1/28/25	(Federal Funds	Dropbox Inc —	318
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,560	3,614	—	1/28/25	(Federal Funds	DWS Municipal	80
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
38,455	39,851	—	1/28/25	(Federal Funds	Dynatrace Inc —	1,393
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,740	9,452	—	1/28/25	(Federal Funds	East West Bancorp	(220)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

42 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,402	$20,348	$—	1/28/25	(Federal Funds	easyJet PLC —	$946
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
2,700	2,710	—	1/28/25	(Federal Funds	Eaton Vance	28
				Effective Rate US	California Municipal
				plus 0.25%) —	Bond Fund —
				Monthly	Monthly
20,403	20,018	—	1/28/25	(Federal Funds	Eaton Vance Corp —	(208)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,182	9,174	—	1/28/25	(Federal Funds	Eaton Vance	79
				Effective Rate US	Floating-Rate
				plus 0.25%) —	Income Trust —
				Monthly	Monthly
14,895	14,933	—	1/28/25	(Federal Funds	Eaton Vance Ltd	161
				Effective Rate US	Duration Income
				plus 0.25%) —	Fund — Monthly
				Monthly
4,455	4,513	—	1/28/25	(Federal Funds	Eaton Vance	73
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
				Monthly
10,705	10,787	—	1/28/25	(Federal Funds	Eaton Vance Senior	197
				Effective Rate US	Floating-Rate
				plus 0.25%) —	Trust — Monthly
				Monthly
1,827	1,834	—	1/28/25	(Federal Funds	Eaton Vance Short	29
				Effective Rate US	Duration Diversified
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
21,961	21,364	—	1/28/25	(Federal Funds	eBay Inc — Monthly	(541)
				Effective Rate US
				plus 0.25%) —
				Monthly
14,395	14,099	—	1/28/25	(Federal Funds	Eiffage SA —	(297)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,718	13,778	—	1/28/25	(Federal Funds	Emaar	45
				Effective Rate US	Development —
				plus 1.20%) —	Monthly
				Monthly
12,039	12,018	—	1/28/25	(Federal Funds	Emerson Electric	63
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 43

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,582	$13,379	$—	1/28/25	(Federal Funds	Empire Co Ltd —	$(159)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,085	16,992	—	1/28/25	(Federal Funds	Ennis Inc — Monthly	(96)
				Effective Rate US
				plus 0.25%) —
				Monthly
40,957	40,719	—	1/28/25	(Federal Funds	Enova International	(249)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
32,607	34,290	—	1/28/25	(Federal Funds	Enphase Energy	1,675
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
56,318	56,784	—	1/28/25	(Federal Funds	Ensign Group Inc/	507
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
7,396	7,475	—	1/28/25	(Federal Funds	Enterprise Bancorp	100
				Effective Rate US	Inc/MA — Monthly
				plus 0.25%) —
				Monthly
6,155	6,141	—	1/28/25	(Federal Funds	Envestnet Inc —	(16)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,460	24,011	—	1/28/25	(Federal Funds	Epizyme Inc —	1,544
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
44,298	43,742	—	1/28/25	(Federal Funds	Esquire Financial	(570)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
25,848	25,740	—	1/28/25	(Federal Funds	Essent Group Ltd —	(1)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
22,076	21,744	—	1/28/25	(Federal Funds	Essity AB — Monthly	(338)
				Effective Rate US
				plus 0.25%) —
				Monthly
7,813	7,703	—	1/28/25	(Federal Funds	Eureka Homestead	(112)
				Effective Rate US	Bancorp Inc —
				plus 0.25%) —	Monthly
				Monthly

44 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,154	$9,097	$—	1/28/25	(Federal Funds	Euronet Worldwide	$(56)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
8,267	8,471	—	1/28/25	(Federal Funds	Everbridge Inc —	204
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
4,011	4,028	—	1/28/25	(Federal Funds	Exedy Corp —	16
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,358	7,510	—	1/28/25	(Federal Funds	Exelixis Inc —	150
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
59,192	58,964	—	1/28/25	(Federal Funds	Fabrinet — Monthly	(246)
				Effective Rate US
				plus 0.25%) —
				Monthly
14,661	14,660	—	1/28/25	(Federal Funds	Facebook Inc —	(5)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,426	6,543	—	1/28/25	(Federal Funds	Fancl Corp —	115
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,329	10,239	—	1/28/25	(Federal Funds	Fastighets AB	(93)
				Effective Rate US	Balder — Monthly
				plus 0.25%) —
				Monthly
45,991	45,707	—	1/28/25	(Federal Funds	Federal Signal	(184)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
9,485	9,134	—	1/28/25	(Federal Funds	Federated Hermes	(328)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
14,055	14,111	—	1/28/25	(Federal Funds	Fielmann AG —	54
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,381	8,359	—	1/28/25	(Federal Funds	First American	(25)
				Effective Rate US	Financial Corp —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$29,674	$28,814	$—	1/28/25	(Federal Funds	First Bancorp/	$(868)
				Effective Rate US	Southern Pines
				plus 0.25%) —	NC — Monthly
				Monthly
17,852	17,702	—	1/28/25	(Federal Funds	First Choice	157
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
1,501	1,505	—	1/28/25	(Federal Funds	First Eagle Senior	25
				Effective Rate US	Loan Fund —
				plus 0.25%) —	Monthly
				Monthly
43,864	42,536	—	1/28/25	(Federal Funds	First Financial	(1,341)
				Effective Rate US	Bankshares Inc —
				plus 0.25%) —	Monthly
				Monthly
7,403	7,434	—	1/28/25	(Federal Funds	First Trust High	30
				Effective Rate US	Income Long/Short
				plus 0.25%) —	Fund — Monthly
				Monthly
3,988	4,002	—	1/28/25	(Federal Funds	First Trust Senior	50
				Effective Rate US	Floating Rate
				plus 0.25%) —	Income Fund II —
				Monthly	Monthly
6,621	6,463	—	1/28/25	(Federal Funds	First Western	(158)
				Effective Rate US	Financial Inc —
				plus 0.25%) —	Monthly
				Monthly
16,615	16,383	—	1/28/25	(Federal Funds	Fitbit Inc — Monthly	(237)
				Effective Rate US
				plus 0.25%) —
				Monthly
27,828	28,225	—	1/28/25	(Federal Funds	Five Prime	389
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
72,662	73,405	—	1/28/25	(Federal Funds	Five9 Inc — Monthly	718
				Effective Rate US
				plus 0.25%) —
				Monthly
30,368	30,013	—	1/28/25	(Federal Funds	FONAR Corp —	(360)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,187	10,110	—	1/28/25	(Federal Funds	Formula Systems	(84)
				Effective Rate US	1985 Ltd — Monthly
				plus 0.70%) —
				Monthly

46 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,282	$19,273	$—	1/28/25	(Federal Funds	Fortinet Inc —	$(15)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,699	40,266	—	1/28/25	(Federal Funds	Fortress Biotech	6,561
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
32,120	32,256	—	1/28/25	(Federal Funds	Franklin Financial	531
				Effective Rate US	Services Corp —
				plus 0.25%) —	Monthly
				Monthly
3,415	3,361	—	1/28/25	(Federal Funds	Franklin Ltd	4
				Effective Rate US	Duration Income
				plus 0.25%) —	Trust — Monthly
				Monthly
9,363	9,243	—	1/28/25	(Federal Funds	Fresenius Medical	33
				Effective Rate US	Care AG & Co
				plus 0.25%) —	KGaA — Monthly
				Monthly
9,216	9,390	—	1/28/25	(Federal Funds	Fuji Electric Co	172
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,304	7,177	—	1/28/25	(Federal Funds	Fujitsu Ltd —	(128)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,032	5,176	—	1/28/25	(Federal Funds	Fukui Computer	143
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
8,117	8,005	—	1/28/25	(Federal Funds	Furuno Electric Co	(38)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
14,554	14,646	—	1/28/25	(Federal Funds	Galenica AG —	92
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,507	27,120	—	1/28/25	(Federal Funds	GAMCO Investors	(395)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
17,545	17,858	—	1/28/25	(Federal Funds	Generac Holdings	309
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,288	$8,109	$—	1/28/25	(Federal Funds	General Electric	$(182)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
33,905	34,359	—	1/28/25	(Federal Funds	Genexine Co Ltd —	445
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
19,824	19,598	—	1/28/25	(Federal Funds	GenMark	(234)
				Effective Rate US	Diagnostics Inc —
				plus 0.25%) —	Monthly
				Monthly
10,432	10,493	—	1/28/25	(Federal Funds	Genomma Lab	52
				Effective Rate US	Internacional SAB
				plus 0.90%) —	de CV — Monthly
				Monthly
24,365	23,966	—	1/28/25	(Federal Funds	Gentex Corp —	(406)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,325	14,669	—	1/28/25	(Federal Funds	Genting Malaysia	344
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
9,076	9,055	—	1/28/25	(Federal Funds	Genting Singapore	(27)
				Effective Rate US	Ltd — Monthly
				plus 0.55%) —
				Monthly
13,903	13,569	—	1/28/25	(Federal Funds	Getinge AB —	(334)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,407	7,543	—	1/28/25	(Federal Funds	Gilead Sciences	134
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,929	13,185	—	1/28/25	(Federal Funds	GN Store Nord A/S —	253
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,247	16,318	—	1/28/25	(Federal Funds	GoDaddy Inc —	66
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,948	5,836	—	1/28/25	(Federal Funds	Gray Television	(113)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

48 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,796	$7,648	$—	1/28/25	(Federal Funds	Gree Inc — Monthly	$—
Effective Rate US
plus 0.25%) —
Monthly
10,505	10,834	—	1/28/25	(Federal Funds	Green Cross	325
				Effective Rate US	Holdings Corp —
				plus 0.35%) —	Monthly
Monthly
17,404	16,736	—	1/28/25	(Federal Funds	Gruma SAB de CV —	(682)
				Effective Rate US	Monthly
plus 0.90%) —
Monthly
17,794	18,363	—	1/28/25	(Federal Funds	Grupo	564
				Effective Rate US	Aeroportuario del
				plus 0.25%) —	Pacifico SAB de
				Monthly	CV — Monthly
8,256	8,283	—	1/28/25	(Federal Funds	Grupo	24
				Effective Rate US	Aeroportuario del
				plus 0.25%) —	Sureste SAB de CV —
				Monthly	Monthly
5,858	6,075	—	1/28/25	(Federal Funds	GS Retail Co Ltd —	214
				Effective Rate US	Monthly
plus 0.35%) —
Monthly
3,126	3,140	—	1/28/25	(Federal Funds	Guggenheim Credit	76
				Effective Rate US	Allocation Fund —
				plus 0.25%) —	Monthly
Monthly
17,490	17,558	—	1/28/25	(Federal Funds	Guggenheim	416
				Effective Rate US	Strategic
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
4,292	4,294	—	1/28/25	(Federal Funds	Guggenheim	46
				Effective Rate US	Taxable Municipal
				plus 0.25%) —	Managed Duration
				Monthly	Trust — Monthly
16,254	16,207	—	1/28/25	(Federal Funds	Gulf Bank KSCP —	(64)
				Effective Rate US	Monthly
plus 1.20%) —
Monthly
812	790	—	1/28/25	(Federal Funds	H&E Equipment	(11)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
Monthly
6,426	6,231	—	1/28/25	(Federal Funds	Hakuhodo DY	(196)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
Monthly

PanAgora Market Neutral Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,535	$19,747	$—	1/28/25	(Federal Funds	Halfords Group	$212
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
43,603	43,274	—	1/28/25	(Federal Funds	Hanger Inc —	(341)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,751	8,977	—	1/28/25	(Federal Funds	Hankyu Hanshin	224
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
26,166	26,318	—	1/28/25	(Federal Funds	Hanmi Pharm Co	143
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
20,816	20,498	—	1/28/25	(Federal Funds	Hanover Insurance	(324)
				Effective Rate US	Group Inc/The —
				plus 0.25%) —	Monthly
				Monthly
5,837	6,056	—	1/28/25	(Federal Funds	Hanwa Co Ltd —	217
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,650	12,293	—	1/28/25	(Federal Funds	Hanwha Corp —	639
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
32,063	34,441	—	1/28/25	(Federal Funds	Harpoon	2,374
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
19,957	19,456	—	1/28/25	(Federal Funds	Hartford Financial	(350)
				Effective Rate US	Services Group Inc/
				plus 0.25%) —	The — Monthly
				Monthly
14,136	14,125	—	1/28/25	(Federal Funds	Hawaiian Holdings	(15)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
29,352	29,602	—	1/28/25	(Federal Funds	HealthStream Inc —	241
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,568	10,733	—	1/28/25	(Federal Funds	HeidelbergCement	162
				Effective Rate US	AG — Monthly
				plus 0.25%) —
				Monthly

50 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,668	$12,533	$—	1/28/25	(Federal Funds	Herbalife Nutrition	$(139)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
46,806	45,825	—	1/28/25	(Federal Funds	Herman Miller Inc —	(995)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,860	53,496	—	1/28/25	(Federal Funds	Heron Therapeutics	618
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
7,966	7,681	—	1/28/25	(Federal Funds	Hexcel Corp —	(287)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,439	13,409	—	1/28/25	(Federal Funds	Highland Income	199
				Effective Rate US	Fund — Monthly
				plus 0.25%) —
				Monthly
7,952	7,878	—	1/28/25	(Federal Funds	Hill-Rom Holdings	(77)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
50,455	50,676	—	1/28/25	(Federal Funds	Hilltop Holdings	428
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
18,352	18,793	—	1/28/25	(Federal Funds	Hiscox Ltd —	441
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
47,207	45,907	—	1/28/25	(Federal Funds	HMS Holdings	(1,316)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
23,878	23,171	—	1/28/25	(Federal Funds	Hologic Inc —	(713)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,297	15,107	—	1/28/25	(Federal Funds	Home Depot Inc/	(194)
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
16,479	16,053	—	1/28/25	(Federal Funds	Hotai Motor Co	(96)
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly

PanAgora Market Neutral Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,464	$9,513	$—	1/28/25	(Federal Funds	Howmet Aerospace	$46
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,319	10,144	—	1/28/25	(Federal Funds	Hubbell Inc —	(114)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
62,773	63,532	—	1/28/25	(Federal Funds	HubSpot Inc —	751
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
34,518	34,563	—	1/28/25	(Federal Funds	Hudson Ltd —	45
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,186	10,379	—	1/28/25	(Federal Funds	Humana Inc —	190
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,678	19,234	—	1/28/25	(Federal Funds	Hyundai Mobis Co	549
				Effective Rate US	Ltd — Monthly
				plus 0.35%) —
				Monthly
6,539	6,279	—	1/28/25	(Federal Funds	Ibiden Co Ltd —	(262)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,558	8,582	—	1/28/25	(Federal Funds	IBJ Inc — Monthly	22
				Effective Rate US
				plus 0.25%) —
				Monthly
8,012	8,173	—	1/28/25	(Federal Funds	IDOM Inc — Monthly	231
				Effective Rate US
				plus 0.25%) —
				Monthly
16,912	17,800	—	1/28/25	(Federal Funds	II-VI Inc — Monthly	883
				Effective Rate US
				plus 0.25%) —
				Monthly
49,519	48,729	—	1/28/25	(Federal Funds	ImmunoGen Inc —	(807)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,356	7,449	—	1/28/25	(Federal Funds	Inaba Denki Sangyo	91
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly

52 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,779	$12,873	$—	1/28/25	(Federal Funds	Inchcape PLC —	$94
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,935	21,390	—	1/28/25	(Federal Funds	Incyte Corp —	448
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,534	12,517	—	1/28/25	(Federal Funds	Indah Kiat Pulp &	(25)
				Effective Rate US	Paper Corp Tbk
				plus 0.75%) —	PT — Monthly
				Monthly
38,268	38,276	—	1/28/25	(Federal Funds	Indofood Sukses	1,375
				Effective Rate US	Makmur Tbk PT —
				plus 0.75%) —	Monthly
				Monthly
5,439	5,344	—	1/28/25	(Federal Funds	Information	(62)
				Effective Rate US	Services
				plus 0.25%) —	International-
				Monthly	Dentsu Ltd —
					Monthly
9,828	10,196	—	1/28/25	(Federal Funds	Ingenia	457
				Effective Rate US	Communities
				plus 0.25%) —	Group — Monthly
				Monthly
35,235	35,111	—	1/28/25	(Federal Funds	InnerWorkings Inc —	(134)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
27,871	26,657	—	1/28/25	(Federal Funds	Innovent Biologics	(1,221)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
20,884	21,314	—	1/28/25	(Federal Funds	Inphi Corp —	423
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,454	24,994	—	1/28/25	(Federal Funds	Insperity Inc —	(468)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
73,115	72,061	—	1/28/25	(Federal Funds	Installed Building	(1,074)
				Effective Rate US	Products Inc —
				plus 0.25%) —	Monthly
				Monthly
25,563	25,207	—	1/28/25	(Federal Funds	Insteel Industries	(361)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,056	$42,980	$—	1/28/25	(Federal Funds	International	$(1,088)
				Effective Rate US	Bancshares Corp —
				plus 0.25%) —	Monthly
Monthly
10,012	10,652	—	1/28/25	(Federal Funds	International	640
				Effective Rate US	Consolidated
				plus 0.25%) —	Airlines Group SA —
				Monthly	Monthly
3,491	3,578	—	1/28/25	(Federal Funds	Invesco Advantage	116
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust II — Monthly
Monthly
3,955	4,037	—	1/28/25	(Federal Funds	Invesco California	109
				Effective Rate US	Value Municipal
				plus 0.25%) —	Income Trust —
				Monthly	Monthly
15,586	15,484	—	1/28/25	(Federal Funds	Invesco	148
				Effective Rate US	Dynamic Credit
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
2,288	2,299	—	1/28/25	(Federal Funds	Invesco High	45
				Effective Rate US	Income Trust II —
				plus 0.25%) —	Monthly
Monthly
6,611	6,708	—	1/28/25	(Federal Funds	Invesco Municipal	149
				Effective Rate US	Opportunity Trust —
				plus 0.25%) —	Monthly
Monthly
6,169	6,229	—	1/28/25	(Federal Funds	Invesco Municipal	107
				Effective Rate US	Trust — Monthly
plus 0.25%) —
Monthly
3,651	3,683	—	1/28/25	(Federal Funds	Invesco Quality	62
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
Monthly
23,622	23,751	—	1/28/25	(Federal Funds	Invesco Senior	380
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
Monthly
5,700	5,787	—	1/28/25	(Federal Funds	Invesco Trust for	132
				Effective Rate US	Investment Grade
				plus 0.25%) —	Municipals —
				Monthly	Monthly
4,884	4,940	—	1/28/25	(Federal Funds	Invesco Value	93
				Effective Rate US	Municipal Income
				plus 0.25%) —	Trust — Monthly
Monthly

54 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,282	$14,398	$—	1/28/25	(Federal Funds	Ipsen SA — Monthly	$112
				Effective Rate US
				plus 0.25%) —
				Monthly
7,481	7,437	—	1/28/25	(Federal Funds	IPSOS — Monthly	(46)
				Effective Rate US
				plus 0.25%) —
				Monthly
18,545	19,159	—	1/28/25	(Federal Funds	IQVIA Holdings Inc —	608
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,594	25,501	—	1/28/25	(Federal Funds	ITT Inc — Monthly	(100)
				Effective Rate US
				plus 0.25%) —
				Monthly
8,029	7,894	—	1/28/25	(Federal Funds	J Alexander’s	(137)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
18,915	20,286	—	1/28/25	(Federal Funds	J D Wetherspoon	1,371
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
11,409	11,406	—	1/28/25	(Federal Funds	Jabil Inc — Monthly	21
				Effective Rate US
				plus 0.25%) —
				Monthly
1,437	1,401	—	1/28/25	(Federal Funds	Jack in the Box Inc —	(29)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,104	11,217	—	1/28/25	(Federal Funds	Japan Real Estate	111
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly
4,185	4,529	—	1/28/25	(Federal Funds	Japan Retail Fund	458
				Effective Rate US	Investment Corp —
				plus 0.25%) —	Monthly
				Monthly
13,993	13,928	—	1/28/25	(Federal Funds	Jardine Cycle &	(67)
				Effective Rate US	Carriage Ltd —
				plus 0.55%) —	Monthly
				Monthly
24,841	25,668	—	1/28/25	(Federal Funds	Jazz	820
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	PLC — Monthly
				Monthly

PanAgora Market Neutral Fund 55

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$51,466	$51,037	$—	1/28/25	(Federal Funds	JD.com Inc —	$(440)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,418	12,015	—	1/28/25	(Federal Funds	Jiangsu Expressway	373
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
13,613	13,325	—	1/28/25	(Federal Funds	JPMorgan Chase &	(171)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
36,821	39,850	—	1/28/25	(Federal Funds	Kadmon Holdings	3,020
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
13,340	12,798	—	1/28/25	(Federal Funds	Kadokawa Corp —	(545)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,136	7,070	—	1/28/25	(Federal Funds	Kandenko Co Ltd —	(68)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,783	6,892	—	1/28/25	(Federal Funds	Kato Sangyo Co	107
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
42,355	41,875	—	1/28/25	(Federal Funds	KB Home — Monthly	(426)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,369	11,332	—	1/28/25	(Federal Funds	Kemira Oyj —	(41)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,471	14,309	—	1/28/25	(Federal Funds	Kesko Oyj —	(164)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,171	6,973	—	1/28/25	(Federal Funds	KeyCorp — Monthly	(95)
				Effective Rate US
				plus 0.25%) —
				Monthly
7,990	8,220	—	1/28/25	(Federal Funds	KFC Holdings Japan	228
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

56 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$61,207	$59,374	$—	1/28/25	(Federal Funds	Kforce Inc —	$(1,848)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,049	20,119	—	1/28/25	(Federal Funds	Kia Motors Corp —	63
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
7,371	8,048	—	1/28/25	(Federal Funds	Kingboard Holdings	675
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
22,554	27,103	—	1/28/25	(Federal Funds	Kingboard	4,543
				Effective Rate US	Laminates Holdings
				plus 0.25%) —	Ltd — Monthly
				Monthly
19,672	19,161	—	1/28/25	(Federal Funds	Kingfisher PLC —	(511)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,601	6,549	—	1/28/25	(Federal Funds	Kissei	(54)
				Effective Rate US	Pharmaceutical Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
21,263	21,335	—	1/28/25	(Federal Funds	KLA Corp — Monthly	160
				Effective Rate US
				plus 0.25%) —
				Monthly
19,559	19,702	—	1/28/25	(Federal Funds	Klabin SA — Monthly	132
				Effective Rate US
				plus 0.65%) —
				Monthly
15,259	15,167	—	1/28/25	(Federal Funds	KLCCP Stapled	54
				Effective Rate US	Group — Monthly
				plus 0.75%) —
				Monthly
9,045	8,379	—	1/28/25	(Federal Funds	Kobe Bussan Co	(666)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
13,996	13,232	—	1/28/25	(Federal Funds	KOC Holding AS —	(776)
				Effective Rate US	Monthly
				plus 0.70%) —
				Monthly
4,772	4,853	—	1/28/25	(Federal Funds	Koito Manufacturing	80
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 57

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,258	$9,305	$—	1/28/25	(Federal Funds	Komeri Co Ltd —	$43
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,648	5,829	—	1/28/25	(Federal Funds	Konica Minolta	179
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
23,922	23,505	—	1/28/25	(Federal Funds	Koninklijke Ahold	36
				Effective Rate US	Delhaize NV —
				plus 0.25%) —	Monthly
				Monthly
35,637	35,533	—	1/28/25	(Federal Funds	Korn Ferry —	2
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,335	33,603	—	1/28/25	(Federal Funds	Kraft Heinz Co/	649
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
22,023	22,134	—	1/28/25	(Federal Funds	Kuwait Finance	87
				Effective Rate US	House KSCP —
				plus 1.20%) —	Monthly
				Monthly
18,347	18,022	—	1/28/25	(Federal Funds	L Brands Inc —	(330)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
55,627	54,340	—	1/28/25	(Federal Funds	La-Z-Boy Inc —	(1,301)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,970	14,000	—	1/28/25	(Federal Funds	LafargeHolcim	29
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
24,992	25,780	—	1/28/25	(Federal Funds	Lantheus Holdings	779
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,690	11,991	—	1/28/25	(Federal Funds	Lawson Products	298
				Effective Rate US	Inc/DE — Monthly
				plus 0.25%) —
				Monthly
2,734	2,727	—	1/28/25	(Federal Funds	LCNB Corp —	25
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

58 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,699	$4,572	$—	1/28/25	(Federal Funds	Leonardo SpA —	$(128)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,649	30,475	—	1/28/25	(Federal Funds	Lexicon	(180)
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
10,149	9,816	—	1/28/25	(Federal Funds	LG Corp — Monthly	(336)
				Effective Rate US
				plus 0.35%) —
				Monthly
9,031	8,874	—	1/28/25	(Federal Funds	Life Healthcare	(163)
				Effective Rate US	Group Holdings
				plus 0.60%) —	Ltd — Monthly
				Monthly
7,071	7,115	—	1/28/25	(Federal Funds	Lintec Corp —	42
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
32,661	32,395	—	1/28/25	(Federal Funds	LivePerson Inc —	(273)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
34,853	35,012	—	1/28/25	(Federal Funds	Livongo Health	150
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
34,841	34,819	—	1/28/25	(Federal Funds	LKQ Corp — Monthly	(24)
				Effective Rate US
				plus 0.25%) —
				Monthly
38,116	38,116	—	1/28/25	(Federal Funds	LogMeIn Inc —	(11)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,913	18,260	—	1/28/25	(Federal Funds	Lojas Americanas	333
				Effective Rate US	SA — Monthly
				plus 0.65%) —
				Monthly
31,084	31,780	—	1/28/25	(Federal Funds	Longfor Group	687
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
14,138	14,259	—	1/28/25	(Federal Funds	Lonza Group AG —	119
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 59

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,629	$17,457	$—	1/28/25	(Federal Funds	Lowe’s Cos Inc —	$(119)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,566	24,566	—	1/28/25	(Federal Funds	LPL Financial	68
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
13,860	13,982	—	1/28/25	(Federal Funds	LS Electric Co Ltd —	116
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
193	185	—	1/28/25	(Federal Funds	LSC	(8)
				Effective Rate US	Communications
				plus 0.25%) —	Inc — Monthly
				Monthly
55,670	54,094	—	1/28/25	(Federal Funds	M/I Homes Inc —	(1,592)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,191	17,859	—	1/28/25	(Federal Funds	Mabanee Co SAK —	(351)
				Effective Rate US	Monthly
				plus 1.20%) —
				Monthly
41,080	44,510	—	1/28/25	(Federal Funds	MacroGenics Inc —	3,418
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,347	11,006	—	1/28/25	(Federal Funds	Magna International	(254)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
4,225	4,367	—	1/28/25	(Federal Funds	MainStay MacKay	175
				Effective Rate US	DefinedTerm
				plus 0.25%) —	Municipal
				Monthly	Opportunities
					Fund — Monthly
26,187	24,007	—	1/28/25	(Federal Funds	Malibu Boats Inc —	(2,190)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,454	15,248	—	1/28/25	(Federal Funds	ManpowerGroup	(211)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
61,031	61,199	—	1/28/25	(Federal Funds	Marten Transport	151
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

60 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,410	$15,596	$—	1/28/25	(Federal Funds	Mastech Digital	$180
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
19,224	19,342	—	1/28/25	(Federal Funds	Mastercard Inc —	135
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,287	17,310	—	1/28/25	(Federal Funds	Match Group Inc —	18
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,708	6,721	—	1/28/25	(Federal Funds	Maxell Holdings	12
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
3,572	3,907	—	1/28/25	(Federal Funds	Maxeon Solar	335
				Effective Rate US	Technologies Ltd —
				plus 0.25%) —	Monthly
				Monthly
33,549	32,783	—	1/28/25	(Federal Funds	Maxim Integrated	(546)
				Effective Rate US	Products Inc —
				plus 0.25%) —	Monthly
				Monthly
45,542	44,793	—	1/28/25	(Federal Funds	McGrath	(477)
				Effective Rate US	RentCorp — Monthly
				plus 0.25%) —
				Monthly
15,272	15,191	—	1/28/25	(Federal Funds	McKesson Corp —	(44)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
18,679	19,051	—	1/28/25	(Federal Funds	McKesson Europe	366
				Effective Rate US	AG — Monthly
				plus 0.25%) —
				Monthly
17,525	17,625	—	1/28/25	(Federal Funds	Medtronic PLC —	95
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,026	19,240	—	1/28/25	(Federal Funds	Meet Group Inc/	208
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
17,885	17,285	—	1/28/25	(Federal Funds	Megaworld Corp —	(599)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly

PanAgora Market Neutral Fund 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,812	$6,798	$—	1/28/25	(Federal Funds	Megmilk Snow	$(16)
				Effective Rate US	Brand Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
42,624	44,763	—	1/28/25	(Federal Funds	MEI Pharma Inc —	2,126
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
51,832	49,470	—	1/28/25	(Federal Funds	Meituan Dianping —	(2,373)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,030	23,876	—	1/28/25	(Federal Funds	Merck & Co Inc —	(161)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
72,262	70,486	—	1/28/25	(Federal Funds	Meritage Homes	(1,805)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
9,990	10,296	—	1/28/25	(Federal Funds	Metallurgical Corp	913
				Effective Rate US	of China Ltd —
				plus 0.25%) —	Monthly
				Monthly
31,776	31,729	—	1/28/25	(Federal Funds	Metso Outotec	(56)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
8,532	8,487	—	1/28/25	(Federal Funds	MFS Intermediate	80
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
1,666	1,690	—	1/28/25	(Federal Funds	MFS Municipal	37
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
12,417	12,499	—	1/28/25	(Federal Funds	MGIC Investment	161
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
19,148	18,472	—	1/28/25	(Federal Funds	Micro-Star	(168)
				Effective Rate US	International Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
21,072	20,974	—	1/28/25	(Federal Funds	Microsoft Corp —	(57)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

62 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,598	$41,691	$—	1/28/25	(Federal Funds	Miller Industries Inc/	$81
				Effective Rate US	TN — Monthly
				plus 0.25%) —
				Monthly
9,930	10,121	—	1/28/25	(Federal Funds	Mimasu	255
				Effective Rate US	Semiconductor
				plus 0.25%) —	Industry Co Ltd —
				Monthly	Monthly
1,009	1,034	—	1/28/25	(Federal Funds	Mimecast Ltd —	25
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,671	9,500	—	1/28/25	(Federal Funds	MISC Bhd — Monthly	(84)
				Effective Rate US
				plus 0.75%) —
				Monthly
8,981	8,941	—	1/28/25	(Federal Funds	Mitsubishi Gas	(42)
				Effective Rate US	Chemical Co Inc —
				plus 0.25%) —	Monthly
				Monthly
6,659	6,700	—	1/28/25	(Federal Funds	Mitsui-Soko	39
				Effective Rate US	Holdings Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
8,808	8,867	—	1/28/25	(Federal Funds	Mixi Inc — Monthly	56
				Effective Rate US
				plus 0.25%) —
				Monthly
5,403	5,385	—	1/28/25	(Federal Funds	Mizuno Corp —	(20)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,867	23,909	—	1/28/25	(Federal Funds	Mobile Telecommu-	18
				Effective Rate US	nications Co KSC —
				plus 1.20%) —	Monthly
				Monthly
48,971	49,732	—	1/28/25	(Federal Funds	MobileIron Inc —	748
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
51,019	54,846	—	1/28/25	(Federal Funds	Molecular	3,810
				Effective Rate US	Templates Inc —
				plus 0.25%) —	Monthly
				Monthly
34,490	34,537	—	1/28/25	(Federal Funds	Momenta	44
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly

PanAgora Market Neutral Fund 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$20,646	$21,046	$—	1/28/25	(Federal Funds	Motorola Solutions	$394
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
14,095	14,422	—	1/28/25	(Federal Funds	Mr Cooper Group	324
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
16,088	14,964	—	1/28/25	(Federal Funds	Mr Price Group	(1,134)
				Effective Rate US	Ltd — Monthly
				plus 0.60%) —
				Monthly
13,053	12,921	—	1/28/25	(Federal Funds	Multiplan	262
				Effective Rate US	Empreendimentos
				plus 0.65%) —	Imobiliarios SA —
				Monthly	Monthly
6,969	6,819	—	1/28/25	(Federal Funds	Murata	(151)
				Effective Rate US	Manufacturing Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
35,024	35,639	—	1/28/25	(Federal Funds	MVC Capital Inc —	613
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,562	20,671	—	1/28/25	(Federal Funds	National Bank of	88
				Effective Rate US	Kuwait SAKP —
				plus 1.20%) —	Monthly
				Monthly
30,236	30,016	—	1/28/25	(Federal Funds	National Research	(229)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
3,109	3,219	—	1/28/25	(Federal Funds	NCS Multistage	109
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
56,307	53,593	—	1/28/25	(Federal Funds	NetEase Inc —	(2,566)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,604	5,603	—	1/28/25	(Federal Funds	NETGEAR Inc —	(2)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
2,087	2,081	—	1/28/25	(Federal Funds	Neuberger Berman	26
				Effective Rate US	High Yield Strategies
				plus 0.25%) —	Fund Inc — Monthly
				Monthly

64 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,208	$2,250	$—	1/28/25	(Federal Funds	Neuberger Berman	$60
				Effective Rate US	Municipal Fund
				plus 0.25%) —	Inc — Monthly
				Monthly
2,388	2,385	—	1/28/25	(Federal Funds	New America High	25
				Effective Rate US	Income Fund Inc/
				plus 0.25%) —	The — Monthly
				Monthly
17,827	17,889	—	1/28/25	(Federal Funds	New Oriental	57
				Effective Rate US	Education &
				plus 0.25%) —	Technology Group
				Monthly	Inc — Monthly
9,845	9,645	—	1/28/25	(Federal Funds	New Relic Inc —	(203)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,144	20,870	—	1/28/25	(Federal Funds	Newell Brands Inc —	19
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,992	8,019	—	1/28/25	(Federal Funds	NextCure Inc —	25
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
947	941	—	1/28/25	(Federal Funds	NextGen Healthcare	(6)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
9,943	9,960	—	1/28/25	(Federal Funds	NGK Insulators	16
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
6,911	6,892	—	1/28/25	(Federal Funds	NGK Spark Plug Co	(20)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
12,730	12,836	—	1/28/25	(Federal Funds	Nifco Inc/Japan —	103
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,867	6,845	—	1/28/25	(Federal Funds	Nihon Kohden	(24)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
9,681	9,643	—	1/28/25	(Federal Funds	Nintendo Co Ltd —	(40)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 65

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,182	$6,165	$—	1/28/25	(Federal Funds	Nippon	$66
				Effective Rate US	Accommodations
				plus 0.25%) —	Fund Inc — Monthly
Monthly
8,258	8,261	—	1/28/25	(Federal Funds	Nippon Shinyaku Co	2
				Effective Rate US	Ltd — Monthly
plus 0.25%) —
Monthly
8,662	8,830	—	1/28/25	(Federal Funds	Nishio Rent All Co	166
				Effective Rate US	Ltd — Monthly
plus 0.25%) —
Monthly
4,960	4,960	—	1/28/25	(Federal Funds	Nisshin Seifun	(2)
				Effective Rate US	Group Inc —
				plus 0.25%) —	Monthly
Monthly
7,841	7,806	—	1/28/25	(Federal Funds	Nissin Foods	(36)
				Effective Rate US	Holdings Co Ltd —
				plus 0.25%) —	Monthly
Monthly
9,291	9,578	—	1/28/25	(Federal Funds	Nomura Real Estate	286
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
Monthly
9,474	9,501	—	1/28/25	(Federal Funds	Nova Measuring	24
				Effective Rate US	Instruments Ltd —
				plus 0.25%) —	Monthly
Monthly
8,998	9,029	—	1/28/25	(Federal Funds	Nu Skin Enterprises	100
				Effective Rate US	Inc — Monthly
plus 0.25%) —
Monthly
17,472	17,756	—	1/28/25	(Federal Funds	Nuveen AMT-Free	428
				Effective Rate US	Municipal Credit
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
23,162	23,293	—	1/28/25	(Federal Funds	Nuveen AMT-Free	311
				Effective Rate US	Quality Municipal
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
23,467	23,467	—	1/28/25	(Federal Funds	Nuveen Credit	616
				Effective Rate US	Strategies Income
				plus 0.25%) —	Fund — Monthly
Monthly
3,072	3,146	—	1/28/25	(Federal Funds	Nuveen Enhanced	99
				Effective Rate US	Municipal Value
				plus 0.25%) —	Fund — Monthly
Monthly

66 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,297	$13,297	$—	1/28/25	(Federal Funds	Nuveen Floating	$144
				Effective Rate US	Rate Income Fund —
				plus 0.25%) —	Monthly
Monthly
11,673	11,784	—	1/28/25	(Federal Funds	Nuveen Municipal	206
				Effective Rate US	Credit Income
				plus 0.25%) —	Fund — Monthly
Monthly
17,146	17,456	—	1/28/25	(Federal Funds	Nuveen Municipal	466
				Effective Rate US	High Income
				plus 0.25%) —	Opportunity Fund —
				Monthly	Monthly
2,800	2,826	—	1/28/25	(Federal Funds	Nuveen New Jersey	49
				Effective Rate US	Quality Municipal
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
2,117	2,134	—	1/28/25	(Federal Funds	Nuveen	33
				Effective Rate US	Pennsylvania
				plus 0.25%) —	Quality Municipal
				Monthly	Income Fund —
Monthly
17,902	18,039	—	1/28/25	(Federal Funds	Nuveen Quality	275
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
Monthly
14,410	14,322	—	1/28/25	(Federal Funds	Nuveen Senior	88
				Effective Rate US	Income Fund —
				plus 0.25%) —	Monthly
Monthly
2,678	2,665	—	1/28/25	(Federal Funds	Nuveen Short	17
				Effective Rate US	Duration Credit
				plus 0.25%) —	Opportunities
				Monthly	Fund — Monthly
5,167	5,244	—	1/28/25	(Federal Funds	Nuveen Taxable	117
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
Monthly
12,655	12,505	—	1/28/25	(Federal Funds	NVR Inc — Monthly	(154)
Effective Rate US
plus 0.25%) —
Monthly
7,541	7,452	—	1/28/25	(Federal Funds	Oak Valley	(89)
				Effective Rate US	Bancorp — Monthly
plus 0.25%) —
Monthly
9,489	9,791	—	1/28/25	(Federal Funds	Obayashi Corp —	299
				Effective Rate US	Monthly
plus 0.25%) —
Monthly

PanAgora Market Neutral Fund 67

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,177	$8,145	$—	1/28/25	(Federal Funds	OBI Pharma Inc —	$(35)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
47,314	46,296	—	1/28/25	(Federal Funds	Oil-Dri Corp of	(688)
				Effective Rate US	America — Monthly
				plus 0.25%) —
				Monthly
7,356	7,336	—	1/28/25	(Federal Funds	Omron Corp —	(22)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,421	14,859	—	1/28/25	(Federal Funds	OncoTherapy	434
				Effective Rate US	Science Inc —
				plus 0.25%) —	Monthly
				Monthly
9,061	9,061	—	1/28/25	(Federal Funds	Ono Pharmaceutical	(3)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
6,062	5,912	—	1/28/25	(Federal Funds	Oppenheimer	(150)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
14,343	14,690	—	1/28/25	(Federal Funds	Osmotica	342
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	PLC — Monthly
				Monthly
12,808	12,451	—	1/28/25	(Federal Funds	Osotspa PCL —	(223)
				Effective Rate US	Monthly
				plus 0.75%) —
				Monthly
17,135	17,046	—	1/28/25	(Federal Funds	Otis Worldwide	(40)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
20,734	18,900	—	1/28/25	(Federal Funds	Overstock.com	(1,838)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
14,639	14,340	—	1/28/25	(Federal Funds	Owens Corning —	(252)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,848	5,745	—	1/28/25	(Federal Funds	Oyo Corp — Monthly	(38)
				Effective Rate US
				plus 0.25%) —
				Monthly

68 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,904	$17,600	$—	1/28/25	(Federal Funds	Pakuwon Jati Tbk	$(317)
				Effective Rate US	PT — Monthly
				plus 0.75%) —
				Monthly
9,940	10,156	—	1/28/25	(Federal Funds	Panasonic Corp —	215
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,060	7,704	—	1/28/25	(Federal Funds	PAPYLESS Co Ltd —	(358)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
53,816	54,344	—	1/28/25	(Federal Funds	PC Connection	512
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
53,825	53,799	—	1/28/25	(Federal Funds	PDF Solutions Inc —	(41)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
81,717	75,730	—	1/28/25	(Federal Funds	Penn National	(6,004)
				Effective Rate US	Gaming Inc —
				plus 0.25%) —	Monthly
				Monthly
21,285	22,090	—	1/28/25	(Federal Funds	PennyMac Financial	861
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
11,806	11,764	—	1/28/25	(Federal Funds	Peoples Bancorp of	(44)
				Effective Rate US	North Carolina Inc —
				plus 0.25%) —	Monthly
				Monthly
42,545	42,693	—	1/28/25	(Federal Funds	Perdoceo Education	135
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
19,518	20,255	—	1/28/25	(Federal Funds	Petrobras	1,709
				Effective Rate US	Distribuidora SA —
				plus 0.65%) —	Monthly
				Monthly
19,331	19,299	—	1/28/25	(Federal Funds	Pets at Home Group	(31)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
17,151	17,119	—	1/28/25	(Federal Funds	Pfizer Inc — Monthly	(34)
				Effective Rate US
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 69

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,697	$7,720	$—	1/28/25	(Federal Funds	PGIM Global High	$142
				Effective Rate US	Yield Fund Inc —
				plus 0.25%) —	Monthly
Monthly
7,919	7,930	—	1/28/25	(Federal Funds	PGIM High Yield	127
				Effective Rate US	Bond Fund Inc —
				plus 0.25%) —	Monthly
Monthly
56,610	58,429	—	1/28/25	(Federal Funds	Pharma Mar SA —	1,804
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
1,929	1,929	—	1/28/25	(Federal Funds	Pharmally	(1)
				Effective Rate US	International
				plus 0.35%) —	Holding Co Ltd —
				Monthly	Monthly
17,190	17,257	—	1/28/25	(Federal Funds	Phison Electronics	790
				Effective Rate US	Corp — Monthly
plus 0.35%) —
Monthly
20,803	20,721	—	1/28/25	(Federal Funds	Phoenix Group	603
				Effective Rate US	Holdings PLC —
				plus 0.25%) —	Monthly
Monthly
13,510	13,398	—	1/28/25	(Federal Funds	PhosAgro —	286
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
13,858	13,738	—	1/28/25	(Federal Funds	Piaggio & C SpA —	(124)
				Effective Rate US	Monthly
plus 0.25%) —
Monthly
3,301	3,302	—	1/28/25	(Federal Funds	PIMCO California	25
				Effective Rate US	Municipal Income
				plus 0.25%) —	Fund — Monthly
Monthly
20,254	20,367	—	1/28/25	(Federal Funds	PIMCO Corporate &	434
				Effective Rate US	Income Opportunity
				plus 0.25%) —	Fund — Monthly
Monthly
1,949	1,960	—	1/28/25	(Federal Funds	PIMCO Global	43
				Effective Rate US	StocksPLUS &
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
3,720	3,757	—	1/28/25	(Federal Funds	PIMCO Income	103
				Effective Rate US	Strategy Fund —
				plus 0.25%) —	Monthly
Monthly

70 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,567	$7,609	$—	1/28/25	(Federal Funds	PIMCO Income	$174
				Effective Rate US	Strategy Fund II —
				plus 0.25%) —	Monthly
				Monthly
3,382	3,364	—	1/28/25	(Federal Funds	PIMCO Municipal	8
				Effective Rate US	Income Fund —
				plus 0.25%) —	Monthly
				Monthly
6,176	6,227	—	1/28/25	(Federal Funds	PIMCO Municipal	104
				Effective Rate US	Income Fund II —
				plus 0.25%) —	Monthly
				Monthly
2,817	2,857	—	1/28/25	(Federal Funds	PIMCO Municipal	62
				Effective Rate US	Income Fund III —
				plus 0.25%) —	Monthly
				Monthly
8,295	7,911	—	1/28/25	(Federal Funds	Pioneer Bancorp	(387)
				Effective Rate US	Inc/NY — Monthly
				plus 0.25%) —
				Monthly
3,891	3,940	—	1/28/25	(Federal Funds	Pioneer High	112
				Effective Rate US	Income Trust —
				plus 0.25%) —	Monthly
				Monthly
3,723	3,812	—	1/28/25	(Federal Funds	Pioneer Municipal	119
				Effective Rate US	High Income
				plus 0.25%) —	Advantage Trust —
				Monthly	Monthly
2,472	2,497	—	1/28/25	(Federal Funds	Pioneer Municipal	44
				Effective Rate US	High Income Trust —
				plus 0.25%) —	Monthly
				Monthly
6,842	6,620	—	1/28/25	(Federal Funds	Plumas Bancorp —	(223)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,679	19,097	—	1/28/25	(Federal Funds	Polaris Inc —	(471)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,118	11,999	—	1/28/25	(Federal Funds	Porsche Automobil	(123)
				Effective Rate US	Holding SE —
				plus 0.25%) —	Monthly
				Monthly
8,672	8,495	—	1/28/25	(Federal Funds	Posco International	(180)
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly

PanAgora Market Neutral Fund 71

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,360	$24,588	$—	1/28/25	(Federal Funds	Powell Industries	$460
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
12,089	11,779	—	1/28/25	(Federal Funds	Powertech	238
				Effective Rate US	Technology Inc —
				plus 0.35%) —	Monthly
				Monthly
13,164	13,187	—	1/28/25	(Federal Funds	Premier	249
				Effective Rate US	Investments Ltd —
				plus 0.25%) —	Monthly
				Monthly
7,694	7,914	—	1/28/25	(Federal Funds	Pressance Corp —	218
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
21,008	21,026	—	1/28/25	(Federal Funds	Procter & Gamble	132
				Effective Rate US	Co/The — Monthly
				plus 0.25%) —
				Monthly
17,262	17,582	—	1/28/25	(Federal Funds	Progressive Corp/	315
				Effective Rate US	The — Monthly
				plus 0.25%) —
				Monthly
18,580	18,315	—	1/28/25	(Federal Funds	Proofpoint Inc —	(272)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
90,892	92,714	—	1/28/25	(Federal Funds	Protagonist	1,801
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
39,589	39,258	—	1/28/25	(Federal Funds	Providence Service	(341)
				Effective Rate US	Corp/The —
				plus 0.25%) —	Monthly
				Monthly
33,726	33,670	—	1/28/25	(Federal Funds	Provident Financial	328
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
19,370	19,855	—	1/28/25	(Federal Funds	Prudential PLC —	550
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,195	50,414	—	1/28/25	(Federal Funds	PTC Therapeutics	1,205
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly

72 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,320	$20,779	$—	1/28/25	(Federal Funds	PulteGroup Inc —	$(547)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
33,189	34,050	—	1/28/25	(Federal Funds	Puma	853
				Effective Rate US	Biotechnology Inc —
				plus 0.25%) —	Monthly
				Monthly
14,753	14,944	—	1/28/25	(Federal Funds	PVH Corp — Monthly	186
				Effective Rate US
				plus 0.25%) —
				Monthly
45,334	44,436	—	1/28/25	(Federal Funds	Pzena Investment	(643)
				Effective Rate US	Management Inc —
				plus 0.25%) —	Monthly
				Monthly
54,237	53,899	—	1/28/25	(Federal Funds	Q2 Holdings Inc —	(354)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,237	30,013	—	1/28/25	(Federal Funds	QUALCOMM Inc —	769
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
37,352	37,149	—	1/28/25	(Federal Funds	Qualys Inc —	(214)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
1,198	1,210	—	1/28/25	(Federal Funds	Quanex Building	12
				Effective Rate US	Products Corp —
				plus 0.25%) —	Monthly
				Monthly
67,112	66,355	—	1/28/25	(Federal Funds	QuinStreet Inc —	(775)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,731	29,508	—	1/28/25	(Federal Funds	R1 RCM Inc —	(228)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,988	26,294	—	1/28/25	(Federal Funds	Radian Group Inc —	512
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
49,166	47,139	—	1/28/25	(Federal Funds	RadNet Inc —	(2,042)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 73

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,714	$10,806	$—	1/28/25	(Federal Funds	Ralph Lauren	$90
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
11,644	11,677	—	1/28/25	(Federal Funds	Rami Levy Chain	141
				Effective Rate US	Stores Hashikma
				plus 0.70%) —	Marketing 2006
				Monthly	Ltd — Monthly
30,710	30,994	—	1/28/25	(Federal Funds	Rapid7 Inc —	274
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,083	30,171	—	1/28/25	(Federal Funds	RCI Hospitality	1,083
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
3,890	4,007	—	1/28/25	(Federal Funds	Recro Pharma Inc —	115
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,772	10,090	—	1/28/25	(Federal Funds	Red Robin Gourmet	1,316
				Effective Rate US	Burgers Inc —
				plus 0.25%) —	Monthly
				Monthly
10,493	10,820	—	1/28/25	(Federal Funds	Redrow PLC —	326
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
24,563	24,320	—	1/28/25	(Federal Funds	Regal Beloit Corp —	(251)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,834	17,978	—	1/28/25	(Federal Funds	Regeneron	138
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
29,779	30,642	—	1/28/25	(Federal Funds	REGENXBIO Inc —	854
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
35,683	34,550	—	1/28/25	(Federal Funds	Regional	(1,142)
				Effective Rate US	Management
				plus 0.25%) —	Corp — Monthly
				Monthly
8,108	8,327	—	1/28/25	(Federal Funds	Relia Inc — Monthly	217
				Effective Rate US
				plus 0.25%) —
				Monthly

74 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,663	$6,653	$—	1/28/25	(Federal Funds	Rengo Co Ltd —	$(11)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,547	5,703	—	1/28/25	(Federal Funds	Resorttrust Inc —	155
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,854	19,093	—	1/28/25	(Federal Funds	Retractable	1,228
				Effective Rate US	Technologies Inc —
				plus 0.25%) —	Monthly
				Monthly
22,257	22,685	—	1/28/25	(Federal Funds	Retrophin Inc —	421
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,248	8,143	—	1/28/25	(Federal Funds	Rheinmetall AG —	(108)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,051	10,935	—	1/28/25	(Federal Funds	Richmond Mutual	(119)
				Effective Rate US	BanCorp Inc —
				plus 0.25%) —	Monthly
				Monthly
7,968	8,236	—	1/28/25	(Federal Funds	Ricoh Co Ltd —	267
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,859	30,067	—	1/28/25	(Federal Funds	Rigel	1,200
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Inc — Monthly
				Monthly
6,416	6,461	—	1/28/25	(Federal Funds	RiverNorth/	208
				Effective Rate US	DoubleLine
				plus 0.25%) —	Strategic
				Monthly	Opportunity Fund
					Inc — Monthly
27,535	27,403	—	1/28/25	(Federal Funds	Riverview Bancorp	(143)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
8,854	8,725	—	1/28/25	(Federal Funds	Robert Half	(76)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
20,540	20,605	—	1/28/25	(Federal Funds	Roche Holding AG —	59
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 75

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,065	$11,988	$—	1/28/25	(Federal Funds	Rockwell	$(27)
				Effective Rate US	Automation Inc —
				plus 0.25%) —	Monthly
				Monthly
13,636	14,111	—	1/28/25	(Federal Funds	Rocky Brands Inc —	470
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,576	6,439	—	1/28/25	(Federal Funds	Rohm Co Ltd —	(139)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,960	21,512	—	1/28/25	(Federal Funds	Roku Inc — Monthly	1,545
				Effective Rate US
				plus 0.25%) —
				Monthly
10,501	10,724	—	1/28/25	(Federal Funds	Roland DG Corp —	219
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,645	10,420	—	1/28/25	(Federal Funds	Rosetta Stone Inc —	775
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
19,638	19,685	—	1/28/25	(Federal Funds	Royal Mail PLC —	47
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,105	22,752	—	1/28/25	(Federal Funds	Royal Unibrew	2
				Effective Rate US	A/S — Monthly
				plus 0.25%) —
				Monthly
8,033	7,924	—	1/28/25	(Federal Funds	Rush Enterprises	(108)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
7,578	7,341	—	1/28/25	(Federal Funds	S–1 Corp — Monthly	(240)
				Effective Rate US
				plus 0.35%) —
				Monthly
8,736	8,794	—	1/28/25	(Federal Funds	S&P Global Inc —	72
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,423	5,631	—	1/28/25	(Federal Funds	Saizeriya Co Ltd —	252
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

76 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$34,816	$34,354	$—	1/28/25	(Federal Funds	salesforce.com	$(469)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
24,022	23,275	—	1/28/25	(Federal Funds	Samsung	(628)
				Effective Rate US	Electronics Co Ltd —
				plus 0.35%) —	Monthly
				Monthly
7,662	7,543	—	1/28/25	(Federal Funds	Samsung	(121)
				Effective Rate US	Engineering Co
				plus 0.35%) —	Ltd — Monthly
				Monthly
44,520	45,530	—	1/28/25	(Federal Funds	Sangamo	999
				Effective Rate US	Therapeutics Inc —
				plus 0.25%) —	Monthly
				Monthly
6,494	6,441	—	1/28/25	(Federal Funds	Sanki Engineering	(54)
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
14,563	14,496	—	1/28/25	(Federal Funds	SAP SE — Monthly	(67)
				Effective Rate US
				plus 0.25%) —
				Monthly
28,569	28,356	—	1/28/25	(Federal Funds	Saul Centers Inc —	313
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,139	10,232	—	1/28/25	(Federal Funds	Savills PLC —	93
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,178	6,058	—	1/28/25	(Federal Funds	Scala Inc — Monthly	(27)
				Effective Rate US
				plus 0.25%) —
				Monthly
14,544	14,877	—	1/28/25	(Federal Funds	Scandinavian	330
				Effective Rate US	Tobacco Group
				plus 0.25%) —	A/S — Monthly
				Monthly
7,343	7,316	—	1/28/25	(Federal Funds	SCSK Corp —	(28)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
62,305	64,206	—	1/28/25	(Federal Funds	Seegene Inc —	1,879
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly

PanAgora Market Neutral Fund 77

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,746	$12,619	$—	1/28/25	(Federal Funds	SEI Investments	$(132)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
6,995	7,172	—	1/28/25	(Federal Funds	Seiko Epson Corp —	175
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,136	7,959	—	1/28/25	(Federal Funds	Seiren Co Ltd —	821
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,916	7,916	—	1/28/25	(Federal Funds	Sekisui House Ltd —	152
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
45,165	45,278	—	1/28/25	(Federal Funds	Select Medical	102
				Effective Rate US	Holdings Corp —
				plus 0.25%) —	Monthly
				Monthly
32,680	33,057	—	1/28/25	(Federal Funds	Seneca Foods	373
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
20,728	20,903	—	1/28/25	(Federal Funds	Sensata	170
				Effective Rate US	Technologies
				plus 0.25%) —	Holding PLC —
				Monthly	Monthly
13,190	12,717	—	1/28/25	(Federal Funds	Service Properties	(472)
				Effective Rate US	Trust — Monthly
				plus 0.25%) —
				Monthly
20,765	21,301	—	1/28/25	(Federal Funds	Sesa SpA — Monthly	532
				Effective Rate US
				plus 0.25%) —
				Monthly
16,357	16,507	—	1/28/25	(Federal Funds	Seven Group	146
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
13,703	13,517	—	1/28/25	(Federal Funds	Shanghai Industrial	(190)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
8,723	8,916	—	1/28/25	(Federal Funds	Shanghai	500
				Effective Rate US	Pharmaceuticals
				plus 0.25%) —	Holding Co Ltd —
				Monthly	Monthly

78 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,975	$5,976	$—	1/28/25	(Federal Funds	Shimadzu Corp —	$—
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
3,530	3,588	—	1/28/25	(Federal Funds	Shindengen Electric	56
				Effective Rate US	Manufacturing Co
				plus 0.25%) —	Ltd — Monthly
				Monthly
7,898	7,865	—	1/28/25	(Federal Funds	Ship Healthcare	(35)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
10,514	9,718	—	1/28/25	(Federal Funds	Shun Tak Holdings	(799)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
41,228	40,547	—	1/28/25	(Federal Funds	Sierra Bancorp —	(240)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,650	9,729	—	1/28/25	(Federal Funds	Silicon Laboratories	76
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,123	11,188	—	1/28/25	(Federal Funds	SimCorp A/S —	61
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,181	12,252	—	1/28/25	(Federal Funds	SKF AB — Monthly	67
				Effective Rate US
				plus 0.25%) —
				Monthly
6,103	6,118	—	1/28/25	(Federal Funds	SKY Perfect JSAT	13
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
34,829	34,289	—	1/28/25	(Federal Funds	SkyWest Inc —	(549)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
23,257	24,045	—	1/28/25	(Federal Funds	Skyworks Solutions	865
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
14,367	14,459	—	1/28/25	(Federal Funds	Software AG —	91
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 79

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,841	$8,729	$—	1/28/25	(Federal Funds	Sonae SGPS SA —	$(115)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
41,635	40,823	—	1/28/25	(Federal Funds	Sonic Automotive	(824)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
27,485	27,323	—	1/28/25	(Federal Funds	Sonova Holding	(170)
				Effective Rate US	AG — Monthly
				plus 0.25%) —
				Monthly
9,006	8,786	—	1/28/25	(Federal Funds	Sony Corp —	(221)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
38,619	38,727	—	1/28/25	(Federal Funds	South Plains	178
				Effective Rate US	Financial Inc —
				plus 0.25%) —	Monthly
				Monthly
9,488	9,470	—	1/28/25	(Federal Funds	Southwest Airlines	(20)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
21,748	21,873	—	1/28/25	(Federal Funds	Spectrum Brands	273
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
13,735	14,063	—	1/28/25	(Federal Funds	Spirent	406
				Effective Rate US	Communications
				plus 0.25%) —	PLC — Monthly
				Monthly
12,306	12,048	—	1/28/25	(Federal Funds	Spirit AeroSystems	(262)
				Effective Rate US	Holdings Inc —
				plus 0.25%) —	Monthly
				Monthly
4,535	4,614	—	1/28/25	(Federal Funds	St Marc Holdings Co	78
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
13,022	13,026	—	1/28/25	(Federal Funds	Standard Foods	485
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
20,821	20,533	—	1/28/25	(Federal Funds	Standex	(292)
				Effective Rate US	International
				plus 0.25%) —	Corp — Monthly
				Monthly

80 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,903	$9,737	$—	1/28/25	(Federal Funds	State Street Corp —	$(169)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
42,531	41,810	—	1/28/25	(Federal Funds	Steelcase Inc —	(733)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
1,325	1,344	—	1/28/25	(Federal Funds	Stone Harbor	46
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Total Income
				Monthly	Fund — Monthly
10,201	10,093	—	1/28/25	(Federal Funds	StoneX Group Inc —	(111)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,065	6,238	—	1/28/25	(Federal Funds	Subaru Corp —	171
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
6,826	6,840	—	1/28/25	(Federal Funds	Sumitomo Chemical	12
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly
9,009	8,869	—	1/28/25	(Federal Funds	Sumitomo	(142)
				Effective Rate US	Dainippon Pharma
				plus 0.25%) —	Co Ltd — Monthly
				Monthly
9,256	9,434	—	1/28/25	(Federal Funds	Sumitomo Electric	177
				Effective Rate US	Industries Ltd —
				plus 0.25%) —	Monthly
				Monthly
18,695	18,623	—	1/28/25	(Federal Funds	Sundrug Co Ltd —	(77)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
16,612	16,830	—	1/28/25	(Federal Funds	SunPower Corp —	216
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
36,915	36,219	—	1/28/25	(Federal Funds	Sunstone Hotel	(706)
				Effective Rate US	Investors Inc —
				plus 0.25%) —	Monthly
				Monthly
29,927	29,503	—	1/28/25	(Federal Funds	Surmodics Inc —	(428)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 81

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,239	$33,527	$—	1/28/25	(Federal Funds	Sushiro Global	$279
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
24,700	25,027	—	1/28/25	(Federal Funds	SVB Financial	320
				Effective Rate US	Group — Monthly
				plus 0.25%) —
				Monthly
72,912	72,853	—	1/28/25	(Federal Funds	SVMK Inc — Monthly	(80)
				Effective Rate US
				plus 0.25%) —
				Monthly
15,274	15,619	—	1/28/25	(Federal Funds	Sweco AB —	341
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
34,235	33,552	—	1/28/25	(Federal Funds	Swedish Match AB —	(694)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,413	19,798	—	1/28/25	(Federal Funds	Synchrony	(444)
				Effective Rate US	Financial — Monthly
				plus 0.25%) —
				Monthly
21,283	21,687	—	1/28/25	(Federal Funds	Synopsys Inc —	399
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,629	5,519	—	1/28/25	(Federal Funds	Syuppin Co Ltd —	(112)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,983	29,481	—	1/28/25	(Federal Funds	Taiwan	(511)
				Effective Rate US	Semiconductor
				plus 0.25%) —	Manufacturing Co
				Monthly	Ltd — Monthly
17,612	17,461	—	1/28/25	(Federal Funds	Take-Two	(156)
				Effective Rate US	Interactive Software
				plus 0.25%) —	Inc — Monthly
				Monthly
8,253	8,526	—	1/28/25	(Federal Funds	Tama Home Co	271
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
9,813	9,707	—	1/28/25	(Federal Funds	Tapestry Inc —	(108)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

82 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,822	$10,887	$—	1/28/25	(Federal Funds	Target Corp —	$111
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
29,391	29,491	—	1/28/25	(Federal Funds	Taubman Centers	91
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
65,096	63,979	—	1/28/25	(Federal Funds	TD Ameritrade	(619)
				Effective Rate US	Holding Corp —
				plus 0.25%) —	Monthly
				Monthly
7,200	7,069	—	1/28/25	(Federal Funds	TDK Corp — Monthly	(132)
				Effective Rate US
				plus 0.25%) —
				Monthly
11,740	11,882	—	1/28/25	(Federal Funds	TE Connectivity	197
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
16,461	15,982	—	1/28/25	(Federal Funds	Telefonaktiebolaget	(484)
				Effective Rate US	LM Ericsson —
				plus 0.25%) —	Monthly
				Monthly
48,523	47,387	—	1/28/25	(Federal Funds	Telenav Inc —	(1,153)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,719	11,719	—	1/28/25	(Federal Funds	Templeton	129
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Income Fund —
				Monthly	Monthly
16,691	16,509	—	1/28/25	(Federal Funds	Tempur Sealy	(186)
				Effective Rate US	International Inc —
				plus 0.25%) —	Monthly
				Monthly
61,553	63,913	—	1/28/25	(Federal Funds	Tenable Holdings	2,342
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
15,671	17,441	—	1/28/25	(Federal Funds	Tesla Inc — Monthly	1,767
				Effective Rate US
				plus 0.25%) —
				Monthly
38,349	36,957	—	1/28/25	(Federal Funds	Texas Capital	(1,404)
				Effective Rate US	Bancshares Inc —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 83

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$49,306	$49,573	$—	1/28/25	(Federal Funds	Texas Roadhouse	$255
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
11,988	12,292	—	1/28/25	(Federal Funds	Textainer Group	301
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
32,357	34,827	—	1/28/25	(Federal Funds	Theravance	2,461
				Effective Rate US	Biopharma Inc —
				plus 0.25%) —	Monthly
				Monthly
36,230	36,015	—	1/28/25	(Federal Funds	Tiffany & Co —	(226)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,435	10,459	—	1/28/25	(Federal Funds	Timberland	141
				Effective Rate US	Bancorp Inc/WA —
				plus 0.25%) —	Monthly
				Monthly
6,097	6,250	—	1/28/25	(Federal Funds	Tobu Railway Co	151
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
8,430	8,452	—	1/28/25	(Federal Funds	Tokyo Electron	19
				Effective Rate US	Device Ltd —
				plus 0.25%) —	Monthly
				Monthly
36,740	35,631	—	1/28/25	(Federal Funds	Tokyo Electron	(1,121)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
9,160	9,253	—	1/28/25	(Federal Funds	Tokyotokeiba Co	133
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
73,799	73,209	—	1/28/25	(Federal Funds	TopBuild Corp —	(610)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
10,417	10,409	—	1/28/25	(Federal Funds	Tosoh Corp —	(9)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,409	20,979	—	1/28/25	(Federal Funds	Toyo Construction	564
				Effective Rate US	Co Ltd — Monthly
				plus 0.25%) —
				Monthly

84 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$29,264	$28,419	$—	1/28/25	(Federal Funds	Toyo Suisan Kaisha	$(854)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
7,243	7,213	—	1/28/25	(Federal Funds	Toyobo Co Ltd —	(32)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
11,297	11,247	—	1/28/25	(Federal Funds	Trane Technologies	(53)
				Effective Rate US	PLC — Monthly
				plus 0.25%) —
				Monthly
18,464	18,558	—	1/28/25	(Federal Funds	TransUnion —	104
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,930	9,655	—	1/28/25	(Federal Funds	TRI Pointe Group	(277)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
46,567	45,467	—	1/28/25	(Federal Funds	TriCo Bancshares —	(1,115)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,258	8,141	—	1/28/25	(Federal Funds	TriNet Group Inc —	(118)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,810	15,814	—	1/28/25	(Federal Funds	Tripod Technology	884
				Effective Rate US	Corp — Monthly
				plus 0.35%) —
				Monthly
4,740	4,696	—	1/28/25	(Federal Funds	Tsubakimoto Chain	(45)
				Effective Rate US	Co — Monthly
				plus 0.25%) —
				Monthly
9,444	9,653	—	1/28/25	(Federal Funds	Tsugami Corp —	207
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
15,146	15,218	—	1/28/25	(Federal Funds	Twitter Inc —	67
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
7,099	7,157	—	1/28/25	(Federal Funds	Ube Industries	56
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 85

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,093	$20,873	$—	1/28/25	(Federal Funds	UBS AG/London —	$(220)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
52,773	51,753	—	1/28/25	(Federal Funds	UFP Industries Inc —	(926)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,024	12,753	—	1/28/25	(Federal Funds	Uni-President China	(276)
				Effective Rate US	Holdings Ltd —
				plus 0.25%) —	Monthly
				Monthly
28,972	27,592	—	1/28/25	(Federal Funds	Unimicron	(1,021)
				Effective Rate US	Technology Corp —
				plus 0.35%) —	Monthly
				Monthly
8,779	8,704	—	1/28/25	(Federal Funds	UNITED Inc/	(77)
				Effective Rate US	Japan — Monthly
				plus 0.25%) —
				Monthly
39,290	39,098	—	1/28/25	(Federal Funds	United Security	(206)
				Effective Rate US	Bancshares/Fresno
				plus 0.25%) —	CA — Monthly
				Monthly
9,088	9,199	—	1/28/25	(Federal Funds	United Therapeutics	111
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
41,619	39,807	—	1/28/25	(Federal Funds	Universal	(1,826)
				Effective Rate US	Electronics Inc —
				plus 0.25%) —	Monthly
				Monthly
10,298	10,152	—	1/28/25	(Federal Funds	Universal Health	(149)
				Effective Rate US	Services Inc —
				plus 0.25%) —	Monthly
				Monthly
13,979	14,246	—	1/28/25	(Federal Funds	Uponor Oyj —	263
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
25,332	24,541	—	1/28/25	(Federal Funds	Urban Edge	(795)
				Effective Rate US	Properties —
				plus 0.25%) —	Monthly
				Monthly
11,340	11,214	—	1/28/25	(Federal Funds	Valmet Oyj —	(130)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

86 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,696	$10,013	$—	1/28/25	(Federal Funds	ValueCommerce Co	$(646)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
34,086	34,387	—	1/28/25	(Federal Funds	Varian Medical	292
				Effective Rate US	Systems Inc —
				plus 0.25%) —	Monthly
				Monthly
22,158	23,146	—	1/28/25	(Federal Funds	Veeva Systems Inc —	982
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
60,171	58,883	—	1/28/25	(Federal Funds	Veritiv Corp —	(1,298)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
28,152	26,944	—	1/28/25	(Federal Funds	Vipshop Holdings	(1,219)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
18,149	18,231	—	1/28/25	(Federal Funds	Visa Inc — Monthly	104
				Effective Rate US
				plus 0.25%) —
				Monthly
15,694	15,797	—	1/28/25	(Federal Funds	Volkswagen AG —	98
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
14,100	13,837	—	1/28/25	(Federal Funds	W R Berkley Corp —	(267)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
5,225	5,339	—	1/28/25	(Federal Funds	Wacoal Holdings	112
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
5,614	5,650	—	1/28/25	(Federal Funds	Warabeya Nichiyo	34
				Effective Rate US	Holdings Co Ltd —
				plus 0.25%) —	Monthly
				Monthly
29,481	28,288	—	1/28/25	(Federal Funds	Weichai Power Co	(933)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
18,115	17,720	—	1/28/25	(Federal Funds	Wells Fargo C&B Mid	(395)
				Effective Rate US	Cap Value Fund —
				plus 0.25%) —	Monthly
				Monthly

PanAgora Market Neutral Fund 87

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,369	$4,381	$—	1/28/25	(Federal Funds	Wells Fargo Multi-	$85
				Effective Rate US	Sector Income
				plus 0.25%) —	Fund — Monthly
				Monthly
19,036	18,250	—	1/28/25	(Federal Funds	Western Alliance	(663)
				Effective Rate US	Bancorp — Monthly
				plus 0.25%) —
				Monthly
14,094	14,083	—	1/28/25	(Federal Funds	Western Asset	202
				Effective Rate US	Emerging Markets
				plus 0.25%) —	Debt Fund Inc —
				Monthly	Monthly
14,735	14,802	—	1/28/25	(Federal Funds	Western Asset High	282
				Effective Rate US	Income Fund II Inc —
				plus 0.25%) —	Monthly
				Monthly
4,029	4,069	—	1/28/25	(Federal Funds	Western Asset	69
				Effective Rate US	Managed Municipals
				plus 0.25%) —	Fund Inc — Monthly
				Monthly
9,660	9,288	—	1/28/25	(Federal Funds	Westports Holdings	(244)
				Effective Rate US	Bhd — Monthly
				plus 0.75%) —
				Monthly
30,303	29,349	—	1/28/25	(Federal Funds	Westwood Holdings	(962)
				Effective Rate US	Group Inc —
				plus 0.25%) —	Monthly
				Monthly
9,648	9,586	—	1/28/25	(Federal Funds	Will Group Inc —	(64)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
20,281	20,785	—	1/28/25	(Federal Funds	William Hill PLC —	504
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
8,748	8,425	—	1/28/25	(Federal Funds	Williams-Sonoma	(326)
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
39,262	39,256	—	1/28/25	(Federal Funds	Willis Towers	(18)
				Effective Rate US	Watson PLC —
				plus 0.25%) —	Monthly
				Monthly
12,565	13,903	—	1/28/25	(Federal Funds	Workday Inc —	1,336
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly

88 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,546	$15,249	$—	1/28/25	(Federal Funds	WPP PLC — Monthly	$704
				Effective Rate US
				plus 0.25%) —
				Monthly
21,979	22,038	—	1/28/25	(Federal Funds	Wright Medical	51
				Effective Rate US	Group NV — Monthly
				plus 0.25%) —
				Monthly
30,728	31,106	—	1/28/25	(Federal Funds	WuXi AppTec Co	370
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
11,237	11,328	—	1/28/25	(Federal Funds	WW Grainger Inc —	136
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
30,087	31,635	—	1/28/25	(Federal Funds	X4 Pharmaceuticals	1,539
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
2,709	2,732	—	1/28/25	(Federal Funds	XAI Octagon	76
				Effective Rate US	Floating Rate
				plus 0.25%) —	Alternative Income
				Monthly	Term Trust —
					Monthly
9,798	9,675	—	1/28/25	(Federal Funds	Xerox Holdings	(125)
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
23,544	23,644	—	1/28/25	(Federal Funds	Xilinx Inc — Monthly	179
				Effective Rate US
				plus 0.25%) —
				Monthly
9,323	9,466	—	1/28/25	(Federal Funds	Yamaha Motor Co	142
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly
13,633	13,700	—	1/28/25	(Federal Funds	Yara International	64
				Effective Rate US	ASA — Monthly
				plus 0.25%) —
				Monthly
6,505	6,545	—	1/28/25	(Federal Funds	Yokogawa Electric	38
				Effective Rate US	Corp — Monthly
				plus 0.25%) —
				Monthly
15,688	15,277	—	1/28/25	(Federal Funds	Yuexiu Property Co	(415)
				Effective Rate US	Ltd — Monthly
				plus 0.25%) —
				Monthly

PanAgora Market Neutral Fund 89

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,529	$11,450	$—	1/28/25	(Federal Funds	Yuhan Corp —	$(83)
				Effective Rate US	Monthly
				plus 0.35%) —
				Monthly
13,956	13,959	—	1/28/25	(Federal Funds	Yulon Nissan Motor	1,082
				Effective Rate US	Co Ltd — Monthly
				plus 0.35%) —
				Monthly
16,174	16,909	—	1/28/25	(Federal Funds	Yum China Holdings	730
				Effective Rate US	Inc — Monthly
				plus 0.25%) —
				Monthly
10,868	10,650	—	1/28/25	(Federal Funds	Z Holdings Corp —	(219)
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
9,855	9,892	—	1/28/25	(Federal Funds	Zillow Group Inc —	37
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
13,799	14,746	—	1/28/25	(Federal Funds	Zogenix Inc —	942
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
17,559	16,821	—	1/28/25	(Federal Funds	Zoomlion Heavy	(743)
				Effective Rate US	Industry Science
				plus 0.25%) —	and Technology Co
				Monthly	Ltd — Monthly
9,436	9,747	—	1/28/25	(Federal Funds	Zscaler Inc —	308
				Effective Rate US	Monthly
				plus 0.25%) —
				Monthly
12,275	12,220	—	1/28/25	(Federal Funds	ZTE Corp — Monthly	60
				Effective Rate US
				plus 0.25%) —
				Monthly
5,646	5,912	—	1/28/25	(Federal Funds	Zuora Inc — Monthly	263
				Effective Rate US
				plus 0.25%) —
				Monthly
8,415	8,480	—	1/28/25	(Federal Funds	Zynga Inc — Monthly	66
				Effective Rate US
				plus 0.25%) —
				Monthly
8,311	7,731	—	1/28/25	Federal Funds	22nd Century Group	535
				Effective Rate US	Inc — Monthly
				minus 5.19% —
				Monthly

90 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,620	$18,874	$—	1/28/25	Federal Funds	2U Inc — Monthly	$(1,254)
				Effective Rate US
				minus 0.23% —
				Monthly
15,171	15,685	—	1/28/25	Federal Funds	3D Systems Corp —	(522)
				Effective Rate US	Monthly
				minus 0.64% —
				Monthly
33,858	34,650	—	1/28/25	Federal Funds	89bio Inc — Monthly	(817)
				Effective Rate US
				minus 1.44% —
				Monthly
12,852	12,619	—	1/28/25	Federal Funds	AAC Technologies	223
				Effective Rate US	Holdings Inc —
				minus 0.88% —	Monthly
				Monthly
33,276	32,732	—	1/28/25	Federal Funds	Abbott	433
				Effective Rate US	Laboratories —
				minus 0.23% —	Monthly
				Monthly
18,102	19,545	—	1/28/25	Federal Funds	ABLBio Inc —	(1,447)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
10,349	10,201	—	1/28/25	Federal Funds	Acacia Research	145
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
22,257	22,905	—	1/28/25	Federal Funds	Acceleron Pharma	(651)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,434	14,315	—	1/28/25	Federal Funds	Accton Technology	(296)
				Effective Rate US	Corp — Monthly
				minus 3.00% —
				Monthly
15,840	16,639	—	1/28/25	Federal Funds	AcelRx	(888)
				Effective Rate US	Pharmaceuticals
				minus 7.00% —	Inc — Monthly
				Monthly
18,142	18,303	—	1/28/25	Federal Funds	Acer Inc — Monthly	(776)
				Effective Rate US
				minus 0.75% —
				Monthly
27,875	27,703	—	1/28/25	Federal Funds	Acushnet Holdings	173
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 91

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,772	$7,307	$—	1/28/25	Federal Funds	Adbri Ltd — Monthly	$(537)
				Effective Rate US
				minus 0.45% —
				Monthly
8,828	8,853	—	1/28/25	Federal Funds	ADO Properties	(30)
				Effective Rate US	SA — Monthly
				minus 0.30% —
				Monthly
14,729	14,471	—	1/28/25	Federal Funds	Advantech Co Ltd —	(94)
				Effective Rate US	Monthly
				minus 1.25% —
				Monthly
17,279	17,582	—	1/28/25	Federal Funds	AECOM — Monthly	(303)
				Effective Rate US
				minus 0.23% —
				Monthly
22,268	22,303	—	1/28/25	Federal Funds	Aegion Corp —	(37)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,701	8,191	—	1/28/25	Federal Funds	AerCap Holdings	510
				Effective Rate US	NV — Monthly
				minus 0.23% —
				Monthly
5,702	5,674	—	1/28/25	Federal Funds	AGC Inc/Japan —	(84)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,550	14,550	—	1/28/25	Federal Funds	Agile Therapeutics	(1,022)
				Effective Rate US	Inc — Monthly
				minus 2.58% —
				Monthly
7,582	7,495	—	1/28/25	Federal Funds	Agree Realty Corp —	87
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,539	15,810	—	1/28/25	Federal Funds	Aimmune	(10,273)
				Effective Rate US	Therapeutics Inc —
				minus 0.74% —	Monthly
				Monthly
34,869	34,597	—	1/28/25	Federal Funds	Air Transport	268
				Effective Rate US	Services Group
				minus 0.23% —	Inc — Monthly
				Monthly
6,716	6,490	—	1/28/25	Federal Funds	Airbus SE — Monthly	226
				Effective Rate US
				minus 0.30% —
				Monthly

92 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,595	$22,667	$—	1/28/25	Federal Funds	Akcea Therapeutics	$(8,087)
				Effective Rate US	Inc — Monthly
				minus 0.99% —
				Monthly
35,344	34,432	—	1/28/25	Federal Funds	Akoustis	534
				Effective Rate US	Technologies Inc —
				minus 12.29% —	Monthly
				Monthly
13,122	12,774	—	1/28/25	Federal Funds	Alibaba Pictures	339
				Effective Rate US	Group Ltd —
				minus 0.88% —	Monthly
				Monthly
6,798	6,898	—	1/28/25	Federal Funds	Allakos Inc —	(103)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,103	7,959	—	1/28/25	Federal Funds	Alps Alpine Co Ltd —	143
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
2,062	2,209	—	1/28/25	Federal Funds	Altisource Portfolio	(147)
				Effective Rate US	Solutions SA —
				minus 0.59% —	Monthly
				Monthly
8,456	9,054	—	1/28/25	Federal Funds	AMA Group Ltd —	(599)
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
3,820	3,880	—	1/28/25	Federal Funds	Amarin Corp PLC —	(62)
				Effective Rate US	Monthly
				minus 0.69% —
				Monthly
7,786	7,755	—	1/28/25	Federal Funds	Ambac Financial	30
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
6,049	5,998	—	1/28/25	Federal Funds	Ambu A/S —	50
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,774	7,798	—	1/28/25	Federal Funds	Amerant Bancorp	(24)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,179	14,196	—	1/28/25	Federal Funds	AMERCO — Monthly	(17)
				Effective Rate US
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 93

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,486	$24,041	$—	1/28/25	Federal Funds	American	$444
				Effective Rate US	International Group
				minus 0.23% —	Inc — Monthly
				Monthly
4,804	4,999	—	1/28/25	Federal Funds	ANA Holdings Inc —	(206)
				Effective Rate US	Monthly
				minus 6.50% —
				Monthly
64,639	63,466	—	1/28/25	Federal Funds	Analog Devices	829
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,020	16,844	—	1/28/25	Federal Funds	Anaplan Inc —	175
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,164	5,206	—	1/28/25	Federal Funds	ANI	(43)
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
20,886	21,388	—	1/28/25	Federal Funds	Anika Therapeutics	(504)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
41,113	41,198	—	1/28/25	Federal Funds	Aon Plc — Monthly	(180)
				Effective Rate US
				minus 0.23% —
				Monthly
33,670	35,948	—	1/28/25	Federal Funds	Appian Corp —	(2,363)
				Effective Rate US	Monthly
				minus 2.69% —
				Monthly
14,355	14,238	—	1/28/25	Federal Funds	Ares Management	114
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
12,383	12,597	—	1/28/25	Federal Funds	Artiza Networks	(292)
				Effective Rate US	Inc — Monthly
				minus 3.75% —
				Monthly
11,518	11,877	—	1/28/25	Federal Funds	Asahi Intecc Co	(377)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
18,606	20,004	—	1/28/25	Federal Funds	Ascendis Pharma	(1,401)
				Effective Rate US	A/S — Monthly
				minus 0.23% —
				Monthly

94 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,049	$11,601	$—	1/28/25	Federal Funds	Aselsan Elektronik	$340
				Effective Rate US	Sanayi Ve Ticaret
				minus 6.50% —	AS — Monthly
				Monthly
19,370	19,227	—	1/28/25	Federal Funds	ASOS PLC —	143
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,223	7,173	—	1/28/25	Federal Funds	Assetmark Financial	50
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
6,934	6,996	—	1/28/25	Federal Funds	Associated Capital	(62)
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
18,545	17,975	—	1/28/25	Federal Funds	Assured Guaranty	451
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly
833	851	—	1/28/25	Federal Funds	Aston Martin	(18)
				Effective Rate US	Lagonda Global
				minus 9.63% —	Holdings PLC —
				Monthly	Monthly
7,700	7,636	—	1/28/25	Federal Funds	Asukanet Co Ltd —	15
				Effective Rate US	Monthly
				minus 6.88% —
				Monthly
4,929	5,088	—	1/28/25	Federal Funds	Asure Software	(159)
				Effective Rate US	Inc — Monthly
				minus 1.64% —
				Monthly
26,640	25,563	—	1/28/25	Federal Funds	Atlantic Union	799
				Effective Rate US	Bankshares Corp —
				minus 0.23% —	Monthly
				Monthly
12,316	12,746	—	1/28/25	Federal Funds	Atom Corp —	(454)
				Effective Rate US	Monthly
				minus 2.63% —
				Monthly
8,379	7,945	—	1/28/25	Federal Funds	Atrium Ljungberg	433
				Effective Rate US	AB — Monthly
				minus 0.30% —
				Monthly
18,959	18,520	—	1/28/25	Federal Funds	AU Optronics	421
				Effective Rate US	Corp — Monthly
				minus 1.38% —
				Monthly

PanAgora Market Neutral Fund 95

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,824	$8,768	$—	1/28/25	Federal Funds	Auburn National	$56
				Effective Rate US	BanCorp Inc —
				minus 10.04% —	Monthly
				Monthly
7,129	7,326	—	1/28/25	Federal Funds	Audinate Group	(283)
				Effective Rate US	Ltd — Monthly
				minus 13.63% —
				Monthly
501	463	—	1/28/25	Federal Funds	AusGroup Ltd —	34
				Effective Rate US	Monthly
				minus 10.25% —
				Monthly
2,353	2,511	—	1/28/25	Federal Funds	Autonomous	(191)
				Effective Rate US	Control Systems
				minus 19.13% —	Laboratory Ltd —
				Monthly	Monthly
27,070	27,241	—	1/28/25	Federal Funds	AVEO	(217)
				Effective Rate US	Pharmaceuticals
				minus 3.79% —	Inc — Monthly
				Monthly
30,537	30,601	—	1/28/25	Federal Funds	AviChina Industry	(279)
				Effective Rate US	& Technology Co
				minus 0.40% —	Ltd — Monthly
				Monthly
7,693	7,593	—	1/28/25	Federal Funds	Avid Bioservices	99
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,232	4,844	—	1/28/25	Federal Funds	Avita Therapeutics	(612)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
30,822	30,047	—	1/28/25	Federal Funds	Axonics Modulation	756
				Effective Rate US	Technologies Inc —
				minus 0.59% —	Monthly
				Monthly
38,287	38,561	—	1/28/25	Federal Funds	AXT Inc — Monthly	(277)
				Effective Rate US
				minus 0.23% —
				Monthly
15,429	15,372	—	1/28/25	Federal Funds	B Riley Financial	(146)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,438	5,408	—	1/28/25	Federal Funds	B&M European	(31)
				Effective Rate US	Value Retail SA —
				minus 0.30% —	Monthly
				Monthly

96 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,740	$15,091	$—	1/28/25	Federal Funds	Bakkafrost P/F —	$(354)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
34,914	33,926	—	1/28/25	Federal Funds	Banc of California	984
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
27,859	27,394	—	1/28/25	Federal Funds	Bank First Corp —	395
				Effective Rate US	Monthly
				minus 2.99% —
				Monthly
18,585	17,943	—	1/28/25	Federal Funds	Bank of Hawaii	422
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
21,086	20,883	—	1/28/25	Federal Funds	Bank of Princeton/	93
				Effective Rate US	The — Monthly
				minus 0.59% —
				Monthly
26,645	26,645	—	1/28/25	Federal Funds	Bankwell Financial	(242)
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
19,173	19,062	—	1/28/25	Federal Funds	Baozun Inc —	91
				Effective Rate US	Monthly
				minus 1.19% —
				Monthly
21,268	21,091	—	1/28/25	Federal Funds	Bar Harbor	(57)
				Effective Rate US	Bankshares —
				minus 0.84% —	Monthly
				Monthly
34,419	33,594	—	1/28/25	Federal Funds	Barings BDC Inc —	825
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,032	16,825	—	1/28/25	Federal Funds	BBMG Corp —	150
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
25,330	25,502	—	1/28/25	Federal Funds	BCB Bancorp Inc —	(497)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,520	16,266	—	1/28/25	Federal Funds	Becton Dickinson	254
				Effective Rate US	and Co — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 97

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,716	$14,495	$—	1/28/25	Federal Funds	Berkshire Hills	$219
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
11,758	11,413	—	1/28/25	Federal Funds	Berli Jucker PCL —	276
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
10,208	9,452	—	1/28/25	Federal Funds	BEST Inc — Monthly	754
				Effective Rate US
				minus 0.23% —
				Monthly
14,585	18,148	—	1/28/25	Federal Funds	Beyondspring Inc —	(3,629)
				Effective Rate US	Monthly
				minus 3.99% —
				Monthly
8,619	8,581	—	1/28/25	Federal Funds	Bilfinger SE —	27
				Effective Rate US	Monthly
				minus 1.75% —
				Monthly
18,025	17,265	—	1/28/25	Federal Funds	BIM Birlesik	749
				Effective Rate US	Magazalar AS —
				minus 0.75% —	Monthly
				Monthly
7,708	7,928	—	1/28/25	Federal Funds	Biocartis Group	(323)
				Effective Rate US	NV — Monthly
				minus 21.00% —
				Monthly
9,518	9,303	—	1/28/25	Federal Funds	Blackmores Ltd —	203
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
9,527	9,411	—	1/28/25	Federal Funds	Blue Bird Corp —	116
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,184	12,848	—	1/28/25	Federal Funds	Blue Prism Group	(1,664)
				Effective Rate US	PLC — Monthly
				minus 2.75% —
				Monthly
31,298	30,727	—	1/28/25	Federal Funds	BlueLinx Holdings	555
				Effective Rate US	Inc — Monthly
				minus 0.79% —
				Monthly
8,023	8,274	—	1/28/25	Federal Funds	BMO Commercial	(281)
				Effective Rate US	Property Trust Ltd —
				minus 0.30% —	Monthly
				Monthly

98 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$15,504	$15,292	$—	1/28/25	Federal Funds	Boeing Co/The —	$210
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,947	13,698	—	1/28/25	Federal Funds	BOK Financial	123
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
70,066	69,774	—	1/28/25	Federal Funds	BorgWarner Inc —	(7)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,248	17,908	—	1/28/25	Federal Funds	Boston Omaha	1,338
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
10,717	10,492	—	1/28/25	Federal Funds	Braskem SA —	199
				Effective Rate US	Monthly
				minus 1.00% —
				Monthly
24,276	24,075	—	1/28/25	Federal Funds	Bright Horizons	199
				Effective Rate US	Family Solutions
				minus 0.23% —	Inc — Monthly
				Monthly
9,220	9,198	—	1/28/25	Federal Funds	BrightView Holdings	21
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
21,793	21,572	—	1/28/25	Federal Funds	Broadridge	219
				Effective Rate US	Financial Solutions
				minus 0.23% —	Inc — Monthly
				Monthly
4,078	4,003	—	1/28/25	Federal Funds	Brookline Bancorp	27
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,344	8,582	—	1/28/25	Federal Funds	Brunello Cucinelli	(239)
				Effective Rate US	SpA — Monthly
				minus 0.30% —
				Monthly
19,262	17,979	—	1/28/25	Federal Funds	Bukwang	1,261
				Effective Rate US	Pharmaceutical Co
				minus 1.25% —	Ltd — Monthly
				Monthly
10,083	10,028	—	1/28/25	Federal Funds	Business First	55
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 99

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$13,659	$13,736	$—	1/28/25	Federal Funds	BWX Technologies	$(167)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
21,196	20,452	—	1/28/25	Federal Funds	Byline Bancorp	742
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
50,475	48,830	—	1/28/25	Federal Funds	Cadence BanCorp —	1,383
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,268	24,929	—	1/28/25	Federal Funds	Cal-Maine Foods	2,336
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
53,608	54,737	—	1/28/25	Federal Funds	Callaway Golf Co —	(1,133)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,833	24,648	—	1/28/25	Federal Funds	Capitol Federal	(42)
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
18,117	18,585	—	1/28/25	Federal Funds	Cara Therapeutics	(473)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,696	5,385	—	1/28/25	Federal Funds	Cardlytics Inc —	310
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,592	18,996	—	1/28/25	Federal Funds	Carlyle Group Inc/	440
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
24,930	25,022	—	1/28/25	Federal Funds	CarMax Inc —	(93)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
25,812	25,489	—	1/28/25	Federal Funds	Carter Bank &	322
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
20,476	20,631	—	1/28/25	Federal Funds	Casey’s General	(193)
				Effective Rate US	Stores Inc —
				minus 0.23% —	Monthly
				Monthly

100 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,581	$10,417	$—	1/28/25	Federal Funds	Cass Information	$165
				Effective Rate US	Systems Inc —
				minus 0.23% —	Monthly
				Monthly
24,623	25,349	—	1/28/25	Federal Funds	Cassava Sciences	(894)
				Effective Rate US	Inc — Monthly
				minus 7.01% —
				Monthly
25,436	26,825	—	1/28/25	Federal Funds	Catalent Inc —	(1,392)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,491	17,362	—	1/28/25	Federal Funds	Caterpillar Inc —	129
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,424	17,951	—	1/28/25	Federal Funds	CCC SA — Monthly	(629)
				Effective Rate US
				minus 5.50% —
				Monthly
56,923	53,172	—	1/28/25	Federal Funds	Celsius Holdings	3,696
				Effective Rate US	Inc — Monthly
				minus 0.99% —
				Monthly
16,269	15,315	—	1/28/25	Federal Funds	Cemex SAB de CV —	952
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,030	16,250	—	1/28/25	Federal Funds	Centene Corp —	(222)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,670	22,934	—	1/28/25	Federal Funds	Center Laboratories	285
				Effective Rate US	Inc — Monthly
				minus 3.38% —
				Monthly
4,999	5,065	—	1/28/25	Federal Funds	Ceragon Networks	(68)
				Effective Rate US	Ltd — Monthly
				minus 0.64% —
				Monthly
9,479	9,453	—	1/28/25	Federal Funds	Ceres Power	26
				Effective Rate US	Holdings PLC —
				minus 0.75% —	Monthly
				Monthly
22,164	22,902	—	1/28/25	Federal Funds	Ceridian HCM	(739)
				Effective Rate US	Holding Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 101

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,121	$10,125	$—	1/28/25	Federal Funds	CH Robinson	$(5)
				Effective Rate US	Worldwide Inc —
				minus 0.23% —	Monthly
Monthly
65,160	64,167	—	1/28/25	Federal Funds	Charles Schwab	661
				Effective Rate US	Corp/The —
				minus 0.23% —	Monthly
Monthly
19,034	20,672	—	1/28/25	Federal Funds	Chembio	(1,805)
				Effective Rate US	Diagnostics Inc —
				minus 11.47% —	Monthly
Monthly
13,980	13,496	—	1/28/25	Federal Funds	Cheng Shin Rubber	103
				Effective Rate US	Industry Co Ltd —
				minus 0.75% —	Monthly
Monthly
10,860	10,664	—	1/28/25	Federal Funds	China	(432)
				Effective Rate US	Communications
				minus 0.40% —	Construction Co
				Monthly	Ltd — Monthly
13,818	14,038	—	1/28/25	Federal Funds	China Eastern	(465)
				Effective Rate US	Airlines Corp Ltd —
				minus 0.40% —	Monthly
Monthly
24,077	23,354	—	1/28/25	Federal Funds	China Evergrande	696
				Effective Rate US	Group — Monthly
minus 1.25% —
Monthly
18,452	19,664	—	1/28/25	Federal Funds	China Mengniu Dairy	(1,217)
				Effective Rate US	Co Ltd — Monthly
minus 0.40% —
Monthly
13,342	13,006	—	1/28/25	Federal Funds	China Resources	332
				Effective Rate US	Beer Holdings Co
				minus 0.40% —	Ltd — Monthly
Monthly
17,503	17,943	—	1/28/25	Federal Funds	China Southern	(457)
				Effective Rate US	Airlines Co Ltd —
				minus 1.38% —	Monthly
Monthly
14,566	14,521	—	1/28/25	Federal Funds	China Traditional	41
				Effective Rate US	Chinese Medicine
				minus 0.40% —	Holdings Co Ltd —
				Monthly	Monthly
7,834	8,107	—	1/28/25	Federal Funds	Chiyoda Corp —	(296)
				Effective Rate US	Monthly
minus 3.50% —
Monthly

102 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,488	$21,816	$—	1/28/25	Federal Funds	Chr Hansen Holding	$(331)
				Effective Rate US	A/S — Monthly
				minus 0.30% —
				Monthly
15,329	14,956	—	1/28/25	Federal Funds	Cia Cervecerias	372
				Effective Rate US	Unidas SA —
				minus 0.23% —	Monthly
				Monthly
22,767	22,767	—	1/28/25	Federal Funds	CIM Commercial	(3)
				Effective Rate US	Trust Corp —
				minus 0.23% —	Monthly
				Monthly
7,752	7,666	—	1/28/25	Federal Funds	CIMIC Group Ltd —	84
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
2,981	2,965	—	1/28/25	Federal Funds	CIRCOR	16
				Effective Rate US	International Inc —
				minus 0.23% —	Monthly
				Monthly
4,227	4,131	—	1/28/25	Federal Funds	CIT Group Inc —	97
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
21,294	21,219	—	1/28/25	Federal Funds	Citizens & Northern	73
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
6,702	6,510	—	1/28/25	Federal Funds	CJ CheilJedang	190
				Effective Rate US	Corp — Monthly
				minus 0.40% —
				Monthly
9,714	9,820	—	1/28/25	Federal Funds	CJ Logistics Corp —	(118)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly
13,935	13,544	—	1/28/25	Federal Funds	CNA Financial	234
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,219	11,685	—	1/28/25	Federal Funds	Coca-Cola Bottlers	(467)
				Effective Rate US	Japan Holdings
				minus 0.30% —	Inc — Monthly
				Monthly
15,392	15,164	—	1/28/25	Federal Funds	Cochlear Ltd —	227
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly

PanAgora Market Neutral Fund 103

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,475	$15,815	$—	1/28/25	Federal Funds	Cogna Educacao —	$530
				Effective Rate US	Monthly
				minus 4.13% —
				Monthly
15,456	16,052	—	1/28/25	Federal Funds	Cognex Corp —	(611)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,739	11,030	—	1/28/25	Federal Funds	Coloplast A/S —	(294)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
4,141	4,065	—	1/28/25	Federal Funds	Columbia Financial	75
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
27,633	27,257	—	1/28/25	Federal Funds	Community Bank	373
				Effective Rate US	System Inc —
				minus 0.23% —	Monthly
				Monthly
10,341	10,433	—	1/28/25	Federal Funds	Companhia	(103)
				Effective Rate US	Brasileira de
				minus 1.00% —	Distribuicao —
				Monthly	Monthly
23,574	24,569	—	1/28/25	Federal Funds	Compugen Ltd —	(1,054)
				Effective Rate US	Monthly
				minus 3.29% —
				Monthly
39,624	39,493	—	1/28/25	Federal Funds	ConnectOne	(108)
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
24,682	24,836	—	1/28/25	Federal Funds	Cooper Cos Inc/	(157)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
10,984	12,633	—	1/28/25	Federal Funds	Copro-Holdings Co	(1,672)
				Effective Rate US	Ltd — Monthly
				minus 2.75% —
				Monthly
35,284	38,273	—	1/28/25	Federal Funds	Corbus	(3,021)
				Effective Rate US	Pharmaceuticals
				minus 1.29% —	Holdings Inc —
				Monthly	Monthly
4,630	4,600	—	1/28/25	Federal Funds	CorMedix Inc —	(25)
				Effective Rate US	Monthly
				minus 11.16% —
				Monthly

104 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,155	$21,194	$—	1/28/25	Federal Funds	Cortexyme Inc —	$(95)
				Effective Rate US	Monthly
				minus 2.99% —
				Monthly
17,046	17,690	—	1/28/25	Federal Funds	COSCO SHIPPING	(649)
				Effective Rate US	Ports Ltd — Monthly
				minus 0.40% —
				Monthly
14,792	12,378	—	1/28/25	Federal Funds	Credit Acceptance	2,404
				Effective Rate US	Corp — Monthly
				minus 0.84% —
				Monthly
14,703	14,892	—	1/28/25	Federal Funds	Cree Inc — Monthly	(190)
				Effective Rate US
				minus 0.23% —
				Monthly
8,521	8,758	—	1/28/25	Federal Funds	Cronos Group Inc —	(275)
				Effective Rate US	Monthly
				minus 3.99% —
				Monthly
7,299	7,190	—	1/28/25	Federal Funds	CrossFirst	108
				Effective Rate US	Bankshares Inc —
				minus 0.23% —	Monthly
				Monthly
60,794	62,914	—	1/28/25	Federal Funds	CryoPort Inc —	(2,139)
				Effective Rate US	Monthly
				minus 0.59% —
				Monthly
9,077	8,942	—	1/28/25	Federal Funds	CStone	94
				Effective Rate US	Pharmaceuticals —
				minus 5.00% —	Monthly
				Monthly
29,678	29,237	—	1/28/25	Federal Funds	Cubic Corp —	354
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
37,864	37,992	—	1/28/25	Federal Funds	Cue Biopharma	(132)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,191	17,087	—	1/28/25	Federal Funds	Curtiss-Wright	104
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
8,708	8,619	—	1/28/25	Federal Funds	CyberArk Software	88
				Effective Rate US	Ltd — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 105

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,724	$13,454	$—	1/28/25	Federal Funds	CYBERDYNE Inc —	$(1,789)
				Effective Rate US	Monthly
				minus 6.00% —
				Monthly
24,846	25,683	—	1/28/25	Federal Funds	CytoSorbents	(848)
				Effective Rate US	Corp — Monthly
				minus 0.64% —
				Monthly
13,307	13,077	—	1/28/25	Federal Funds	Daiwa House REIT	(24)
				Effective Rate US	Investment Corp —
				minus 0.30% —	Monthly
				Monthly
20,047	20,260	—	1/28/25	Federal Funds	Davide Campari-	(217)
				Effective Rate US	Milano NV —
				minus 0.30% —	Monthly
				Monthly
2,079	2,119	—	1/28/25	Federal Funds	DBV Technologies	(55)
				Effective Rate US	SA — Monthly
				minus 4.63% —
				Monthly
17,025	17,081	—	1/28/25	Federal Funds	Delivery Hero SE —	(58)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
30,029	31,784	—	1/28/25	Federal Funds	Dell Technologies	(1,759)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
6,906	7,050	—	1/28/25	Federal Funds	Denali Therapeutics	(145)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,167	5,257	—	1/28/25	Federal Funds	Dentsu Group Inc —	(179)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,767	18,756	—	1/28/25	Federal Funds	Direct Line	(1,347)
				Effective Rate US	Insurance Group
				minus 0.30% —	PLC — Monthly
				Monthly
40,171	40,397	—	1/28/25	Federal Funds	Dorman Products	(231)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,535	16,018	—	1/28/25	Federal Funds	DS Smith PLC —	517
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

106 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,306	$10,641	$—	1/28/25	Federal Funds	Dycom Industries	$(1,337)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
51,682	51,881	—	1/28/25	Federal Funds	DZS Inc — Monthly	(199)
				Effective Rate US
				minus 0.23% —
				Monthly
22,352	21,873	—	1/28/25	Federal Funds	Eagle Bancorp Inc —	309
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,882	12,350	—	1/28/25	Federal Funds	Eagle Bulk Shipping	(499)
				Effective Rate US	Inc — Monthly
				minus 2.88% —
				Monthly
4,176	4,363	—	1/28/25	Federal Funds	East Japan Railway	(188)
				Effective Rate US	Co — Monthly
				minus 0.30% —
				Monthly
40,333	40,142	—	1/28/25	Federal Funds	Ebix Inc — Monthly	187
				Effective Rate US
				minus 0.23% —
				Monthly
36,279	37,132	—	1/28/25	Federal Funds	Editas Medicine	(857)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,509	14,861	—	1/28/25	Federal Funds	Edulab Inc —	(1,479)
				Effective Rate US	Monthly
				minus 13.88% —
				Monthly
10,019	9,985	—	1/28/25	Federal Funds	El Puerto de	21
				Effective Rate US	Liverpool SAB de
				minus 1.63% —	CV — Monthly
				Monthly
9,746	9,858	—	1/28/25	Federal Funds	Embraer SA —	(113)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
38,010	39,495	—	1/28/25	Federal Funds	Energy Recovery	(1,489)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
36,798	36,275	—	1/28/25	Federal Funds	Enerpac Tool Group	519
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 107

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,451	$17,777	$—	1/28/25	Federal Funds	Envista Holdings	$(326)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
17,616	17,837	—	1/28/25	Federal Funds	Equifax Inc —	(263)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,284	16,345	—	1/28/25	Federal Funds	Equity Bancshares	(64)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
24,531	24,759	—	1/28/25	Federal Funds	Erie Indemnity Co —	(232)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,597	17,799	—	1/28/25	Federal Funds	Eros International	(1,272)
				Effective Rate US	PLC — Monthly
				minus 2.94% —
				Monthly
4,114	4,368	—	1/28/25	Federal Funds	Esperion	(314)
				Effective Rate US	Therapeutics Inc —
				minus 13.34% —	Monthly
				Monthly
42,703	41,310	—	1/28/25	Federal Funds	Ethan Allen Interiors	1,388
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
28,687	33,618	—	1/28/25	Federal Funds	Eton	(5,154)
				Effective Rate US	Pharmaceuticals
				minus 10.64% —	Inc — Monthly
				Monthly
8,793	8,951	—	1/28/25	Federal Funds	euglena Co Ltd —	(188)
				Effective Rate US	Monthly
				minus 4.50% —
				Monthly
16,539	16,831	—	1/28/25	Federal Funds	Eurofins Scientific	(294)
				Effective Rate US	SE — Monthly
				minus 0.30% —
				Monthly
881	903	—	1/28/25	Federal Funds	Eventbrite Inc —	(22)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
34,656	34,114	—	1/28/25	Federal Funds	EVI Industries Inc —	452
				Effective Rate US	Monthly
				minus 3.14% —
				Monthly

108 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$44,084	$44,675	$—	1/28/25	Federal Funds	Evo Payments Inc —	$(595)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
25,344	27,679	—	1/28/25	Federal Funds	Evofem Biosciences	(2,429)
				Effective Rate US	Inc — Monthly
				minus 4.68% —
				Monthly
8,487	9,469	—	1/28/25	Federal Funds	Evolus Inc —	(1,221)
				Effective Rate US	Monthly
				minus 31.67% —
				Monthly
34,728	33,493	—	1/28/25	Federal Funds	EW Scripps Co/	1,231
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
8,362	8,508	—	1/28/25	Federal Funds	Exact Sciences	(147)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
2,844	3,458	—	1/28/25	Federal Funds	ExOne Co/The —	(614)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,573	18,722	—	1/28/25	Federal Funds	Experian PLC —	(149)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,250	7,550	—	1/28/25	Federal Funds	FACC AG — Monthly	(333)
				Effective Rate US
				minus 5.50% —
				Monthly
21,725	21,820	—	1/28/25	Federal Funds	Farfetch Ltd —	(97)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
31,987	32,130	—	1/28/25	Federal Funds	FB Financial Corp —	(253)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,219	12,861	—	1/28/25	Federal Funds	FDK Corp — Monthly	(670)
				Effective Rate US
				minus 4.00% —
				Monthly
8,787	8,637	—	1/28/25	Federal Funds	Fidelity D&D	150
				Effective Rate US	Bancorp Inc —
				minus 2.99% —	Monthly
				Monthly

PanAgora Market Neutral Fund 109

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,446	$18,404	$—	1/28/25	Federal Funds	Fidelity National	$41
				Effective Rate US	Information
				minus 0.23% —	Services Inc —
				Monthly	Monthly
7,652	7,703	—	1/28/25	Federal Funds	Fila SpA — Monthly	(58)
				Effective Rate US
				minus 0.88% —
				Monthly
20,720	21,280	—	1/28/25	Federal Funds	First Bancorp Inc/	(563)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
39,444	38,442	—	1/28/25	Federal Funds	First Bank/Hamilton	881
				Effective Rate US	NJ — Monthly
				minus 0.84% —
				Monthly
8,928	8,733	—	1/28/25	Federal Funds	First Capital Inc —	195
				Effective Rate US	Monthly
				minus 3.39% —
				Monthly
32,074	31,741	—	1/28/25	Federal Funds	Five Below Inc —	331
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,434	25,152	—	1/28/25	Federal Funds	Flex Ltd — Monthly	(721)
				Effective Rate US
				minus 0.23% —
				Monthly
9,141	9,478	—	1/28/25	Federal Funds	Flughafen Zurich	(338)
				Effective Rate US	AG — Monthly
				minus 0.30% —
				Monthly
21,076	21,017	—	1/28/25	Federal Funds	Flutter	59
				Effective Rate US	Entertainment
				minus 0.30% —	PLC — Monthly
				Monthly
10,788	10,849	—	1/28/25	Federal Funds	Fomento	(192)
				Effective Rate US	Economico
				minus 0.23% —	Mexicano SAB de
				Monthly	CV — Monthly
11,840	11,554	—	1/28/25	Federal Funds	Formosa Chemicals	(361)
				Effective Rate US	& Fibre Corp —
				minus 0.40% —	Monthly
				Monthly
8,783	8,707	—	1/28/25	Federal Funds	Formosa Plastics	(417)
				Effective Rate US	Corp — Monthly
				minus 0.75% —
				Monthly

110 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$42,300	$41,534	$—	1/28/25	Federal Funds	Fox Factory Holding	$763
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
22,546	22,239	—	1/28/25	Federal Funds	Franklin Resources	304
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,715	9,108	—	1/28/25	Federal Funds	Fraport AG Frankfurt	(396)
				Effective Rate US	Airport Services
				minus 2.75% —	Worldwide —
				Monthly	Monthly
19,491	19,922	—	1/28/25	Federal Funds	Frasers Group PLC —	(430)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,278	8,379	—	1/28/25	Federal Funds	Freni Brembo SpA —	(102)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
55,365	57,141	—	1/28/25	Federal Funds	Freshpet Inc —	(1,781)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,337	7,223	—	1/28/25	Federal Funds	Fronteo Inc —	64
				Effective Rate US	Monthly
				minus 8.88% —
				Monthly
13,866	14,757	—	1/28/25	Federal Funds	Frontier	(964)
				Effective Rate US	Management Inc —
				minus 7.88% —	Monthly
				Monthly
17,280	17,588	—	1/28/25	Federal Funds	FUCHS PETROLUB	(309)
				Effective Rate US	SE — Monthly
				minus 0.30% —
				Monthly
15,055	15,909	—	1/28/25	Federal Funds	Fuji Kyuko Co Ltd —	(867)
				Effective Rate US	Monthly
				minus 1.13% —
				Monthly
7,057	7,427	—	1/28/25	Federal Funds	Fujio Food Group	(396)
				Effective Rate US	Inc — Monthly
				minus 4.38% —
				Monthly
12,023	11,590	—	1/28/25	Federal Funds	Furuya Metal Co	186
				Effective Rate US	Ltd — Monthly
				minus 9.13% —
				Monthly

PanAgora Market Neutral Fund 111

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,723	$9,454	$—	1/28/25	Federal Funds	FVCBankcorp Inc —	$264
				Effective Rate US	Monthly
				minus 0.84% —
				Monthly
31,193	29,842	—	1/28/25	Federal Funds	Galectin	1,115
				Effective Rate US	Therapeutics Inc —
				minus 9.09% —	Monthly
				Monthly
19,673	20,582	—	1/28/25	Federal Funds	Games Workshop	(975)
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
9,248	9,426	—	1/28/25	Federal Funds	GCP Student Living	(274)
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
23,429	24,003	—	1/28/25	Federal Funds	Genco Shipping	(648)
				Effective Rate US	& Trading Ltd —
				minus 0.59% —	Monthly
				Monthly
25,153	24,643	—	1/28/25	Federal Funds	General Dynamics	325
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,188	9,758	—	1/28/25	Federal Funds	Genky DrugStores	(607)
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
18,939	18,939	—	1/28/25	Federal Funds	Genpact Ltd —	(2)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,712	28,860	—	1/28/25	Federal Funds	Genting Plantations	(147)
				Effective Rate US	Bhd — Monthly
				minus 4.75% —
				Monthly
18,659	18,342	—	1/28/25	Federal Funds	German American	192
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
31,610	34,286	—	1/28/25	Federal Funds	Geron Corp —	(2,698)
				Effective Rate US	Monthly
				minus 0.89% —
				Monthly
7,166	7,357	—	1/28/25	Federal Funds	Glenveagh	(193)
				Effective Rate US	Properties PLC —
				minus 0.30% —	Monthly
				Monthly

112 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$29,559	$29,656	$—	1/28/25	Federal Funds	Globant SA —	$(100)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,253	11,877	—	1/28/25	Federal Funds	Globe Life Inc —	324
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,416	13,018	—	1/28/25	Federal Funds	GMO Payment	390
				Effective Rate US	Gateway Inc —
				minus 0.75% —	Monthly
				Monthly
18,200	18,235	—	1/28/25	Federal Funds	Go-Ahead Group	(35)
				Effective Rate US	PLC/The — Monthly
				minus 0.30% —
				Monthly
31,016	29,933	—	1/28/25	Federal Funds	GOME Retail	843
				Effective Rate US	Holdings Ltd —
				minus 10.25% —	Monthly
				Monthly
5,927	6,227	—	1/28/25	Federal Funds	Gossamer Bio Inc —	(301)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,597	26,286	—	1/28/25	Federal Funds	Granite	308
				Effective Rate US	Construction Inc —
				minus 0.23% —	Monthly
				Monthly
18,774	17,900	—	1/28/25	Federal Funds	Great Western	859
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
14,183	15,793	—	1/28/25	Federal Funds	Greentown China	(2,122)
				Effective Rate US	Holdings Ltd —
				minus 0.40% —	Monthly
				Monthly
21	20	—	1/28/25	Federal Funds	Greentown	1
				Effective Rate US	Management
				minus 0.40% —	Holdings Co Ltd —
				Monthly	Monthly
23,690	24,201	—	1/28/25	Federal Funds	Greentown Service	(518)
				Effective Rate US	Group Co Ltd —
				minus 0.40% —	Monthly
				Monthly
6,190	6,328	—	1/28/25	Federal Funds	Griffin Industrial	(138)
				Effective Rate US	Realty Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 113

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$41,765	$39,614	$—	1/28/25	Federal Funds	Griffon Corp —	$2,010
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,266	10,158	—	1/28/25	Federal Funds	Growthpoint	1,100
				Effective Rate US	Properties Ltd —
				minus 0.90% —	Monthly
				Monthly
13,674	13,740	—	1/28/25	Federal Funds	Grupo Televisa	(67)
				Effective Rate US	SAB — Monthly
				minus 0.23% —
				Monthly
2,852	3,063	—	1/28/25	Federal Funds	GTY Technology	(211)
				Effective Rate US	Holdings Inc —
				minus 0.81% —	Monthly
				Monthly
11,449	11,300	—	1/28/25	Federal Funds	Guangshen Railway	(346)
				Effective Rate US	Co Ltd — Monthly
				minus 0.40% —
				Monthly
7,020	7,069	—	1/28/25	Federal Funds	GW	(53)
				Effective Rate US	Pharmaceuticals
				minus 0.64% —	PLC — Monthly
				Monthly
26,818	27,183	—	1/28/25	Federal Funds	Hain Celestial Group	(368)
				Effective Rate US	Inc/The — Monthly
				minus 0.23% —
				Monthly
8,902	9,164	—	1/28/25	Federal Funds	Hamborner REIT	(264)
				Effective Rate US	AG — Monthly
				minus 0.63% —
				Monthly
14,340	14,140	—	1/28/25	Federal Funds	Hanjaya Mandala	125
				Effective Rate US	Sampoerna Tbk
				minus 5.88% —	PT — Monthly
				Monthly
22,830	22,453	—	1/28/25	Federal Funds	Hanmi Financial	187
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
8,017	8,385	—	1/28/25	Federal Funds	Harvey Norman	(374)
				Effective Rate US	Holdings Ltd —
				minus 0.75% —	Monthly
				Monthly
17,427	17,051	—	1/28/25	Federal Funds	Hasbro Inc —	376
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

114 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,856	$11,450	$—	1/28/25	Federal Funds	Hawthorn	$405
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
36,860	37,040	—	1/28/25	Federal Funds	Helios Technologies	(184)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,172	17,271	—	1/28/25	Federal Funds	Hella GmbH & Co	(101)
				Effective Rate US	KGaA — Monthly
				minus 0.30% —
				Monthly
6,092	6,343	—	1/28/25	Federal Funds	Helloworld Travel	(283)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
7,871	7,884	—	1/28/25	Federal Funds	Henderson Land	(15)
				Effective Rate US	Development Co
				minus 0.40% —	Ltd — Monthly
				Monthly
6,971	7,279	—	1/28/25	Federal Funds	Heroz Inc — Monthly	(418)
				Effective Rate US
				minus 20.88% —
				Monthly
13,643	13,956	—	1/28/25	Federal Funds	Hexagon	(352)
				Effective Rate US	Composites ASA —
				minus 3.63% —	Monthly
				Monthly
3,036	2,922	—	1/28/25	Federal Funds	HF Foods Group	75
				Effective Rate US	Inc — Monthly
				minus 9.64% —
				Monthly
18,604	18,977	—	1/28/25	Federal Funds	Highwealth	(388)
				Effective Rate US	Construction
				minus 1.13% —	Corp — Monthly
				Monthly
3,325	3,333	—	1/28/25	Federal Funds	Hitachi Ltd —	(9)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,618	18,341	—	1/28/25	Federal Funds	HLB Inc — Monthly	153
				Effective Rate US
				minus 6.63% —
				Monthly
9,768	9,758	—	1/28/25	Federal Funds	Homology	8
				Effective Rate US	Medicines Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 115

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,511	$25,741	$—	1/28/25	Federal Funds	Hong Kong	$(2,461)
				Effective Rate US	Television Network
				minus 14.50% —	Ltd — Monthly
				Monthly
28,595	29,703	—	1/28/25	Federal Funds	Hooker Furniture	(1,109)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
22,386	22,021	—	1/28/25	Federal Funds	Hope Bancorp Inc —	(2)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
19,344	19,219	—	1/28/25	Federal Funds	Hormel Foods	34
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
45,086	44,876	—	1/28/25	Federal Funds	Hostess Brands	205
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
8,168	8,412	—	1/28/25	Federal Funds	House Do Co Ltd —	(451)
				Effective Rate US	Monthly
				minus 8.13% —
				Monthly
15,384	15,790	—	1/28/25	Federal Funds	Huazhu Group Ltd —	(407)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,133	8,118	—	1/28/25	Federal Funds	Hufvudstaden AB —	15
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,904	17,329	—	1/28/25	Federal Funds	Hulic Co Ltd —	(737)
				Effective Rate US	Monthly
				minus 0.33% —
				Monthly
5,101	4,947	—	1/28/25	Federal Funds	Hyundai Heavy	154
				Effective Rate US	Industries Holdings
				minus 0.40% —	Co Ltd — Monthly
				Monthly
5,879	5,826	—	1/28/25	Federal Funds	I’rom Group Co	21
				Effective Rate US	Ltd — Monthly
				minus 6.38% —
				Monthly
43,154	42,923	—	1/28/25	Federal Funds	I3 Verticals Inc —	228
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

116 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$12,960	$12,911	$—	1/28/25	Federal Funds	ICF International	$48
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
46,283	46,320	—	1/28/25	Federal Funds	Ichor Holdings Ltd —	(43)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,652	8,606	—	1/28/25	Federal Funds	IDEA Consultants	35
				Effective Rate US	Inc — Monthly
				minus 1.63% —
				Monthly
27,040	27,374	—	1/28/25	Federal Funds	IDEXX Laboratories	(336)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
21,096	23,377	—	1/28/25	Federal Funds	IGNIS Ltd — Monthly	(2,373)
				Effective Rate US
				minus 8.38% —
				Monthly
23,430	23,337	—	1/28/25	Federal Funds	IHS Markit Ltd —	55
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
32,536	33,111	—	1/28/25	Federal Funds	Immunovant Inc —	(577)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
55,672	54,684	—	1/28/25	Federal Funds	Independent	688
				Effective Rate US	Bank Group Inc —
				minus 0.23% —	Monthly
				Monthly
14,943	14,737	—	1/28/25	Federal Funds	Industries Qatar	168
				Effective Rate US	QSC — Monthly
				minus 3.50% —
				Monthly
17,257	17,144	—	1/28/25	Federal Funds	Ingersoll Rand Inc —	110
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,601	7,508	—	1/28/25	Federal Funds	Innovative Industrial	93
				Effective Rate US	Properties Inc —
				minus 0.23% —	Monthly
				Monthly
4,734	4,754	—	1/28/25	Federal Funds	Innoviva Inc —	(21)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 117

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$28,531	$29,722	$—	1/28/25	Federal Funds	Inseego Corp —	$(1,920)
				Effective Rate US	Monthly
				minus 25.44% —
				Monthly
2,642	2,832	—	1/28/25	Federal Funds	Inspec Inc —	(229)
				Effective Rate US	Monthly
				minus 17.00% —
				Monthly
16,158	16,525	—	1/28/25	Federal Funds	Intellicheck Inc —	(408)
				Effective Rate US	Monthly
				minus 3.29% —
				Monthly
20,902	21,321	—	1/28/25	Federal Funds	InterContinental	(418)
				Effective Rate US	Hotels Group PLC —
				minus 0.30% —	Monthly
				Monthly
2,407	2,334	—	1/28/25	Federal Funds	Intercure Ltd —	13
				Effective Rate US	Monthly
				minus 32.63% —
				Monthly
27,423	27,128	—	1/28/25	Federal Funds	International	(67)
				Effective Rate US	Business Machines
				minus 0.23% —	Corp — Monthly
				Monthly
22,019	20,757	—	1/28/25	Federal Funds	Invesco Ltd —	1,050
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
9,375	9,153	—	1/28/25	Federal Funds	Investar Holding	103
				Effective Rate US	Corp — Monthly
				minus 1.24% —
				Monthly
10,926	11,572	—	1/28/25	Federal Funds	Invitae Corp —	(650)
				Effective Rate US	Monthly
				minus 0.59% —
				Monthly
17,444	19,898	—	1/28/25	Federal Funds	Iovance	(2,454)
				Effective Rate US	Biotherapeutics
				minus 0.23% —	Inc — Monthly
				Monthly
7,027	7,393	—	1/28/25	Federal Funds	Iriso Electronics Co	(367)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
12,295	12,682	—	1/28/25	Federal Funds	Isetan Mitsukoshi	(388)
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly

118 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$179,240	$180,553	$—	1/28/25	Federal Funds	iShares MSCI Saudi	$(1,368)
				Effective Rate US	Arabia ETF —
				minus 0.64% —	Monthly
				Monthly
15,549	15,339	—	1/28/25	Federal Funds	iStar Inc — Monthly	73
				Effective Rate US
				minus 0.23% —
				Monthly
7,736	7,487	—	1/28/25	Federal Funds	ITM Power PLC —	249
				Effective Rate US	Monthly
				minus 7.75% —
				Monthly
4,918	4,820	—	1/28/25	Federal Funds	Itokuro Inc —	49
				Effective Rate US	Monthly
				minus 11.38% —
				Monthly
24,426	24,276	—	1/28/25	Federal Funds	J M Smucker Co/	(35)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
9,741	9,774	—	1/28/25	Federal Funds	J Sainsbury PLC —	(33)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
53,268	51,233	—	1/28/25	Federal Funds	J2 Global Inc —	2,031
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
26,635	26,991	—	1/28/25	Federal Funds	Jacobs Engineering	(416)
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
11,045	10,801	—	1/28/25	Federal Funds	James Hardie	241
				Effective Rate US	Industries PLC —
				minus 0.50% —	Monthly
				Monthly
16,619	16,548	—	1/28/25	Federal Funds	Jardine Matheson	(106)
				Effective Rate US	Holdings Ltd —
				minus 0.35% —	Monthly
				Monthly
2,338	2,387	—	1/28/25	Federal Funds	JG Summit Holdings	(49)
				Effective Rate US	Inc — Monthly
				minus 2.50% —
				Monthly
13,987	14,116	—	1/28/25	Federal Funds	Jinxin Fertility	(258)
				Effective Rate US	Group Ltd —
				minus 3.50% —	Monthly
				Monthly

PanAgora Market Neutral Fund 119

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,397	$9,328	$—	1/28/25	Federal Funds	John Bean	$58
				Effective Rate US	Technologies
				minus 0.23% —	Corp — Monthly
				Monthly
13,024	12,483	—	1/28/25	Federal Funds	Jollibee Foods	541
				Effective Rate US	Corp — Monthly
				minus 5.00% —
				Monthly
5,366	5,413	—	1/28/25	Federal Funds	JTEKT Corp —	(48)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
13,871	14,070	—	1/28/25	Federal Funds	Jumia Technologies	(315)
				Effective Rate US	AG — Monthly
				minus 5.64% —
				Monthly
3,640	3,636	—	1/28/25	Federal Funds	Juventus Football	(22)
				Effective Rate US	Club SpA — Monthly
				minus 8.50% —
				Monthly
12,950	13,346	—	1/28/25	Federal Funds	Kakaku.com Inc —	(396)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
18,901	19,073	—	1/28/25	Federal Funds	Kala	(189)
				Effective Rate US	Pharmaceuticals
				minus 0.99% —	Inc — Monthly
				Monthly
21,687	21,599	—	1/28/25	Federal Funds	Kaman Corp —	87
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,884	12,688	—	1/28/25	Federal Funds	Kearny Financial	195
				Effective Rate US	Corp/MD — Monthly
				minus 0.23% —
				Monthly
5,753	5,975	—	1/28/25	Federal Funds	Keikyu Corp —	(221)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
30,499	30,397	—	1/28/25	Federal Funds	Keurig Dr Pepper	99
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,541	7,493	—	1/28/25	Federal Funds	KeyHolder Inc —	(48)
				Effective Rate US	Monthly
				minus 14.63% —
				Monthly

120 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$48,568	$50,992	$—	1/28/25	Federal Funds	Kingdee	$(2,438)
				Effective Rate US	International
				minus 0.40% —	Software Group Co
				Monthly	Ltd — Monthly
17,090	16,064	—	1/28/25	Federal Funds	Kingsoft Corp Ltd —	1,022
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
22,071	22,324	—	1/28/25	Federal Funds	Kingspan Group	(256)
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
30,649	30,276	—	1/28/25	Federal Funds	Knight-Swift	370
				Effective Rate US	Transportation
				minus 0.23% —	Holdings Inc —
				Monthly	Monthly
14,407	14,613	—	1/28/25	Federal Funds	Knorr-Bremse AG —	(208)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,920	8,639	—	1/28/25	Federal Funds	Koei Chemical Co	275
				Effective Rate US	Ltd — Monthly
				minus 0.88% —
				Monthly
9,154	9,460	—	1/28/25	Federal Funds	Komax Holding	(339)
				Effective Rate US	AG — Monthly
				minus 4.00% —
				Monthly
14,196	14,255	—	1/28/25	Federal Funds	Komipharm	(95)
				Effective Rate US	International Co
				minus 2.63% —	Ltd — Monthly
				Monthly
49,838	48,244	—	1/28/25	Federal Funds	Kontoor Brands	1,591
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
22,254	22,604	—	1/28/25	Federal Funds	Kornit Digital Ltd —	(352)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
29,395	29,305	—	1/28/25	Federal Funds	Kratos Defense &	87
				Effective Rate US	Security Solutions
				minus 0.23% —	Inc — Monthly
				Monthly
5,621	5,881	—	1/28/25	Federal Funds	Krystal Biotech	(261)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 121

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,297	$6,038	$—	1/28/25	Federal Funds	Kudan Inc —	$139
				Effective Rate US	Monthly
				minus 20.38% —
				Monthly
14,951	14,615	—	1/28/25	Federal Funds	Kumiai Chemical	333
				Effective Rate US	Industry Co Ltd —
				minus 0.30% —	Monthly
				Monthly
7,076	7,171	—	1/28/25	Federal Funds	Kuraray Co Ltd —	(232)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
58,813	62,752	—	1/28/25	Federal Funds	Lands’ End Inc —	(3,943)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
3,571	3,640	—	1/28/25	Federal Funds	Lannett Co Inc —	(69)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
11,901	11,812	—	1/28/25	Federal Funds	LDC SA — Monthly	(71)
				Effective Rate US
				minus 2.75% —
				Monthly
15,680	15,833	—	1/28/25	Federal Funds	LEC Inc — Monthly	(162)
				Effective Rate US
				minus 0.75% —
				Monthly
20,989	20,867	—	1/28/25	Federal Funds	Liberty Broadband	120
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,425	10,091	—	1/28/25	Federal Funds	Lifestyle	(669)
				Effective Rate US	International
				minus 0.40% —	Holdings Ltd —
				Monthly	Monthly
42,242	41,271	—	1/28/25	Federal Funds	Lindsay Corp —	835
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
4,763	5,028	—	1/28/25	Federal Funds	Link And Motivation	(319)
				Effective Rate US	Inc — Monthly
				minus 7.25% —
				Monthly
27,444	27,307	—	1/28/25	Federal Funds	Littelfuse Inc —	62
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

122 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$24,736	$24,538	$—	1/28/25	Federal Funds	Live Nation	$198
				Effective Rate US	Entertainment Inc —
				minus 0.23% —	Monthly
				Monthly
46,277	50,726	—	1/28/25	Federal Funds	Live Oak Bancshares	(4,452)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
28,509	29,093	—	1/28/25	Federal Funds	LiveRamp Holdings	(587)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
28,044	28,253	—	1/28/25	Federal Funds	LiveXLive Media	(294)
				Effective Rate US	Inc — Monthly
				minus 2.79% —
				Monthly
10,417	11,047	—	1/28/25	Federal Funds	LIXIL Group Corp —	(631)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
20,781	20,261	—	1/28/25	Federal Funds	Loews Corp —	483
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,219	14,203	—	1/28/25	Federal Funds	Lotte Shopping Co	11
				Effective Rate US	Ltd — Monthly
				minus 0.40% —
				Monthly
12,599	12,288	—	1/28/25	Federal Funds	M&T Bank Corp —	179
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,906	5,747	—	1/28/25	Federal Funds	Mack-Cali Realty	159
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
50,480	50,381	—	1/28/25	Federal Funds	MACOM Technology	93
				Effective Rate US	Solutions Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
20,555	20,172	—	1/28/25	Federal Funds	Madison Square	381
				Effective Rate US	Garden Sports
				minus 0.23% —	Corp — Monthly
				Monthly
9,507	9,630	—	1/28/25	Federal Funds	Maeda Kosen Co	(141)
				Effective Rate US	Ltd — Monthly
				minus 2.25% —
				Monthly

PanAgora Market Neutral Fund 123

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,130	$16,533	$—	1/28/25	Federal Funds	Magnit — Monthly	$591
				Effective Rate US
				minus 0.50% —
				Monthly
19,869	19,837	—	1/28/25	Federal Funds	Mail.Ru Group Ltd —	26
				Effective Rate US	Monthly
				minus 0.50% —
				Monthly
16,330	16,598	—	1/28/25	Federal Funds	Malvern Bancorp	(308)
				Effective Rate US	Inc — Monthly
				minus 5.74% —
				Monthly
4,955	5,076	—	1/28/25	Federal Funds	Mani Inc — Monthly	(143)
				Effective Rate US
				minus 0.30% —
				Monthly
28,206	28,870	—	1/28/25	Federal Funds	MannKind Corp —	(713)
				Effective Rate US	Monthly
				minus 2.77% —
				Monthly
20,688	22,846	—	1/28/25	Federal Funds	Marker	(2,493)
				Effective Rate US	Therapeutics Inc —
				minus 17.27% —	Monthly
				Monthly
28,501	28,815	—	1/28/25	Federal Funds	Marriott	(317)
				Effective Rate US	International Inc/
				minus 0.23% —	MD — Monthly
				Monthly
7,863	7,761	—	1/28/25	Federal Funds	Maruwa Unyu Kikan	80
				Effective Rate US	Co Ltd — Monthly
				minus 4.00% —
				Monthly
16,950	18,304	—	1/28/25	Federal Funds	Marvell Technology	(1,356)
				Effective Rate US	Group Ltd —
				minus 0.23% —	Monthly
				Monthly
33,350	32,285	—	1/28/25	Federal Funds	MasterCraft Boat	1,061
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
13,150	14,922	—	1/28/25	Federal Funds	Materialise NV —	(1,825)
				Effective Rate US	Monthly
				minus 28.49% —
				Monthly
8,154	8,235	—	1/28/25	Federal Funds	Matsuya Co Ltd —	(115)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

124 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,225	$8,103	$—	1/28/25	Federal Funds	Maxar Technologies	$120
				Effective Rate US	Inc — Monthly
				minus 0.54% —
				Monthly
17,187	17,295	—	1/28/25	Federal Funds	McDonald’s Corp —	(209)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,961	11,145	—	1/28/25	Federal Funds	McDonald’s	(183)
				Effective Rate US	Holdings Co Japan
				minus 0.30% —	Ltd — Monthly
				Monthly
28,599	29,965	—	1/28/25	Federal Funds	Medallia Inc —	(1,369)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
58,887	57,766	—	1/28/25	Federal Funds	Medifast Inc —	710
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,375	16,427	—	1/28/25	Federal Funds	Melexis NV —	(54)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,638	29,755	—	1/28/25	Federal Funds	Merchants Bancorp/	(146)
				Effective Rate US	IN — Monthly
				minus 2.09% —
				Monthly
33,795	32,600	—	1/28/25	Federal Funds	Metrocity	1,145
				Effective Rate US	Bankshares Inc —
				minus 2.64% —	Monthly
				Monthly
10,777	11,644	—	1/28/25	Federal Funds	MGM China Holdings	(886)
				Effective Rate US	Ltd — Monthly
				minus 2.40% —
				Monthly
18,932	18,664	—	1/28/25	Federal Funds	MGP Ingredients	203
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
14,973	15,175	—	1/28/25	Federal Funds	Middleby Corp/	(203)
				Effective Rate US	The — Monthly
				minus 0.23% —
				Monthly
22,692	22,280	—	1/28/25	Federal Funds	Midland States	2
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 125

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,149	$5,209	$—	1/28/25	Federal Funds	MINEBEA MITSUMI	$(61)
				Effective Rate US	Inc — Monthly
				minus 0.30% —
				Monthly
9,328	9,456	—	1/28/25	Federal Funds	MISUMI Group Inc —	(130)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
14,085	15,535	—	1/28/25	Federal Funds	Mitchells & Butlers	(1,450)
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
11,602	12,038	—	1/28/25	Federal Funds	Mitsubishi Motors	(436)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
3,150	3,121	—	1/28/25	Federal Funds	MJ Gleeson PLC —	29
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
24,311	25,017	—	1/28/25	Federal Funds	MongoDB Inc —	(707)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,539	15,270	—	1/28/25	Federal Funds	MonotaRO Co Ltd —	227
				Effective Rate US	Monthly
				minus 0.88% —
				Monthly
34,459	34,982	—	1/28/25	Federal Funds	Monro Inc —	(696)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
29,773	29,928	—	1/28/25	Federal Funds	Motorcar Parts	(158)
				Effective Rate US	of America Inc —
				minus 0.23% —	Monthly
				Monthly
17,584	17,954	—	1/28/25	Federal Funds	Mowi ASA —	(373)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
14,975	15,114	—	1/28/25	Federal Funds	MSA Safety Inc —	(193)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
16,060	14,667	—	1/28/25	Federal Funds	MTG Co Ltd —	1,327
				Effective Rate US	Monthly
				minus 8.88% —
				Monthly

126 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,459	$9,263	$—	1/28/25	Federal Funds	MTU Aero Engines	$191
				Effective Rate US	AG — Monthly
				minus 0.30% —
				Monthly
21,564	21,099	—	1/28/25	Federal Funds	NantHealth Inc —	360
				Effective Rate US	Monthly
				minus 10.92% —
				Monthly
7,360	7,075	—	1/28/25	Federal Funds	Nanya Technology	273
				Effective Rate US	Corp — Monthly
				minus 1.75% —
				Monthly
17,845	17,555	—	1/28/25	Federal Funds	National	285
				Effective Rate US	Bankshares Inc —
				minus 0.23% —	Monthly
				Monthly
18,935	18,413	—	1/28/25	Federal Funds	National Express	523
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
17,557	17,730	—	1/28/25	Federal Funds	National	(173)
				Effective Rate US	Instruments Corp —
				minus 0.23% —	Monthly
				Monthly
12,346	11,937	—	1/28/25	Federal Funds	NCR Corp — Monthly	408
				Effective Rate US
				minus 0.23% —
				Monthly
13,150	13,410	—	1/28/25	Federal Funds	nearmap Ltd —	(289)
				Effective Rate US	Monthly
				minus 3.59% —
				Monthly
38,989	43,030	—	1/28/25	Federal Funds	Netmarble Corp —	(4,118)
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
25,459	25,129	—	1/28/25	Federal Funds	NeuroBo	276
				Effective Rate US	Pharmaceuticals
				minus 5.99% —	Inc — Monthly
				Monthly
27,462	28,243	—	1/28/25	Federal Funds	NewAge Inc —	(880)
				Effective Rate US	Monthly
				minus 3.77% —
				Monthly
13,641	13,729	—	1/28/25	Federal Funds	Nexstar Media	(90)
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 127

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,729	$19,533	$—	1/28/25	Federal Funds	Next PLC — Monthly	$197
				Effective Rate US
				minus 0.30% —
				Monthly
9,005	8,650	—	1/28/25	Federal Funds	Nextage Co Ltd —	352
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,990	6,315	—	1/28/25	Federal Funds	Nexyz Group Corp —	(339)
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
17,922	17,469	—	1/28/25	Federal Funds	Nice Ltd — Monthly	453
				Effective Rate US
				minus 0.23% —
				Monthly
7,963	7,969	—	1/28/25	Federal Funds	Nippon Densetsu	(8)
				Effective Rate US	Kogyo Co Ltd —
				minus 0.30% —	Monthly
				Monthly
11,007	10,862	—	1/28/25	Federal Funds	Nippon Rietec Co	72
				Effective Rate US	Ltd — Monthly
				minus 7.50% —
				Monthly
11,899	12,222	—	1/28/25	Federal Funds	Nissan Motor Co	(324)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
12,513	13,525	—	1/28/25	Federal Funds	Nissan Shatai Co	(1,014)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
21,967	23,137	—	1/28/25	Federal Funds	NN Inc — Monthly	(1,173)
				Effective Rate US
				minus 0.25% —
				Monthly
10,306	10,079	—	1/28/25	Federal Funds	Nokia Oyj — Monthly	223
				Effective Rate US
				minus 0.23% —
				Monthly
22,505	22,192	—	1/28/25	Federal Funds	Nordson Corp —	264
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
15,626	15,466	—	1/28/25	Federal Funds	Northfield Bancorp	(18)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly

128 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,954	$8,927	$—	1/28/25	Federal Funds	Northwest	$26
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
17,963	17,573	—	1/28/25	Federal Funds	Norwood Financial	386
				Effective Rate US	Corp — Monthly
				minus 0.59% —
				Monthly
54,855	54,550	—	1/28/25	Federal Funds	Novanta Inc —	299
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,061	7,160	—	1/28/25	Federal Funds	Novozymes A/S —	(100)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
5,801	5,722	—	1/28/25	Federal Funds	NTT Data Corp —	79
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
29,499	28,370	—	1/28/25	Federal Funds	NV5 Global Inc —	1,126
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,773	6,817	—	1/28/25	Federal Funds	Obara Group Inc —	(53)
				Effective Rate US	Monthly
				minus 1.88% —
				Monthly
233	234	—	1/28/25	Federal Funds	Ocado Group PLC —	(1)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
52,029	48,155	—	1/28/25	Federal Funds	Ocular Therapeutix	3,860
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
4,806	4,953	—	1/28/25	Federal Funds	Odakyu Electric	(148)
				Effective Rate US	Railway Co Ltd —
				minus 0.30% —	Monthly
				Monthly
11,893	11,569	—	1/28/25	Federal Funds	OFG Bancorp —	323
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
12,288	12,671	—	1/28/25	Federal Funds	Oisix ra daichi Inc —	(448)
				Effective Rate US	Monthly
				minus 9.50% —
				Monthly

PanAgora Market Neutral Fund 129

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$23,217	$20,732	$—	1/28/25	Federal Funds	Ollie’s Bargain	$2,482
				Effective Rate US	Outlet Holdings
				minus 0.23% —	Inc — Monthly
				Monthly
10,164	10,373	—	1/28/25	Federal Funds	Omeros Corp —	(227)
				Effective Rate US	Monthly
				minus 1.79% —
				Monthly
22,503	22,545	—	1/28/25	Federal Funds	ON Semiconductor	(44)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,459	9,525	—	1/28/25	Federal Funds	OneSpan Inc —	(66)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,437	25,052	—	1/28/25	Federal Funds	OneSpaWorld	(616)
				Effective Rate US	Holdings Ltd —
				minus 0.23% —	Monthly
				Monthly
33,834	33,364	—	1/28/25	Federal Funds	Onto Innovation	466
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,187	9,061	—	1/28/25	Federal Funds	Open Door Inc —	102
				Effective Rate US	Monthly
				minus 4.38% —
				Monthly
11,586	12,123	—	1/28/25	Federal Funds	Opera Ltd —	(669)
				Effective Rate US	Monthly
				minus 10.89% —
				Monthly
11,959	11,745	—	1/28/25	Federal Funds	Oracle Corp	74
				Effective Rate US	Japan — Monthly
				minus 0.30% —
				Monthly
2,894	3,155	—	1/28/25	Federal Funds	Orchard	(261)
				Effective Rate US	Therapeutics PLC —
				minus 0.23% —	Monthly
				Monthly
24,221	24,827	—	1/28/25	Federal Funds	Organogenesis	(609)
				Effective Rate US	Holdings Inc —
				minus 0.24% —	Monthly
				Monthly
24,127	24,358	—	1/28/25	Federal Funds	Orgenesis Inc —	(283)
				Effective Rate US	Monthly
				minus 2.34% —
				Monthly

130 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$11,447	$11,820	$—	1/28/25	Federal Funds	Oriental Land	$(375)
				Effective Rate US	Co Ltd/Japan —
				minus 0.30% —	Monthly
				Monthly
19,320	18,920	—	1/28/25	Federal Funds	Origin Bancorp	324
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
7,201	7,402	—	1/28/25	Federal Funds	OSG Corp —	(202)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
21,046	21,791	—	1/28/25	Federal Funds	Ottogi Corp —	(756)
				Effective Rate US	Monthly
				minus 0.68% —
				Monthly
49,509	48,936	—	1/28/25	Federal Funds	Oxford Industries	321
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,484	10,083	—	1/28/25	Federal Funds	Pact Group Holdings	(722)
				Effective Rate US	Ltd — Monthly
				minus 0.45% —
				Monthly
10,963	10,690	—	1/28/25	Federal Funds	PAE Inc — Monthly	268
				Effective Rate US
				minus 0.54% —
				Monthly
22,929	22,860	—	1/28/25	Federal Funds	Pan Pacific	(44)
				Effective Rate US	International
				minus 0.37% —	Holdings Corp —
				Monthly	Monthly
57,457	58,474	—	1/28/25	Federal Funds	PAR Technology	(1,059)
				Effective Rate US	Corp — Monthly
				minus 0.99% —
				Monthly
10,663	11,433	—	1/28/25	Federal Funds	Park24 Co Ltd —	(771)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,539	7,360	—	1/28/25	Federal Funds	Partners Bancorp —	179
				Effective Rate US	Monthly
				minus 0.99% —
				Monthly
24,242	25,003	—	1/28/25	Federal Funds	PAVmed Inc —	(982)
				Effective Rate US	Monthly
				minus 13.28% —
				Monthly

PanAgora Market Neutral Fund 131

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$9,607	$9,125	$—	1/28/25	Federal Funds	Paysign Inc —	$482
				Effective Rate US	Monthly
				minus 2.54% —
				Monthly
4,791	4,566	—	1/28/25	Federal Funds	PDL Community	222
				Effective Rate US	Bancorp — Monthly
				minus 0.94% —
				Monthly
25,358	24,820	—	1/28/25	Federal Funds	Pearl Abyss Corp —	478
				Effective Rate US	Monthly
				minus 2.75% —
				Monthly
9,462	9,255	—	1/28/25	Federal Funds	Penns Woods	208
				Effective Rate US	Bancorp Inc —
				minus 1.49% —	Monthly
				Monthly
11,673	11,274	—	1/28/25	Federal Funds	Penske Automotive	398
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly
18,138	17,901	—	1/28/25	Federal Funds	People’s United	(70)
				Effective Rate US	Financial Inc —
				minus 0.23% —	Monthly
				Monthly
13,512	12,576	—	1/28/25	Federal Funds	Pepkor Holdings	925
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
4,134	4,088	—	1/28/25	Federal Funds	Pepper Food	(46)
				Effective Rate US	Service Co Ltd —
				minus 25.00% —	Monthly
				Monthly
4,035	4,065	—	1/28/25	Federal Funds	PeptiDream Inc —	(31)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
6,347	6,250	—	1/28/25	Federal Funds	Persol Holdings Co	96
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
10,805	10,172	—	1/28/25	Federal Funds	Pick n Pay Stores	625
				Effective Rate US	Ltd — Monthly
				minus 0.90% —
				Monthly
6,291	6,392	—	1/28/25	Federal Funds	PICO Holdings Inc —	(101)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

132 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$21,259	$20,640	$—	1/28/25	Federal Funds	Pilgrim’s Pride	$618
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
9,597	9,481	—	1/28/25	Federal Funds	Pirelli & C SpA —	114
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
17,922	17,872	—	1/28/25	Federal Funds	Planet Fitness Inc —	50
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
32,553	27,390	—	1/28/25	Federal Funds	Plantronics Inc —	5,158
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
58,819	58,773	—	1/28/25	Federal Funds	Plug Power Inc —	14
				Effective Rate US	Monthly
				minus 0.64% —
				Monthly
8,990	10,029	—	1/28/25	Federal Funds	PolyNovo Ltd —	(1,043)
				Effective Rate US	Monthly
				minus 0.45% —
				Monthly
31,816	31,317	—	1/28/25	Federal Funds	POSCO Chemical Co	441
				Effective Rate US	Ltd — Monthly
				minus 2.75% —
				Monthly
12,588	12,302	—	1/28/25	Federal Funds	PowerCell Sweden	74
				Effective Rate US	AB — Monthly
				minus 18.00% —
				Monthly
16,528	16,999	—	1/28/25	Federal Funds	PRA Health Sciences	(472)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
18,174	17,651	—	1/28/25	Federal Funds	PRADA SpA —	519
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
28,406	27,796	—	1/28/25	Federal Funds	Prestige Consumer	607
				Effective Rate US	Healthcare Inc —
				minus 0.23% —	Monthly
				Monthly
22,392	21,266	—	1/28/25	Federal Funds	Principal Financial	841
				Effective Rate US	Group Inc —
				minus 0.23% —	Monthly
				Monthly

PanAgora Market Neutral Fund 133

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,578	$10,688	$—	1/28/25	Federal Funds	Prored Partners Co	$(152)
				Effective Rate US	Ltd — Monthly
				minus 5.25% —
				Monthly
27,527	26,874	—	1/28/25	Federal Funds	Provident Financial	(451)
				Effective Rate US	Services Inc —
				minus 0.23% —	Monthly
				Monthly
14,583	13,658	—	1/28/25	Federal Funds	Prudential Bancorp	908
				Effective Rate US	Inc — Monthly
				minus 1.49% —
				Monthly
24,271	24,415	—	1/28/25	Federal Funds	QTS Realty Trust	(147)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,706	16,784	—	1/28/25	Federal Funds	Quantum Corp —	918
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,775	8,348	—	1/28/25	Federal Funds	Radiant Logistics	427
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
9,939	9,927	—	1/28/25	Federal Funds	Radware Ltd —	10
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
24,629	28,133	—	1/28/25	Federal Funds	Rafael Holdings	(3,509)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
2,783	2,946	—	1/28/25	Federal Funds	Raksul Inc —	(182)
				Effective Rate US	Monthly
				minus 7.75% —
				Monthly
3,754	3,990	—	1/28/25	Federal Funds	Ramsay Generale de	(254)
				Effective Rate US	Sante — Monthly
				minus 5.25% —
				Monthly
27,776	29,180	—	1/28/25	Federal Funds	RAPT Therapeutics	(1,579)
				Effective Rate US	Inc — Monthly
				minus 8.09% —
				Monthly
6,772	6,866	—	1/28/25	Federal Funds	RaQualia Pharma	(135)
				Effective Rate US	Inc — Monthly
				minus 6.50% —
				Monthly

134 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$17,605	$17,737	$—	1/28/25	Federal Funds	Reata	$(132)
				Effective Rate US	Pharmaceuticals
				minus 0.23% —	Inc — Monthly
				Monthly
12,149	12,147	—	1/28/25	Federal Funds	Reckitt Benckiser	(114)
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
3,741	3,801	—	1/28/25	Federal Funds	Recruit Holdings Co	(61)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
5,183	5,509	—	1/28/25	Federal Funds	Red Violet Inc —	(326)
				Effective Rate US	Monthly
				minus 2.69% —
				Monthly
27,892	24,136	—	1/28/25	Federal Funds	Regis Corp —	3,754
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,974	11,309	—	1/28/25	Federal Funds	Reliance Worldwide	(444)
				Effective Rate US	Corp Ltd — Monthly
				minus 1.14% —
				Monthly
13,672	13,225	—	1/28/25	Federal Funds	Renesas Electronics	446
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
13,758	14,062	—	1/28/25	Federal Funds	Research Frontiers	(362)
				Effective Rate US	Inc — Monthly
				minus 5.35% —
				Monthly
6,876	7,735	—	1/28/25	Federal Funds	Restaurant Group	(859)
				Effective Rate US	PLC/The — Monthly
				minus 0.30% —
				Monthly
8,274	8,404	—	1/28/25	Federal Funds	Retail Estates NV —	(748)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
39,919	39,161	—	1/28/25	Federal Funds	REV Group Inc —	754
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,223	5,212	—	1/28/25	Federal Funds	Ricksoft Co Ltd —	(44)
				Effective Rate US	Monthly
				minus 13.38% —
				Monthly

PanAgora Market Neutral Fund 135

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,804	$6,663	$—	1/28/25	Federal Funds	Roadrunner	$123
				Effective Rate US	Transportation
				minus 2.52% —	Systems Inc —
				Monthly	Monthly
7,197	6,881	—	1/28/25	Federal Funds	Rockwell Medical	293
				Effective Rate US	Inc — Monthly
				minus 3.04% —
				Monthly
4,445	4,344	—	1/28/25	Federal Funds	Rolls-Royce	101
				Effective Rate US	Holdings PLC —
				minus 0.30% —	Monthly
				Monthly
19,196	19,381	—	1/28/25	Federal Funds	RSA Insurance	(185)
				Effective Rate US	Group PLC —
				minus 0.30% —	Monthly
				Monthly
8,218	8,210	—	1/28/25	Federal Funds	Rubius	(5)
				Effective Rate US	Therapeutics Inc —
				minus 1.99% —	Monthly
				Monthly
11,500	11,860	—	1/28/25	Federal Funds	Ruentex Industries	(1,236)
				Effective Rate US	Ltd — Monthly
				minus 2.85% —
				Monthly
20,979	21,210	—	1/28/25	Federal Funds	Ryanair Holdings	(233)
				Effective Rate US	PLC — Monthly
				minus 0.30% —
				Monthly
26,858	26,052	—	1/28/25	Federal Funds	S&T Bancorp Inc —	442
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,375	7,599	—	1/28/25	Federal Funds	Safehold Inc —	(225)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
13,347	13,162	—	1/28/25	Federal Funds	Samsung Heavy	181
				Effective Rate US	Industries Co Ltd —
				minus 0.40% —	Monthly
				Monthly
17,018	16,380	—	1/28/25	Federal Funds	Samsung SDI Co	630
				Effective Rate US	Ltd — Monthly
				minus 0.75% —
				Monthly
29,145	28,537	—	1/28/25	Federal Funds	Sandy Spring	247
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly

136 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$7,362	$7,478	$—	1/28/25	Federal Funds	Sanoh Industrial Co	$(125)
				Effective Rate US	Ltd — Monthly
				minus 1.50% —
				Monthly
8,220	8,375	—	1/28/25	Federal Funds	Sanrio Co Ltd —	(167)
				Effective Rate US	Monthly
				minus 2.03% —
				Monthly
13,291	13,031	—	1/28/25	Federal Funds	Sarepta	259
				Effective Rate US	Therapeutics Inc —
				minus 0.23% —	Monthly
				Monthly
5,026	5,117	—	1/28/25	Federal Funds	Sawai	(92)
				Effective Rate US	Pharmaceutical Co
				minus 0.30% —	Ltd — Monthly
				Monthly
26,073	27,452	—	1/28/25	Federal Funds	scPharmaceuticals	(1,387)
				Effective Rate US	Inc — Monthly
				minus 1.09% —
				Monthly
16,441	16,098	—	1/28/25	Federal Funds	Seaboard Corp —	327
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
5,430	5,740	—	1/28/25	Federal Funds	SEC Carbon Ltd —	(363)
				Effective Rate US	Monthly
				minus 10.75% —
				Monthly
7,185	7,045	—	1/28/25	Federal Funds	Securitas AB —	140
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
11,700	11,820	—	1/28/25	Federal Funds	Sembcorp	(181)
				Effective Rate US	Industries Ltd —
				minus 6.50% —	Monthly
				Monthly
2,304	2,260	—	1/28/25	Federal Funds	Sembcorp Marine	(75)
				Effective Rate US	Ltd — Monthly
				minus 30.75% —
				Monthly
23,391	25,086	—	1/28/25	Federal Funds	Seres Therapeutics	(1,706)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
13,094	13,679	—	1/28/25	Federal Funds	Seritage Growth	(610)
				Effective Rate US	Properties —
				minus 3.14% —	Monthly
				Monthly

PanAgora Market Neutral Fund 137

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$6,677	$6,263	$—	1/28/25	Federal Funds	Serverworks Co	$354
				Effective Rate US	Ltd — Monthly
				minus 11.13% —
				Monthly
39,388	38,373	—	1/28/25	Federal Funds	ServisFirst	1,012
				Effective Rate US	Bancshares Inc —
				minus 0.23% —	Monthly
				Monthly
44,138	47,366	—	1/28/25	Federal Funds	Shake Shack Inc —	(3,231)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
8,260	8,704	—	1/28/25	Federal Funds	Sharp Corp/	(450)
				Effective Rate US	Japan — Monthly
				minus 0.88% —
				Monthly
37,169	35,894	—	1/28/25	Federal Funds	SharpSpring Inc —	1,240
				Effective Rate US	Monthly
				minus 1.49% —
				Monthly
30,840	32,342	—	1/28/25	Federal Funds	Shockwave Medical	(1,505)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
10,004	9,642	—	1/28/25	Federal Funds	Shui On Land Ltd —	322
				Effective Rate US	Monthly
				minus 9.00% —
				Monthly
12,584	12,485	—	1/28/25	Federal Funds	Siebert Financial	58
				Effective Rate US	Corp — Monthly
				minus 3.56% —
				Monthly
12,642	12,934	—	1/28/25	Federal Funds	Siemens Gamesa	(323)
				Effective Rate US	Renewable Energy
				minus 0.30% —	SA — Monthly
				Monthly
6,783	6,658	—	1/28/25	Federal Funds	SIGA Technologies	123
				Effective Rate US	Inc — Monthly
				minus 0.54% —
				Monthly
6,581	6,604	—	1/28/25	Federal Funds	Signpost Corp —	(57)
				Effective Rate US	Monthly
				minus 6.25% —
				Monthly
10,948	11,736	—	1/28/25	Federal Funds	Silverlake Axis Ltd —	(802)
				Effective Rate US	Monthly
				minus 1.50% —
				Monthly

138 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$8,497	$8,585	$—	1/28/25	Federal Funds	Singapore Airlines	$(88)
				Effective Rate US	Ltd — Monthly
				minus 0.35% —
				Monthly
17,152	16,494	—	1/28/25	Federal Funds	Sinopec Shanghai	(1,006)
				Effective Rate US	Petrochemical Co
				minus 19.44% —	Ltd — Monthly
				Monthly
8,145	7,874	—	1/28/25	Federal Funds	sinops Inc —	207
				Effective Rate US	Monthly
				minus 7.88% —
				Monthly
19,148	19,256	—	1/28/25	Federal Funds	SJM Holdings Ltd —	(112)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
9,909	9,811	—	1/28/25	Federal Funds	SkiStar AB —	96
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
7,253	7,166	—	1/28/25	Federal Funds	Smaregi Inc —	40
				Effective Rate US	Monthly
				minus 8.25% —
				Monthly
39,631	41,303	—	1/28/25	Federal Funds	SMART Global	(1,677)
				Effective Rate US	Holdings Inc —
				minus 0.23% —	Monthly
				Monthly
9,230	9,813	—	1/28/25	Federal Funds	Smart Metering	(583)
				Effective Rate US	Systems PLC —
				minus 3.00% —	Monthly
				Monthly
23,340	24,266	—	1/28/25	Federal Funds	Smartsheet Inc —	(928)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
6,133	6,050	—	1/28/25	Federal Funds	SMC Corp/Japan —	83
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
12,683	12,933	—	1/28/25	Federal Funds	Snow Peak Inc —	(282)
				Effective Rate US	Monthly
				minus 4.00% —
				Monthly
27,794	30,979	—	1/28/25	Federal Funds	Soleno	(3,199)
				Effective Rate US	Therapeutics Inc —
				minus 1.29% —	Monthly
				Monthly

PanAgora Market Neutral Fund 139

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$2,631	$2,665	$—	1/28/25	Federal Funds	Solid Biosciences	$(37)
				Effective Rate US	Inc — Monthly
				minus 0.89% —
				Monthly
333,352	334,290	—	1/28/25	Federal Funds	SPDR S&P 500 ETF	(1,508)
				Effective Rate US	Trust — Monthly
				minus 0.23% —
				Monthly
17,877	18,204	—	1/28/25	Federal Funds	Splunk Inc —	(329)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,953	18,623	—	1/28/25	Federal Funds	Spotify Technology	(670)
				Effective Rate US	SA — Monthly
				minus 0.23% —
				Monthly
5,754	5,671	—	1/28/25	Federal Funds	Sprix Ltd — Monthly	60
				Effective Rate US
				minus 6.13% —
				Monthly
21,602	21,821	—	1/28/25	Federal Funds	Ssangyong Cement	(651)
				Effective Rate US	Industrial Co Ltd —
				minus 0.71% —	Monthly
				Monthly
8,168	8,193	—	1/28/25	Federal Funds	St Joe Co/The —	(25)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,250	7,196	—	1/28/25	Federal Funds	Standard AVB	50
				Effective Rate US	Financial Corp —
				minus 1.64% —	Monthly
				Monthly
19,287	19,117	—	1/28/25	Federal Funds	Standard Life	(342)
				Effective Rate US	Aberdeen PLC —
				minus 0.30% —	Monthly
				Monthly
24,879	25,163	—	1/28/25	Federal Funds	Stanley Black	(395)
				Effective Rate US	& Decker Inc —
				minus 0.23% —	Monthly
				Monthly
5,873	5,680	—	1/28/25	Federal Funds	StarTek Inc —	193
				Effective Rate US	Monthly
				minus 0.54% —
				Monthly
29,517	29,619	—	1/28/25	Federal Funds	Stericycle Inc —	(105)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

140 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$33,256	$32,861	$—	1/28/25	Federal Funds	Sterling	$392
				Effective Rate US	Construction Co
				minus 0.23% —	Inc — Monthly
				Monthly
49,219	50,111	—	1/28/25	Federal Funds	Stitch Fix Inc —	(987)
				Effective Rate US	Monthly
				minus 2.09% —
				Monthly
28,256	28,430	—	1/28/25	Federal Funds	Stoke Therapeutics	(176)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
43,482	43,860	—	1/28/25	Federal Funds	StoneCo Ltd —	(382)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,172	14,829	—	1/28/25	Federal Funds	Storytel AB —	(761)
				Effective Rate US	Monthly
				minus 8.38% —
				Monthly
16,283	16,167	—	1/28/25	Federal Funds	Sumitomo Bakelite	5
				Effective Rate US	Co Ltd — Monthly
				minus 0.30% —
				Monthly
4,440	4,335	—	1/28/25	Federal Funds	Suncity Group	39
				Effective Rate US	Holdings Ltd —
				minus 18.38% —	Monthly
				Monthly
11,935	11,390	—	1/28/25	Federal Funds	SWK Holdings	531
				Effective Rate US	Corp — Monthly
				minus 2.64% —
				Monthly
22,176	23,095	—	1/28/25	Federal Funds	Syneos Health Inc —	(921)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,309	18,343	—	1/28/25	Federal Funds	Sysco Corp —	(36)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
10,219	10,571	—	1/28/25	Federal Funds	Taiyo Nippon Sanso	(352)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
5,394	5,402	—	1/28/25	Federal Funds	Takara Bio Inc —	(9)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly

PanAgora Market Neutral Fund 141

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$5,562	$5,589	$—	1/28/25	Federal Funds	Taki Chemical Co	$(53)
				Effective Rate US	Ltd — Monthly
				minus 4.50% —
				Monthly
9,182	9,891	—	1/28/25	Federal Funds	Tateru Inc —	(751)
				Effective Rate US	Monthly
				minus 6.13% —
				Monthly
21,343	24,339	—	1/28/25	Federal Funds	Ted Baker PLC —	(2,996)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
32,581	32,569	—	1/28/25	Federal Funds	Teladoc Health	7
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
19,394	20,040	—	1/28/25	Federal Funds	Teleflex Inc —	(665)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
20,939	21,084	—	1/28/25	Federal Funds	TherapeuticsMD	(716)
				Effective Rate US	Inc — Monthly
				minus 27.58% —
				Monthly
25,652	26,168	—	1/28/25	Federal Funds	Thermo Fisher	(518)
				Effective Rate US	Scientific Inc —
				minus 0.23% —	Monthly
				Monthly
8,125	8,455	—	1/28/25	Federal Funds	Tokai Carbon Co	(463)
				Effective Rate US	Ltd — Monthly
				minus 1.25% —
				Monthly
9,055	9,101	—	1/28/25	Federal Funds	Tokyo Base Co Ltd —	(66)
				Effective Rate US	Monthly
				minus 3.50% —
				Monthly
7,756	8,135	—	1/28/25	Federal Funds	Tokyu REIT Inc —	(578)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
27,218	26,808	—	1/28/25	Federal Funds	Tootsie Roll	399
				Effective Rate US	Industries Inc —
				minus 0.59% —	Monthly
				Monthly
6,618	6,719	—	1/28/25	Federal Funds	Toyo Seikan Group	(102)
				Effective Rate US	Holdings Ltd —
				minus 0.30% —	Monthly
				Monthly

142 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$43,428	$42,994	$—	1/28/25	Federal Funds	TPI Composites	$430
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
17,594	17,588	—	1/28/25	Federal Funds	Tradeweb Markets	(19)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
23,423	23,322	—	1/28/25	Federal Funds	Transcontinental	98
				Effective Rate US	Realty Investors
				minus 0.23% —	Inc — Monthly
				Monthly
9,695	9,859	—	1/28/25	Federal Funds	Traton SE — Monthly	(176)
				Effective Rate US
				minus 1.50% —
				Monthly
6,830	6,891	—	1/28/25	Federal Funds	Treasury Wine	(63)
				Effective Rate US	Estates Ltd —
				minus 0.45% —	Monthly
				Monthly
17,440	17,081	—	1/28/25	Federal Funds	TreeHouse Foods	357
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
15,268	15,547	—	1/28/25	Federal Funds	Trex Co Inc —	(280)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,969	8,107	—	1/28/25	Federal Funds	Tricida Inc —	(139)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
22,637	22,798	—	1/28/25	Federal Funds	Trimble Inc —	(163)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
23,938	23,479	—	1/28/25	Federal Funds	Trinity Industries	238
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
5,032	5,039	—	1/28/25	Federal Funds	Triumph Group	(7)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
39,857	39,133	—	1/28/25	Federal Funds	Tucows Inc —	695
				Effective Rate US	Monthly
				minus 1.19% —
				Monthly

PanAgora Market Neutral Fund 143

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$10,521	$10,029	$—	1/28/25	Federal Funds	Turk Hava Yollari	$382
				Effective Rate US	AO — Monthly
				minus 15.93% —
				Monthly
26,120	26,106	—	1/28/25	Federal Funds	Turtle Beach Corp —	13
				Effective Rate US	Monthly
				minus 1.14% —
				Monthly
52,615	54,196	—	1/28/25	Federal Funds	Twist Bioscience	(1,586)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
17,359	17,611	—	1/28/25	Federal Funds	Tyler Technologies	(251)
				Effective Rate US	Inc — Monthly
				minus 0.23% —
				Monthly
16,637	16,765	—	1/28/25	Federal Funds	Umicore SA —	(238)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
8,731	8,713	—	1/28/25	Federal Funds	Unicharm Corp —	(13)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
26,409	26,504	—	1/28/25	Federal Funds	Unilever Indonesia	(530)
				Effective Rate US	Tbk PT — Monthly
				minus 4.00% —
				Monthly
5,753	5,947	—	1/28/25	Federal Funds	Union Bankshares	(312)
				Effective Rate US	Inc/Morrisville VT —
				minus 5.69% —	Monthly
				Monthly
7,347	7,818	—	1/28/25	Federal Funds	Unipres Corp —	(702)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
33,046	32,414	—	1/28/25	Federal Funds	United Bankshares	628
				Effective Rate US	Inc/WV — Monthly
				minus 0.23% —
				Monthly
8,839	8,924	—	1/28/25	Federal Funds	UNITY	(116)
				Effective Rate US	Biotechnology Inc —
				minus 1.30% —	Monthly
				Monthly
26,691	27,597	—	1/28/25	Federal Funds	Upwork Inc —	(909)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

144 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$4,071	$5,143	$—	1/28/25	Federal Funds	UroGen Pharma	$(1,078)
				Effective Rate US	Ltd — Monthly
				minus 1.69% —
				Monthly
7,684	7,649	—	1/28/25	Federal Funds	US Ecology Inc —	34
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
27,334	26,150	—	1/28/25	Federal Funds	Valley National	1,181
				Effective Rate US	Bancorp — Monthly
				minus 0.23% —
				Monthly
15,922	16,367	—	1/28/25	Federal Funds	Verrica	(454)
				Effective Rate US	Pharmaceuticals
				minus 1.19% —	Inc — Monthly
				Monthly
16,397	16,153	—	1/28/25	Federal Funds	ViacomCBS Inc —	242
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
28,390	28,724	—	1/28/25	Federal Funds	Viavi Solutions Inc —	(337)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
40,908	40,744	—	1/28/25	Federal Funds	VirnetX Holding	130
				Effective Rate US	Corp — Monthly
				minus 1.47% —
				Monthly
18,973	18,856	—	1/28/25	Federal Funds	Virtu Financial Inc —	(60)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
7,093	7,128	—	1/28/25	Federal Funds	Visionary Holdings	(98)
				Effective Rate US	Co Ltd — Monthly
				minus 10.00% —
				Monthly
45,346	45,107	—	1/28/25	Federal Funds	Visteon Corp —	234
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
18,850	18,952	—	1/28/25	Federal Funds	Viva Biotech	(486)
				Effective Rate US	Holdings — Monthly
				minus 23.38% —
				Monthly
28,041	27,395	—	1/28/25	Federal Funds	VolitionRX Ltd —	596
				Effective Rate US	Monthly
				minus 5.23% —
				Monthly

PanAgora Market Neutral Fund 145

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$14,813	$14,615	$—	1/28/25	Federal Funds	W-Scope Corp —	$91
				Effective Rate US	Monthly
				minus 10.75% —
				Monthly
21,675	20,931	—	1/28/25	Federal Funds	Washington Real	742
				Effective Rate US	Estate Investment
				minus 0.23% —	Trust — Monthly
				Monthly
20,076	19,728	—	1/28/25	Federal Funds	Washington Trust	347
				Effective Rate US	Bancorp Inc —
				minus 0.23% —	Monthly
				Monthly
8,392	8,738	—	1/28/25	Federal Funds	Washtec AG —	(347)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
12,710	12,600	—	1/28/25	Federal Funds	Waste Connections	85
				Effective Rate US	Inc — Monthly
				minus 0.25% —
				Monthly
7,548	8,066	—	1/28/25	Federal Funds	Webjet Ltd —	(524)
				Effective Rate US	Monthly
				minus 1.25% —
				Monthly
15,670	15,125	—	1/28/25	Federal Funds	Webster Financial	323
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
13,171	13,023	—	1/28/25	Federal Funds	Weir Group PLC/	148
				Effective Rate US	The — Monthly
				minus 0.30% —
				Monthly
38,065	37,158	—	1/28/25	Federal Funds	Welbilt Inc —	902
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
17,585	19,172	—	1/28/25	Federal Funds	Western Digital	(1,587)
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
19,940	21,083	—	1/28/25	Federal Funds	WH Smith PLC —	(1,143)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
16,671	16,645	—	1/28/25	Federal Funds	Wharf Real Estate	24
				Effective Rate US	Investment Co Ltd —
				minus 0.75% —	Monthly
				Monthly

146 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$18,807	$20,115	$—	1/28/25	Federal Funds	Whitbread PLC —	$(1,308)
				Effective Rate US	Monthly
				minus 0.30% —
				Monthly
34,479	33,652	—	1/28/25	Federal Funds	WillScot Mobile Mini	824
				Effective Rate US	Holdings Corp —
				minus 0.23% —	Monthly
				Monthly
16,886	16,276	—	1/28/25	Federal Funds	Wintrust Financial	503
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
11,630	11,300	—	1/28/25	Federal Funds	Wiwynn Corp —	(31)
				Effective Rate US	Monthly
				minus 3.13% —
				Monthly
17,754	17,972	—	1/28/25	Federal Funds	Wix.com Ltd —	(220)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
14,352	13,512	—	1/28/25	Federal Funds	Woolworths	831
				Effective Rate US	Holdings Ltd/South
				minus 0.90% —	Africa — Monthly
				Monthly
16,557	17,417	—	1/28/25	Federal Funds	Wrap Technologies	(1,191)
				Effective Rate US	Inc — Monthly
				minus 28.04% —
				Monthly
17,284	17,307	—	1/28/25	Federal Funds	Wynn Macau Ltd —	(24)
				Effective Rate US	Monthly
				minus 0.40% —
				Monthly
25,404	26,337	—	1/28/25	Federal Funds	XBiotech Inc —	(1,022)
				Effective Rate US	Monthly
				minus 4.94% —
				Monthly
28,669	27,693	—	1/28/25	Federal Funds	XOMA Corp —	928
				Effective Rate US	Monthly
				minus 5.04% —
				Monthly
42,620	41,462	—	1/28/25	Federal Funds	Xperi Holding	986
				Effective Rate US	Corp — Monthly
				minus 0.23% —
				Monthly
21,039	21,008	—	1/28/25	Federal Funds	XPO Logistics Inc —	29
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly

PanAgora Market Neutral Fund 147

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$19,571	$19,373	$—	1/28/25	Federal Funds	Yageo Corp —	$99
				Effective Rate US	Monthly
				minus 4.50% —
				Monthly
10,138	10,120	—	1/28/25	Federal Funds	Yamashin-Filter	(31)
				Effective Rate US	Corp — Monthly
				minus 4.38% —
				Monthly
7,852	7,852	—	1/28/25	Federal Funds	Yamato Holdings Co	(1)
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
6,550	6,518	—	1/28/25	Federal Funds	Yamazaki Baking Co	30
				Effective Rate US	Ltd — Monthly
				minus 0.30% —
				Monthly
17,803	18,010	—	1/28/25	Federal Funds	Yaskawa Electric	(267)
				Effective Rate US	Corp — Monthly
				minus 0.30% —
				Monthly
57,882	59,296	—	1/28/25	Federal Funds	YETI Holdings Inc —	(1,420)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
31,071	31,431	—	1/28/25	Federal Funds	Yihai International	(367)
				Effective Rate US	Holding Ltd —
				minus 0.40% —	Monthly
				Monthly
17,375	17,412	—	1/28/25	Federal Funds	Ypsomed Holding	(49)
				Effective Rate US	AG — Monthly
				minus 1.50% —
				Monthly
17,089	17,157	—	1/28/25	Federal Funds	Yum! Brands Inc —	(68)
				Effective Rate US	Monthly
				minus 0.23% —
				Monthly
30,054	30,054	—	1/28/25	Federal Funds	ZAGG Inc — Monthly	(13)
				Effective Rate US
				minus 0.23% —
				Monthly
22,152	21,627	—	1/28/25	Federal Funds	Zhenro Properties	519
				Effective Rate US	Group Ltd —
				minus 0.40% —	Monthly
				Monthly
10,116	10,281	—	1/28/25	Federal Funds	Zhuzhou CRRC	(371)
				Effective Rate US	Times Electric Co
				minus 0.40% —	Ltd — Monthly
				Monthly

148 PanAgora Market Neutral Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
$16,932	$17,754	$—	1/28/25	Federal Funds	ZIOPHARM	$(832)
				Effective Rate US	Oncology Inc —
				minus 0.79% —	Monthly
				Monthly
29,447	28,919	—	1/28/25	Federal Funds	Zynex Inc — Monthly	446
				Effective Rate US
				minus 2.44% —
				Monthly
Upfront premium received		—		Unrealized appreciation		316,327
Upfront premium (paid)		—		Unrealized (depreciation)		(375,368)
Total		$—		Total		$(59,041)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks * :
Financials	$620,840	$—	$—
Information technology	3,237	—	—
Total common stocks	624,077	—	—
Investment companies	3,712	—	—
Units	1,001,642	—	—
Warrants	50,658	—	—
Short-term investments	3,278,554	—	—
Totals by level	$4,958,643	$—	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(59,041)	$—
Totals by level	$—	$(59,041)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 149

Statement of assets and liabilities 8/31/20
ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $4,926,098)	$4,958,643
Dividends, interest and other receivables	13,358
Receivable for shares of the fund sold	1,096
Receivable for investments sold	1,294,360
Receivable from Manager (Note 2)	37,317
Unrealized appreciation on OTC swap contracts (Note 1)	316,327
Deposits with broker	3,545,595
Prepaid assets	52,762
Total assets	10,219,458

LIABILITIES
Payable for investments purchased	1,159,307
Payable for custodian fees (Note 2)	6,951
Payable for investor servicing fees (Note 2)	533
Payable for Trustee compensation and expenses (Note 2)	209
Payable for administrative services (Note 2)	15
Payable for distribution fees (Note 2)	3,450
Unrealized depreciation on OTC swap contracts (Note 1)	375,368
Other accrued expenses	85,161
Total liabilities	1,630,994

Net assets	$8,588,464

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$9,230,833
Total distributable earnings (Note 1)	(642,369)
Total — Representing net assets applicable to capital shares outstanding	$8,588,464

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($8,100,387 divided by 996,653 shares)	$8.13
Offering price per class A share (100/94.25 of $8.13)*	$8.63
Net asset value and offering price per class B share ($7,953 divided by 1,000 shares)**	$7.95
Net asset value and offering price per class C share ($7,953 divided by 1,000 shares)**	$7.95
Net asset value, offering price and redemption price per class R share
($8,070 divided by 1,000 shares)	$8.07
Net asset value, offering price and redemption price per class R6 share
($345,552 divided by 42,203 shares)	$8.19
Net asset value, offering price and redemption price per class Y share
($118,549 divided by 14,481 shares)	$8.19

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

150 PanAgora Market Neutral Fund

Statement of operations Year ended 8/31/20
INVESTMENT INCOME
Interest	$109,554
Dividends	294
Total investment income	109,848

EXPENSES
Compensation of Manager (Note 2)	119,694
Investor servicing fees (Note 2)	3,838
Custodian fees (Note 2)	6,272
Trustee compensation and expenses (Note 2)	424
Distribution fees (Note 2)	20,914
Administrative services (Note 2)	245
Reports to shareholders	38,650
Auditing and tax fees	58,280
Blue sky expense	91,101
Other	2,509
Fees waived and reimbursed by Manager (Note 2)	(178,973)
Total expenses	162,954
Expense reduction (Note 2)	(15)
Net expenses	162,939

Net investment loss	(53,091)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	60,569
Foreign currency transactions (Note 1)	(1,455)
Swap contracts (Note 1)	(544,264)
Total net realized loss	(485,150)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	26,358
Swap contracts	(94,922)
Total change in net unrealized depreciation	(68,564)

Net loss on investments	(553,714)

Net decrease in net assets resulting from operations	$(606,805)

The accompanying notes are an integral part of these financial statements.

PanAgora Market Neutral Fund 151

Statement of changes in net assets
DECREASE IN NET ASSETS	Year ended 8/31/20	Year ended 8/31/19
Operations
Net investment income (loss)	$(53,091)	$68,228
Net realized loss on investments
and foreign currency transactions	(485,150)	(884,028)
Change in net unrealized appreciation (depreciation)
of investments	(68,564)	35,559
Net decrease in net assets resulting from operations	(606,805)	(780,241)
Decrease from capital share transactions (Note 4)	(716,015)	(22,190)
Total decrease in net assets	(1,322,820)	(802,431)

NET ASSETS
Beginning of year	9,911,284	10,713,715
End of period	$8,588,464	$9,911,284

The accompanying notes are an integral part of these financial statements.

152 PanAgora Market Neutral Fund

This page left blank intentionally.

PanAgora Market Neutral Fund 153

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	Portfolio
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	end of period	(%) [b]	(in thousands)	net assets (%) [c,d]	net assets (%) [d]	turnover (%)
Class A
August 31, 2020	$8.66	(.05)	(.48)	(.53)	—	—	$8.13	(6.12)	$8,100	1.79	(.63)	84
August 31, 2019	9.32	.05	(.71)	(.66)	—	—	8.66	(7.08)	8,621	1.79	.61	—
August 31, 2018 †	10.00	(.02)	(.66)	(.68)	—	—	9.32	(6.80)*	9,275	1.69*	(.21)*	—
Class B
August 31, 2020	$8.53	(.11)	(.47)	(.58)	—	—	$7.95	(6.80)	$8	2.54	(1.38)	84
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class C
August 31, 2020	$8.53	(.11)	(.47)	(.58)	—	—	$7.95	(6.80)	$8	2.54	(1.38)	84
August 31, 2019	9.25	(.01)	(.71)	(.72)	—	—	8.53	(7.78)	9	2.54	(.14)	—
August 31, 2018 †	10.00	(.09)	(.66)	(.75)	—	—	9.25	(7.50)*	9	2.40 *	(.92)*	—
Class R
August 31, 2020	$8.62	(.07)	(.48)	(.55)	—	—	$8.07	(6.38)	$8	2.04	(.88)	84
August 31, 2019	9.30	.03	(.71)	(.68)	—	—	8.62	(7.31)	9	2.04	.36	—
August 31, 2018 †	10.00	(.04)	(.66)	(.70)	—	—	9.30	(7.00)*	9	1.93*	(.45)*	—
Class R6
August 31, 2020	$8.70	(.01)[e]	(.50)	(.51)	—	—	$8.19	(5.86)	$346	1.55	(.13)[e]	84
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	858	1.55	.87	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	971	1.46*	.13*	—
Class Y
August 31, 2020	$8.70	—[e,f]	(.51)	(.51)	—	—	$8.19	(5.86)	$119	1.54	.02[e]	84
August 31, 2019	9.34	.08	(.72)	(.64)	—	—	8.70	(6.85)	399	1.54	.86	—
August 31, 2018 †	10.00	.01	(.67)	(.66)	—	—	9.34	(6.60)*	431	1.45*	.11*	—

* Not annualized.

† For the period September 21, 2017 (commencement of operations) to August 31, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
August 31, 2020	1.94%
August 31, 2019	1.67
August 31, 2018	3.71

e The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

154 PanAgora Market Neutral Fund	PanAgora Market Neutral Fund 155

Notes to financial statements 8/31/20

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2019 through August 31, 2020.

Putnam PanAgora Market Neutral Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek absolute return (i.e. positive total return in diverse market environments over time). The fund pursues its goal by investing through a diversified set of long and short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund and an affiliate of Putnam Management, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts, although it may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed-income securities, and other investment companies. The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed-income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

In addition, PanAgora may invest up to 25% of the fund’s net assets in stock, rights, warrants, units, and other securities of special purpose acquisition companies (“SPACs”).

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Prior to November 25, 2019, class M shares were sold with a maximum front-end sales charge of 3.50% and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not

156 PanAgora Market Neutral Fund

subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units

PanAgora Market Neutral Fund 157

of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a

158 PanAgora Market Neutral Fund

payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $59,041 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,545,595 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

PanAgora Market Neutral Fund 159

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $673,196 to its fiscal year ending August 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and August 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and August 31, 2020).

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from late year loss deferrals, from net operating loss and from income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $181,893 to decrease accumulated net investment loss, $665,325 to decrease paid-in capital and $483,432 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$99,027
Unrealized depreciation	(68,200)
Net unrealized appreciation	30,827
Late year ordinary loss deferral	(673,196)
Cost for federal income tax purposes	$4,868,775

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management for which PanAgora is acting as sub-adviser launched on or after the date of the fund’s management contract, as determined at the close of each business day during the month. Such annual rates may vary as follows:

1.300%	of the first $1 billion,	1.280%	of the next $2 billion and
1.290%	of the next $2 billion,	1.270%	of any excess thereafter

160 PanAgora Market Neutral Fund

For the reporting period, the fee represented an effective rate (excluding the impact from any expense waivers in effect) of 1.301% of the fund’s average net assets.

Putnam Management has contractually agreed, through December 30, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $178,973 as a result of this limit.

PanAgora, an affiliate of Putnam Management, is authorized by the Trustees to make investment decisions for the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PanAgora for its services at an annual rate of 1.00% of the average net assets of the portion of the fund managed by PanAgora.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$3,392	Class R	3
Class B	3	Class R6	314
Class C	3	Class Y	122
Class M	1	Total	$3,838

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $15 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $6, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

PanAgora Market Neutral Fund 161

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$20,694
Class B	1.00%	1.00%	82
Class C	1.00%	1.00%	82
ClassM *	1.00%	0.75%	15
Class R	1.00%	0.50%	41
Total			$20,914

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $70 and no monies from the sale of class A and class M shares, respectively, and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$2,113,602	$461,055
U.S. government securities (Long-term)	—	—
Total	$2,113,602	$461,055

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	2,898	$23,611	477	$4,247
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	2,898	23,611	477	4,247
Shares repurchased	(2,257)	(18,768)	(37)	(331)
Net increase	641	$4,843	440	$3,916

162 PanAgora Market Neutral Fund

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	YEAR ENDED 8/31/20 *		YEAR ENDED 8/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(1,000)	(8,516)	—	—
Net decrease	(1,000)	$(8,516)	—	$—

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	—	—	—	—
Net increase (decrease)	—	$—	—	$—

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	32,036	$264,080	64,196	$593,268
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	32,036	264,080	64,196	593,268
Shares repurchased	(88,463)	(725,462)	(69,593)	(616,521)
Net decrease	(56,427)	$(461,382)	(5,397)	$(23,253)

PanAgora Market Neutral Fund 163

	YEAR ENDED 8/31/20		YEAR ENDED 8/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	13,132	$113,557	5,555	$50,070
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	13,132	113,557	5,555	50,070
Shares repurchased	(44,482)	(364,517)	(5,834)	(52,923)
Net decrease	(31,350)	$(250,960)	(279)	$(2,853)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value
Class A	994,000	99.73%	$8,081,220
Class B	1,000	100.00	7,953
Class C	1,000	100.00	7,953
Class R	1,000	100.00	8,070

Note 5: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 6: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

OTC total return swap contracts (notional)	$29,600,000
Warrants (number of warrants)	16,000

164 PanAgora Market Neutral Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Equity contracts	Investments, Receivables	$366,985	Payables	$375,368
Total		$366,985		$375,368

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Swaps	Total
Equity contracts	$974	$(544,264)	$(543,290)
Total	$974	$(544,264)	$(543,290)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Swaps	Total
Equity contracts	$(213)	$(94,922)	$(95,135)
Total	$(213)	$(94,922)	$(95,135)

PanAgora Market Neutral Fund 165

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Morgan Stanley & Co. International PLC	Total
Assets:
OTC Total return swap contracts*#	$316,327	$316,327
Total Assets	$316,327	$316,327
Liabilities:
OTC Total return swap contracts*#	$375,368	$375,368
Total Liabilities	$375,368	$375,368
Total Financial and Derivative Net Assets	$(59,041)	$(59,041)
Total collateral received (pledged)†##	$(59,041)
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$(3,545,595)	$(3,545,595)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities and/or Deposits with broker on the Statement of assets and liabilities. This amount represents collateral on margin requirements for outstanding OTC total return swap contracts.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

166 PanAgora Market Neutral Fund

Federal tax information (Unaudited)

The Form 1099 that will be mailed to you in January 2021 will show the tax status of all distributions paid to your account in calendar 2020.

PanAgora Market Neutral Fund 167

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012
Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury
Born 1947, Trustee since 2009
Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann
Born 1955, Trustee since 2010
Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Ascent Resources, LLC, a private exploration and production company established to acquire, explore for, develop, and produce natural gas, oil, and natural gas liquids reserves in the Appalachian Basin; Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy
Born 1975, Trustee since 2012
Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill
Born 1954, Trustee since 2017
Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow
Born 1947, Trustee since 1997
Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Trustee of Yale University; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler
Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018, and Chair since 2018
Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

168 PanAgora Market Neutral Fund

George Putnam, III

Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh

Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen

Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pioneer Natural Resources, a publicly traded company engaged in oil exploration and production in the Permian basin; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*

Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2020, there were 98 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

PanAgora Market Neutral Fund 169

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Robert T. Burns (Born 1961)	Richard T. Kircher (Born 1962)
Vice President and Chief Legal Officer	Vice President and BSA Compliance Officer
Since 2011	Since 2019
General Counsel, Putnam Investments,	Assistant Director, Operational Compliance, Putnam
Putnam Management, and Putnam Retail Management	Investments and Putnam Retail Management

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Mark C. Trenchard (Born 1962)
Since 2004	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

170 PanAgora Market Neutral Fund

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Global Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
Equity Income Fund
International Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

PanAgora Market Neutral Fund 171

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2055 Fund
Putnam PanAgora**	Putnam Retirement Advantage 2050 Fund
Putnam PanAgora Managed Futures Strategy	Putnam Retirement Advantage 2045 Fund
Putnam PanAgora Market Neutral Fund	Putnam Retirement Advantage 2040 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2040 Fund
Asset Allocation	Putnam Retirement Advantage 2035 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2030 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2020 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

172 PanAgora Market Neutral Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
PanAgora Asset Management, Inc.	Paul L. Joskow	and Compliance Liaison
One International Place, 24th Floor	George Putnam, III
Boston, MA 02110	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
Independent Registered Public	Officer, and Chief Risk Officer	Principal Financial Officer,
Accounting Firm		Principal Accounting Officer,
PricewaterhouseCoopers LLP	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam PanAgora Market Neutral Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In October 2019, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employee notification to the Code of Ethics Officer before acting as a public official for any government entity (ii) Clarifying changes to the Insider Trading provisions and to the rules for trading in securities issued by Great-West Lifeco.

In December 2019, the Code of Ethics of PanAgora Asset Management, Inc. was amended to remove a previous exemption from the preclearance requirements of personal trades in certain “broad based” closed-end funds and legacy references to Marsh & McLennan Companies.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Distributions Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2020	$51,044	$ —	$7,296	$ —
August 31, 2019	$49,452	$ —	$5,670	$ —

For the fiscal years ended August 31, 2020 and August 31, 2019, the fund's independent auditor billed aggregate non-audit fees in the amounts of $353,138 and $552,654 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2020	$ —	$345,842	$ —	$ —
August 31, 2019	$ —	$546,984	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith. In addition, the Code of Ethics of PanAgora Asset Management, Inc. is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 29, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 29, 2020